J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.13

Seller Name	Seller Loan ID	Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
XXX	XXXXX	304041787	finding-3352	01/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors	Resolved	01/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041787	FCRE8999	01/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041786	finding-3352	01/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041786	finding-2962	01/23/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041786	FCRE8999	01/26/2024	Credit	Data	No Credit Findings	No Credit related findings were not identified on the loan.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041782	finding-3352	01/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factors	Resolved	01/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041782	FCRE2109	01/13/2024	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Lender Income Calculation missing on file.	See attached income worksheet and WVOE	Received lender income calc worksheets. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factors	Resolved	01/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041781	FCRE5786	01/30/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Incomplete	Borrower X Gap Credit Report is Partially Present. Gap credit provided as it was missing. However, the credit provided is dated XX/XX/XXXX and is required to be within XX days of the Note date. Exception added.	See attached exception report.	Received a Lender Approved Exception dated X/X/XXXX due to the gap credit report not within the required time-frame of XX days from the Note date, which was waived. The following compensating factors were identified by the lender, CLTV is XX.XX program allows for XX%, DTI at XX.XX and FICO XXX. Exception downgraded to a level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factors

Borrower has stable job time - Borrower has X.XX years on job. Compensation Factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors	Acknowledged		Yes	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304041781	FCRE5782	01/12/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Missing Gap report. CR report in file is XX days from Note date, however, per guidelines, Seller is to confirm there are no new or higher debt obligations for the borrower by using a gap credit report, soft-pull or undisclosed credit monitoring. This type of report is required if Note date is greater than XX days after the date of the credit report relied upon for underwriting. The gap credit report, soft-pull or final report for the undisclosed debt monitoring is to be dated within XX days of the Note date.	See attached soft pull.	Borrower X Gap Credit Report is not missing.; Received gap credit report dated X/XX/XXXX, nothing changed on credit that impacts the borrower's DTI. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factors

Borrower has stable job time - Borrower has X.XX years on job. Compensation Factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors	Resolved	01/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041781	FVAL3825	01/11/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection FEMA declared XXX in a disaster area (XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA release date. A Post Disaster Inspection is required.	PDI; PDI	Received Post-Disaster Inspection dated X/XX/XXXX, with photos confirming there were no damages to the subject property. Exception Resolved.; No document attached to finding. Pending PDI. Exception Remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factors

Borrower has stable job time - Borrower has X.XX years on job. Compensation Factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors	Resolved	01/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041778	finding-3352	01/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041778	FCRE8999	01/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041775	finding-3352	01/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	01/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041775	FCRE1437	01/12/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Final XXXX in file indicates a Loan Exception was granted at XXX for subject loan being a Personal Loan of the Broker Owner and that email evidence should be located in the file documenting exception. Loan file missing supporting documentation.	Scenario does not warrant an exception. Being a refinance, not looked at this as a non-arm’s length transaction.	The loan is a refinance, and borrower is an employee of the company, XXX. All documentation reviewed and meet guideline requirements. There is no evidence as to why the loan would need a lender exception. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	01/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041772	finding-3352	01/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041772	FCRE8999	01/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041771	FCOM1887	01/17/2024	Compliance	Missing Doc	Missing QM/ATR Checklist	The Ability-to-Repay Borrower Attestation missing and is required to meet guidelines	See attached ATR Attestation on file executed.	Received the executed Ability-to-Repay borrower attestation.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041769	finding-3352	01/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041769	finding-2962	01/16/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041769	FCRE8999	01/16/2024	Credit	Data	No Credit Findings	No Credit related findings were not identified on the loan.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041768	finding-3352	1/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041768	finding-2962	1/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041768	FCRE8999	1/18/2024	Credit	Data	No Credit Findings	No Credit related findings were not identified on the loan.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041766	finding-3352	1/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041766	finding-2962	1/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041766	FCRE8999	1/18/2024	Credit	Data	No Credit Findings	No Credit related findings were not identified on the loan.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041761	FCRE1148	01/12/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX	See attached supplement to title showing item X to be removed/amended from final policy.	Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX; Received final Title Policy reflecting the correct coverage amount of $XXX,XXX and a supplement reflecting Item #X on title was removed from Title. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of % is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of % is less than Guideline LTV of XX%	Resolved	01/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041761	FCRE1254	01/17/2024	Credit	Title	Property Title Issue	Property Title Issue The Title Prelim reflects two other liens both dated X/X/XXXX for $XXX,XXX and $XXX,XXX along with the tax liens, which were paid at closing. A final title policy required reflecting all liens released, subject loan was subordinated to first lien mortgage for $X,XXX,XXX.	Please review Final Title Policy attached.	Property Title Issue Resolved; Received final Title Policy reflecting the liens released. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of % is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of % is less than Guideline LTV of XX%	Resolved	01/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041760	finding-3352	01/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041760	finding-2962	01/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041760	FCRE8999	01/19/2024	Credit	Data	No Credit Findings	No Credit related findings were not identified on the loan.	Informational	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	01/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041756	finding-3352	01/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041756	FCRE8999	01/23/2024	Credit	Data	No Credit Findings	No Credit related findings were not identified on the loan.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041751	FCOM1887	01/14/2024	Compliance	Missing Doc	Missing QM/ATR Checklist	ATR Attestation missing on file.	Per seller guide, ATR attestation is not required	Received an update to guidelines, not requiring the ATR Borrower Attestation. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job. Compensation factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041750	FCRE1195	01/13/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX% exceeds Guideline CLTV of XX% Condo Warrantable Owner Occupied max CLTV XX%	See attached matrix.; See attached matrix; max of XX CLTV only applies to X-X unit properties, condo-warrantable within normal guidelines at max XX CLTV per qualifying factors	Audited CLTV of XX% is less than or equal to Guideline CLTV of XX%; Received updated matrix dated XX/X/XXXX which would be prior to the Note date and these guidelines would have been utilized, rather than the X/X/XXXX and the X/XX/XXXX guidelines. These guidelines do not reflect a Warranatble Condo has a XX% LTV. The loan file does meet the guidelines provided. Exception Resolved.; Received updated guidelines dated X/X/XXXX which differ from the guidelines provided upon the initial review dated X/XX/XXXX. Guidelines dated X/XX/XXXX do not reflecting the CLTV maximum only applies to X-X Units. It specifically states SFR, PUD and Condo Warrantable max XX CLTV. Further, the Note is dated X/X/XXXX and guidelines provided are dated after the Note date. Therefore, exception unable to be cleared as the guidelines provided are dated after the loan closed. Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041750	FCRE1196	01/13/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX% exceeds Guideline HCLTV of XX%	See attached matrix.; See attached matrix; max of XX CLTV only applies to X-X unit properties, condo-warrantable within normal guidelines at max XX CLTV per qualifying factors	Audited HLTV of XX% is less than or equal to Guideline HCLTV of XX%; Received updated matrix dated XX/X/XXXX which would be prior to the Note date and these guidelines would have been utilized, rather than the X/X/XXXX and the X/XX/XXXX guidelines. These guidelines do not reflect a Warranatble Condo has a XX% LTV. The loan file does meet the guidelines provided. Exception Resolved.; Received updated guidelines dated X/X/XXXX which differ from the guidelines provided upon the initial review dated X/XX/XXXX. Guidelines dated X/XX/XXXX do not reflecting the CLTV maximum only applies to X-X Units. It specifically states SFR, PUD and Condo Warrantable max XX CLTV. Further, the Note is dated X/X/XXXX and guidelines provided are dated after the Note date. Therefore, exception unable to be cleared as the guidelines provided are dated after the loan closed. Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041750	FCRE5790	01/13/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). The gap credit report, soft-pull or final report for the undisclosed debt monitoring is to be dated within XX days of the Note date.	Per section X.X of guidelines, soft pull is to be dated within XX days of Note date. See attached UDM dated XX/XX, XX days from Note date (X/X)	Received gap credit soft pull dated XX/XX/XXXX, which is within the XX day time-frame from the Note date X/X/XXXX (XX days). No new debts were incurred. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041746	finding-3352	01/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041746	FCRE1204	01/15/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts XXX, Appraiser on Watch List and was not cleared.	See attached OFAC clearance report.	All Fraud Report Alerts have been cleared or None Exist; Received OFAC Search for XXX, no matches found. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041741	finding-3352	01/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041741	finding-2962	01/24/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041741	FCRE8999	01/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041736	FCOM1887	01/18/2024	Compliance	Missing Doc	Missing QM/ATR Checklist	Missing Ability To Repay Borrower Attestation.	Not required, resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041736	finding-3352	01/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041736	FCRE1159	01/16/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX	See attached copy of original policy.; Please advise if ordering a property inspection will remedy the gap in time between closing and policy date.	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided; Received Response from Seller asking if a Property Inspection would clear the gap between HOI Coverage. However, after review of the policy and final CD, it appears that HOI effective date is one day after the disbursement date. A property inspection would not clear exception, but if disbursement date was updated would need updated final CD reflecting correct disbursement date, also loan is a refinance and borrower should have had insurance coverage for XXX loan prior to subject transaction. The HOI in file could be a renewal policy. If borrower had prior HOI before current policy was renewed provided the policy that was in place before subject mortgage transaction. The borrower would have been required to hold HOI because of the XXX lien. Exception Remains.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041736	FCRE1294	01/16/2024	Credit	Income/Employment	Income 3 Months Income Verified is Missing	Income X Months Income Verified is Missing Missing ITIA document evidencing REO (XXX) housing expense of $XXX.XX per Final XXXX. Please provide.	See attached HOA document evidencing REO housing expense of $XXX.XX.	Income X Months Income Verified is Present Or Not Applicable; Received verification of HOA dues for other REO located at XXX $XXX. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041734	finding-2962	01/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041734	finding-3352	01/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041734	FCRE8611	01/15/2024	Credit	Income/Employment	Income/Employment General	Missing final/executed Closing Disclosure to verify PITIA for property XXX. The copy in file is a Draft.	See attached supplements ordered prior to close.	; Received Credit Supplement reflecting the mortgage payment encumbering property XXX, includes taxes and insurance. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	01/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041734	FCRE2109	01/15/2024	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Missing lender income calculation worksheet for CoBorrower, required per guidelines.	See attached Income Calc worksheet.	; Received lender income calculation worksheet for co-borrower. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	01/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041734	FCRE1364	01/15/2024	Credit	Missing Doc	Borrower 2 Executed 4506-T Missing	Borrower X Executed XXXX-T Missing Missing executed XXXX-C for co-borrower who is a wage earner and is required per guidelines.	See attached XXXXC.	Borrower X Executed XXXX-T Provided or Not Applicable (Number of Borrowers equals X); Borrower X Executed XXXX-T Provided or Not Applicable (Number of Borrowers equals X); Received Co-borrower Executed XXXX-C.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	01/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041731	finding-3352	01/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041731	FCRE5783	01/15/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	See attached Exception Form	Lender provided an approval exception for missing Gap Credit Report. Resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041731	FCRE5782	01/15/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing	See attached Exception Form	Lender provided an approval exception for missing Gap Credit Report. Resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304077653	finding-3719	02/07/2024	Compliance	TRID	TILA Post-Consummation Revised Closing Disclosure Finance Charge Test	This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX. This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(d)(X) , transferred from XX CFR §XXX.XX(d)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Business search shows effective filing date X/XX/XXXX.	Resolved	02/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304077653	finding-3352	01/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Business search shows effective filing date X/XX/XXXX.	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304077653	finding-2962	01/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Business search shows effective filing date X/XX/XXXX.	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304077653	finding-651	01/17/2024	Compliance	Points & Fees	TILA Finance Charge Test	This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(o)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.	See attached cure documents.	Received PCCD, LOE, refund, and proof of delivery. The documentation provided is sufficient to resolve the violation.; The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.XX. The following fees included in testing are: Lender fee $XXXX.XX, Mortgage Broker fee $XXXX.XX, Title Closing/Escrow $XXX.XX, Title Recording Service $XX.XX, Title Sub Escrow $XX.XX and Prepaid Interest $XXX.XX.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Business search shows effective filing date X/XX/XXXX.	Resolved	01/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304077653	FCRE6019	01/15/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Missing Driver License, License provided on page XX-XX is not our borrower.	See attached XXX.; Guidelines do not require citizenship documentation such as XXX. Fraud guard on file and XXXX reflect XXX.	Borrower X Citizenship Documentation Provided or Not Required; Per loan file the borrower's are not XXX as XXX was reflected on the XXX Disclosure, but the XXXX reflects the borrower is a XXX. Therefore, the Citizenship of the borrower is required to be verified as the loan file has conflicting information. Exception Remains.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Business search shows effective filing date X/XX/XXXX.	Resolved	01/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041727	finding-3352	01/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041727	finding-2962	01/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to A This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041727	FCRE8999	01/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041726	finding-3352	01/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041726	finding-2962	01/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041726	FCRE8999	01/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041724	finding-3352	01/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Non-QM loan	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensation Factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation Factors	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041724	FCRE1200	01/17/2024	Credit	Eligibility	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXXXX is less than the Guideline Minimum Loan Amount of $XXXXX The XXXX Transmittal Summary and an E-Mail correspondence indicates an exception was granted for the loan amount being less than minimum allowed. However, the loan file is missing the Lender Approved Exception with compensating factors to downgrade exception to a level X/B grade.	See attached exception forms.	Received Lender Exception granting approval of loan amount being below minimum required. Loan approved at $XX,XXX, minimum $XX,XXX, the following compensating factors were identified by the lender; Residual Income of $XX,XXX.XX and X Years of Self-employment. Exception Downgraded to Level X/B.	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensation Factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation Factors	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304041722	finding-3352	01/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Downgraded HPML exception to X. Non-QM loan.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041722	FCRE5790	01/16/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date).

According to guidelines, Seller is to confirm there are no new or higher debt obligations for the borrower by using a gap credit report, soft-pull or undisclosed credit monitoring. This type of report is required if Note date is greater than XX days after the date of the credit report relied upon for underwriting. The gap credit report, soft-pull or final report for the undisclosed debt monitoring is to be dated within XX days of the Note date.	See attached XXX.	Borrower X Gap Credit Report is not expired.; Received Undisclosed Debt Notification Report dated X/XX/XXXX, which is XX days within the Note date and an acceptable document to utilize in lieu of the gap credit report. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041721	finding-3352	01/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Full appraisal in loan file and copy provided to borrower on XX/XX/XXXX (pg XX).	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041721	FCRE8999	01/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041717	finding-2962	01/20/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041717	finding-3352	01/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041717	FCRE1195	01/20/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX%. Maximum CLTV for warrantable condo per guidelines is XX%	See attached guidelines.	Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of XX%; Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of XX%; Received guidelines dated XX/XX/XXXX allow Condo properties max CLTV XX%, rather than XX%. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041717	FCRE1196	01/20/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX%. Maximum HCLTV for warrantable condo per guidelines is XX%	See attached guidelines.	Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of XX%; Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of XX%; Received guidelines dated XX/XX/XXXX allow Condo properties max CLTV XX%, rather than XX%. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041714	finding-3352	01/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant, This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041714	finding-2962	01/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041714	FCRE8999	01/18/2024	Credit	Data	No Credit Findings	Credit related findings were not identified on the loan.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041714	FPRO1245	01/18/2024	Credit	Appraisal	Appraisal is Expired	Primary Value Appraisal is Expired	See attached transfer letter.; Disagree - based on interpretation of the guidelines the original appraisal is acceptable being within XX months and having a supportive review product.	Lender guidelines dated X/X/XXXX require an original full residential appraisal dated within XXX days of the Note Date plus an AVM with a value within XX, but the appraisal is valid up to XXX days from the Note date with a re-certification. The Appraiser signed the Appraisal on XX/XX/XXXX, inspection was completed on X/XX/XXXX and the Note dated X/XX/XXXX, the Appraisal is XX days from the Note date. However, the Appraisal reflects a different lender XXX. The guidelines are silent regarding transfer appraisals. Transfer letter not in file. Exception Remains, until further guidance provided, as FNMA Selling Guide does accept transfer appraisals, but lender is required to follow the AIR requirements. No indication lender used these requirements.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041712	finding-651	01/23/2024	Compliance	Points & Fees	TILA Finance Charge Test	Lender did not include Title - Recording Service Fee, Title - Sub Escrow Fee, Title - Loan Tie in fee and Title - Messenger Fee. TILA XXXb Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(o)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.	See attached PCCD and LOX.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304041712	finding-3352	01/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041712	finding-2962	01/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041712	FCRE2109	01/18/2024	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Missing income calculation worksheet for the XXX business. XXX Acct. # XXXX. In addition, income calculations for all businesses do not match lender's. XXX - XXX Acct #XXXX - Calculated at $X,XXX.XX per month; XXX - XXX Acct #XXXX - Calculated at $X,XXX.XX per month; XXX - XXX Acct #XXXX - Calculated at $X,XXX.XX per month. Total income - $XX,XXX.XX per month.	See attached; See attached documentation; finding for missing bank statements and lender updated income calc in rebuttal along with providing bank statement.	Received Lender Income Calc Worksheet for XXX business. Exception Resolved.; Received Lender Income Calc Worksheet for XXX reflecting correct calculation. However, still missing lender income calc worksheet for XXX Business as this was not in original loan file. Exception Remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041712	FCRE7805	01/18/2024	Credit	Missing Doc	Missing Income - Bank Statements	Missing statement for XX/XX/XXXX on the XXX - XXX Acct. #XXXX. In addition, the income calculation worksheet for this account is utilizing the XX/XX/XXXX account twice. Income does not match for this business.	See attached updated income calc and XXX bank statement.	Received XXX Bank Statement for XXX Business, updated income for this business. Income was updated for XXX because the borrower's Savings account was not included into total calculation. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041707	finding-3352	01/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factors

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factors	Resolved	01/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041707	FCRE5782	01/22/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The Credit Report in file is XX days from the Note date. The seller is required to confirm there are no new or higher debt obligations for the borrower by using a gap credit report, soft-pull or undisclosed credit monitoring. This type of report is required if Note date is greater than XX days after the date of the credit report relied upon for underwriting. The gap credit report, soft-pull or final report for the undisclosed debt monitoring is to be dated within XX days of the Note date.	There is no Gap report that is why there is an an exception form. This has cleared several other loans with this condition; See attached exception form	Received a Lender Exception dated XX/XX/XXXX, granting an exception to proceed with the loan without the gap credit which is required when the credit report in file used to qualify the borrower is over XX days from the Note date. The lender identified the following compensating factors; Borrower has stable job time, Qualifying FICO is greater than guidelines minimum, and original LTV and CLTV is below maximum. Exception downgraded to a level X/B.; Loan Gap Credit Report missing exception provided by Lender, but no updated credit report.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factors

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factors	Acknowledged		Yes	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304041702	finding-3352	01/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041702	FCRE5782	01/20/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Missing gap report.

Per XXX Mortgage guidelines, Seller is to confirm there are no new or higher debt obligations for the borrower by using a gap credit report, soft-pull or undisclosed credit monitoring. This type of report is required if Note date is greater than XX days after the date of the credit report relied upon for underwriting. The gap credit report, soft-pull or final report for the undisclosed debt monitoring is to be dated within XX days of the Note date.	There is no Gap Report that is why there is an exception form. This cure has been used to clear several other loans with this same condition; Please see attached Exception Form; See attached UDN.	Received Lender Exception dated X/XX/XXXX granted the exception to accept the Undisclosed Debt Notification Report that was outside the XX day requirement. The lender identified the following compensating factors; Borrower has stable job time, Original LTV and CLTV is below the Guideline Max, the qualified DTI is below max allowed. Exception downgraded to a level X/B.; Exception form does not address the required report for the undisclosed debt monitoring. Exception remains.; Received the Undisclosed Debt Notification Report which is one of the two allowable reports to utilize. This report does not reflect any undisclosed debt, but this report is dated X/XX/XXXX and the Note is dated XX/X/XXXX, which is XX days from the Note date and outside the XX day required time-frame and does not meet guidelines. Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304041701	finding-3352	01/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating Factors

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating Factors	Resolved	01/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041701	finding-2962	01/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating Factors

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating Factors	Resolved	01/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041694	finding-3352	01/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041694	FCRE8999	01/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041693	finding-3352	01/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factors	Resolved	01/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041693	FCRE5782	01/18/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Per guidelines a Gap Credit is required if the Note date X/XX/XXXX, is greater than XX days after the date of the credit report XX/XX/XXXX, relied upon for underwriting. The Note date is XX days after the credit report date. Further, the gap credit report is required to be dated within XX days of the Note date.	See attached soft pull.	Borrower X Gap Credit Report is not missing.; Received gap credit report dated X/XX/XXXX, one day after the Note date, which meets the required time-frame. Evidence indicates no undisclosed debt or major changes in current balances and monthly payments. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factors	Resolved	01/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041690	finding-3352	01/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	01/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041690	finding-2962	01/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	01/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041690	FCRE8999	01/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041689	finding-3352	01/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX% Compensating Factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041689	finding-2962	01/22/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX% Compensating Factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041689	FCRE8999	01/20/2024	Credit	Data	No Credit Findings	No Credit related findings were not identified on the loan.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX% Compensating Factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors	Resolved	01/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041687	finding-3352	01/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041687	FCRE8999	01/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041686	finding-3352	01/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041686	finding-2962	01/22/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041686	FCRE8999	01/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041685	finding-3352	01/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Receipt of appraisal delivery is missing from loan file.	See attached acknowledgement of receipt of appraisal.	Resolved; Proof of appraisal delivery provided; HPML is compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041685	finding-2962	01/25/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Receipt of appraisal delivery is missing from loan file.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041685	FCRE8999	01/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041681	finding-3352	01/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041681	finding-2962	01/22/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041681	FCRE8999	01/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041680	finding-3352	01/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041680	FCRE1183	01/26/2024	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided The borrower was approved utilizing the XX-month bank statement program. However, the lender approval in file reflects a XX-month bank statement program. An updated Lender Approval reflecting correct lender program utilized required.	This is inaccurate, file has no NSFs – XX/XX/XXXX statements reflect an overdraft fee, XX/XX/XXXX reflects a reversal of the XX/XX/XXXX fee. No items presented for payment were returned.; system shows XX months bank statements; lock confirmation dated X/XX/XXXX shows XX months doc type + variable expense ratio	Approval/Underwriting Summary Partially Provided.; Approval/Underwriting Summary Partially Provided.; ; ; ; After reviewing all bank statements it does appear there were not X NSF, only X which is below the maximum which did not warrant a lender exception. Removing Exception and only requesting a XX-month income calculated worksheet as the loan file has a XX-month. ; The loan file contains a lender exception granted for the X-NSF funds for the past XX month bank statement program, this lender exception is dated X/XX/XXXX and the income calculator in file is for XX-months. The X-NSF lender exception cannot be ignored, as the X-NSF does not meet lender requirements. The page number for these docs are XXX-XXX. Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041680	FCRE1437	01/26/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender approval in file dated X/X/XX reflecting a XX month business bank statement program however, an updated Lender exception dated X/XX/XXXX was approved as a XX-month bank statement program, but loan file only contains XX-months of bank statements from X/XXXX to XX/XXXX. An additional month required either prior to XX/XX/XXXX or after XX/XX/XXXX.	See attached XX month calc; See attached worksheet.; his is inaccurate, file has no NSFs – XX/XX/XXXX statements reflect an overdraft fee, XX/XX/XXXX reflects a reversal of the XX/XX/XXXX fee. No items presented for payment were returned.; Disagree - system shows XX months bank statements; lock confirmation dated X/XX/XXXX shows XX months doc type + variable expense ratio	Income and Employment Meet Guidelines; Received duplicate XX-month bank statement income calculation worksheet, need the updated XX-month income worksheet. Exception Remains.; Re-evaluated all the bank statements and it does not appear there were X NSFs. Also a LOE from borrower in loan file also confirms there were only X NSFs not X, which is below the lender required amount and did not warrant an exception. However, the only thing missing from the loan file is the Underwriter XX-month Income Calculated Worksheet, as the loan file only has the XX-months. Once the XX-month income calc worksheet is provided, exception can be cleared. Exceptions Remains.; The loan file contains a lender exception granted for the X-NSF funds for the past XX month bank statement program, this lender exception is dated X/XX/XXXX and the income calculator in file is for XX-months. The X-NSF lender exception cannot be ignored, as the X-NSF does not meet lender requirements. The page number for these docs are XXX-XXX. Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041680	FCRE3472	01/21/2024	Credit	Assets	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. Lender Exception in file page signed and dated X/XX/XXXX approving X NSF's > X max allowed per guidelines.	; After reviewing all bank statements it does appear there were not X NSF, only X which is below the maximum which did not warrant a lender exception. Removing Exception and only requesting a XX-month income calculated worksheet as the loan file has a XX-month. ; Lender Exception in loan file granted approval on X/XX/XXXX for the X-NSF with max X on a XX-month bank statement loan. The lender identified the following comp factors; good credit and good housing/mortgage payment history, established business, XX months reserves with X months required and low CLTV XX.XX%. Exception Downgraded to a level X/B.; Overdraft/NSF count exceeds tolerance. Lender Exception in file page signed and dated X/XX/XXXX approving X NSF's > X max allowed per guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041677	FCOM8997	01/26/2024	Compliance	Data	No Compliance Findings	No compliance related findings were not identified on the loan.	Informational	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041677	FCRE4963	01/25/2024	Credit	Debt	No evidence of required debt payoff	There is a payoff to the Subject Property XXX , XXX Account #XXX in the amount of $XX,XXX in the liability section of the XXXX and on the final CD, however this mortgage has an outstanding balance per the Mortgage statements provided of $XXX,XXX.XX. There is no documentation in file as to what the payoff is for.	Disagree. (Payoff) CD in file, Payoff line item XX: XXX $XX,XXX	The exception is questioning what is being paid off, not that the payoff is not reflected on the CD. As stated within the exception comment, the CD reflects a payoff of $XX,XXX, is this part of the subject Xst lien mortgage? As the loan file does not indicate. Account number's reflected on the final XXXX for the mortgage that is being paid off, appears to match the first lien subject property mortgage.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041677	FCRE1764	01/25/2024	Credit	Missing Doc	Missing Verification of Mortgage	Missing Documentation with the XXX Balance as listed on the XXXX of $XXX,XXX. The last mortgage statement provided is reflecting an outstanding balance of $XXX,XXX.XX and this mortgage does not appear on the borrowers credit report since the mortgage is in the Business name of XXX.	Disagree. Mortgage statement already included in file shows subject property Xst lien is in name business; XXXX shows primary residence is XXX. LOE & Prop Profile in file reflects borrower’s son-in-law owns that property and they live there rent free.	Received XXXX with the updated UPB for subject property, as the XXXX in file reflected a balance of $XXX,XXX, but mortgage statement in file as stated within the exception comment, the balance is $XXX,XXX.XX. The duplicate mortgage statement provided confirming the Audit verification of subject mortgage balance. The exception was not questioning the borrower's primary residence.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041677	FCRE2109	01/25/2024	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	The lender income calculation worksheet provided is illegible.	Disagree. You do have to expand a good bit to see; attached in a better view.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041677	FCOM1233	01/25/2024	Credit	Missing Doc	The Final 1003 is Incomplete	The Final XXXX is Incomplete - A Letter of explanation in file states that borrower owns the property located at XXX however this property is not listed on the XXXX. Reviewer included the property in the REO section including the property taxes as an expense.	See attached final XXXX and XXXX.	The Final XXXX is Present	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041677	FCRE7497	01/25/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing Insurance information for XXX, and property tax information and the mortgage statement for property XXX.	Agree. Obtained copy of mortgage statement, insurance for XXX.
Agree. XXX payment documented on credit report = $XXX; insurance and XXX property profile provided. Taxes $XXX.XX mo + HOI $XXX.XX mo = total $XXX.XX
Property XXX - Calculated higher PITIA at $X,XXX.XX per month, XXXX reflecting $XXXX.XX. The XXXX provided reflects an updated PITIA for XXX at $XXX.XX and Mortgage statement provided. Therefore DTI will change with this slight increase of these two REOs obligation. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041674	finding-3352	01/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041674	finding-2962	01/23/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041674	FCRE8999	01/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041673	finding-3352	01/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041673	FCRE8999	01/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041672	finding-2962	01/24/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is not complaint due to missing proof the appraisal was provided This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	See attached acknowledgement of appraisal receipt.	Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor	Resolved	01/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041672	finding-3352	01/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is not complaint due to missing proof the appraisal was provided This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	See attached acknowledgement of appraisal receipt.	Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor	Resolved	01/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041672	FCRE2109	01/20/2024	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Lender Income calculation worksheet missing, which is required on all bank statement loan programs per guidelines.	See attached Calc sheet.	Received Lender Calculated Income Worksheet. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor	Resolved	01/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041672	FCRE1201	01/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report The Fraud Report in file is illegible, it appears to encrypted when uploaded.	See attached ADV.	Third Party Fraud Report is provided; Received Fraud Report. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor	Resolved	01/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041672	FVAL3825	02/05/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	PDI	Received copy of Fraud Report as a trailing document and after review the FEMA Report section reflects FEMA Declared a Disaster on X/XX/XXXX for XXX. There was Individual Assistance available in XXX, where subject property is located. This disaster occurred after the Appraisal was completed, however, loan file missing post-close disaster inspection.	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% compensating factor	Resolved	02/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041665	finding-3352	01/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is not compliant, missing proof the appraisal was delivered to the borrower at least X days prior to consummation This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	See attached proof of delivery.; Disagree - the first paragraph above the signature states they are signing because they have received a copy; See attached initial receipt.; See attached executed Receipt of Appraisal Acknowledgement.	Proof of appraisal sent to borrower provided; HPML is compliant; Acknowledgement provided confirms receipt of acknowledgement, but does not confirm whether appraisal was received X business days prior to consummation or if borrower waived right to receive appraisal. Providing proof of appraisal delivery with date, (tracking document, email to consumer, certificate of appraisal delivery, etc.) may resolve the violation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation. ; The acknowledgement provided does not confirm the appraisal was received X business days prior to consummation, it indicates the borrower could previously waive the right to review the appraisal or other written valuation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation.; The acknowledgement provided does not confirm the appraisal was delivered to the consumer at least X business days prior to consummation. HPML is not compliant. Missing documentation to show appraisal delivery to borrower at least X business days prior to consummation.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041665	finding-2962	01/24/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is not compliant, missing proof the appraisal was delivered to the borrower at least X days prior to consummation This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	See attached proof of delivery.; X/XX/XXXX Disagree - the first paragraph above the signature states they are signing because they have received a copy X/XX/XXXX uploaded initial disclosure

; See attached initial receipt.; See attached acknowledgement of appraisal receipt.	Proof of appraisal sent to borrower provided; HPML is compliant; Acknowledgement provided confirms receipt of acknowledgement, but does not confirm whether appraisal was received X business days prior to consummation or if borrower waived right to receive appraisal. Providing proof of appraisal delivery with date, (tracking document, email to consumer, certificate of appraisal delivery, etc.) may resolve the violation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation. ; The acknowledgement provided does not confirm the appraisal was received X business days prior to consummation, it indicates the borrower could previously waive the right to review the appraisal or other written valuation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation.; The acknowledgement provided does not confirm the appraisal was delivered to the consumer at least X business days prior to consummation. HPML is not compliant. Missing documentation to show appraisal delivery to borrower at least X business days prior to consummation.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041665	FCRE8999	01/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	01/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041662	finding-3352	01/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Appraisal delivery confirmation is missing.	See attached Acknowledgement of Receipt of Appraisal.	Proof the appraisal was sent to the borrower at least X days prior to consummation was provided, HPML is compliant and downgraded to a X	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041662	FCRE8999	01/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041660	finding-3352	01/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041660	finding-2962	01/23/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041660	FCRE8999	01/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041658	finding-3352	01/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041658	finding-2962	01/25/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041658	FCOM1231	01/23/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial XXXX is Missing	See attached initial XXXX.	The Initial XXXX is Present - Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041655	finding-3352	01/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factors	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041655	FCRE8999	01/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factors	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041650	finding-3352	01/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is not compliant; No documentation to show the appraisal was provided at least X days prior to consummation was found in the file This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	See attached acknowledgement of appraisal receipt.	The acknowledgement provided confirms the appraisal was delivered to the consumer at least X business days prior to consummation. HPML is compliant.; The acknowledgement provided confirms the appraisal was delivered to the consumer at least X business days prior to consummation. HPML is compliant.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation factor.

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	01/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041650	finding-2962	01/24/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is not compliant; No documentation to show the appraisal was provided at least X days prior to consummation was found in the file This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	See attached acknowledgement of appraisal receipt.	; The acknowledgement provided confirms the appraisal was delivered to the consumer at least X business days prior to consummation.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation factor.

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	01/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041650	FCRE5783	01/23/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Missing gap report. CR report is XX days from Note date, however, per guidelines, Seller is to confirm there are no new or higher debt obligations for the borrower by using a gap credit report, soft-pull or undisclosed credit monitoring. This type of report is required if Note date is greater than XX days after the date of the credit report relied upon for underwriting. The gap credit report, soft-pull or final report for the undisclosed debt monitoring is to be dated within XX days of the Note date.	There is no Gap Credit Report that is why there is an exception - This has been used on previous loans to clear the condition; See attached Exception Form	Received a Lender Exception dated XX/XX/XXXX, granting an exception to proceed with the loan without the gap credit as it is missing from file, which is required when the credit report in file used to qualify the borrower is over XX days from the Note date. The lender identified the following compensating factors; Borrower has stable job time, Qualifying FICO is greater than guidelines minimum, and original LTV and CLTV is below maximum. Exception downgraded to a level X/B.; Exception document does not confirm there is no undisclosed debt. Exception remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation factor.

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Acknowledged		Yes	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304041650	FCRE5782	01/23/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Missing gap report. The Credit report is XX days from Note date, however, per guidelines, Seller is to confirm there are no new or higher debt obligations for the borrower by using a gap credit report, soft-pull or undisclosed credit monitoring. This type of report is required if Note date is greater than XX days after the date of the credit report relied upon for underwriting. The gap credit report, soft-pull or final report for the undisclosed debt monitoring is to be dated within XX days of the Note date.	There is n Gap Credit Report that is why there is an exception - This has been used on previous loans to clear the condition; See attached Exception Forms	Received a Lender Exception dated XX/XX/XXXX, granting an exception to proceed with the loan without the gap credit as it is missing from file, which is required when the credit report in file used to qualify the borrower is over XX days from the Note date. The lender identified the following compensating factors; Borrower has stable job time, Qualifying FICO is greater than guidelines minimum, and original LTV and CLTV is below maximum. Exception downgraded to a level X/B.; Exception form does not suffice for a credit report, soft-pull or final report for undisclosed debt monitoring. Exception remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation factor.

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Acknowledged		Yes	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304041650	FCRE2109	01/23/2024	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Lender income calculation is worksheet missing on file , Current worksheet provided by lender is not legible.	See attached income calc.	Received Lender Income Calculation Worksheet. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation factor.

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	01/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041650	FCRE1148	01/23/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX - Missing title supplement with correct coverage amount.	See attached FTP.	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Received Final Title Policy.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation factor.

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	01/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041647	finding-3352	01/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041647	FCRE8999	01/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041643	finding-3352	01/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. -

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041643	FCRE8999	01/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. -

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041642	finding-3352	01/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041642	FCRE1440	01/24/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Credit Report in file provides evidence of XX months XXX mortgage history. No evidence X/X/XXXX scheduled payment has been completed. Mortgage Statement in file reflects payment due for X/X/XXXX. Guidelines require XXX.	See rebuttal	Agreed full XX months of housing history provided. Xst mtg first payment date was X/X/XXXX and has been paid through X/X/XXXX, next due X/X/XXXX. This is a total of XX-month history with no mortgage late payments. Exception Resolved.; Housing History Meets Guideline Requirements	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	01/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041642	FCRE1183	01/24/2024	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided Underwriting Final Approval and underwriter determination of ATR.	See attached CTC.	Lender provided Clear to Close notification. Resolved.; Lender provided Clear to Close notification. Resolved.; Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	01/24/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304041641	finding-3352	01/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	01/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041641	FCRE2109	01/24/2024	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	The Lender Income Calculation Worksheet required on all bank statement loan programs. The worksheet in file is illegible. Required legible copy of income calc worksheet.	Please see attached Income Calculation Worksheet	Lender provided bank statement calculation worksheet. Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	01/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041640	finding-3352	01/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Full appraisal in loan file; however appraisal delivery to borrower document is Not in loan file.	See attached proof of delivery.; See attached acknowledgement of appraisal receipt.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; The acknowledgement provided does not confirm the appraisal was delivered to the consumer at least X business days prior to consummation. HPML is not compliant. Missing documentation to show appraisal delivery to borrower at least X business days prior to consummation.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041640	finding-2962	01/22/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Full appraisal in loan file; however appraisal delivery to borrower document is Not in loan file.	See attached proof of delivery.; See attached acknowledgement of appraisal receipt.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; The acknowledgement provided does not confirm the appraisal was delivered to the consumer at least X business days prior to consummation. HPML is not compliant. Missing documentation to show appraisal delivery to borrower at least X business days prior to consummation.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041640	FCRE8999	01/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041639	finding-3352	01/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041639	finding-2962	01/24/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041639	finding-47	01/24/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	CD indicates disbursement date is X/X/XXXX however cancel date is X/X/XXXX on ROR page XXX. No other evidence of disbursement date in file. Provide PCCD or final settlment statement This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.	Disagree: Client provided PCCD X.X.XX with DD of X.X.XX.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041639	FCRE8999	01/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041638	finding-3352	01/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041638	finding-2962	01/24/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041638	FCRE1437	01/24/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing the following income documentation (i) for XXX (XXX and Schedule E to determine rental income for investment property and ADU rental income on Primary residence and (ii) Verification of Business Existence for XXX- (XXX).	See attached exception.; See attached Schedule E.; See attached KXs.; A condition was placed for Co-borrower’s business and income -$XXXX.XX. The XXXX K-X was provided with TDOCs $XX,XXX.XX/XX on X/X/XXXX. Condition was not cleared; therefore, on X/XX/XXXX a X/X-XX/XX/XXXX P&L was provided reflecting no activity. A lease and a copy of the rent check ($XXXX.XX) was in the file for the ADU income. No Schedule E. The XXXX reflects $XXXX.XX income was used from the Schedule E. Also, a rental income work sheet was in the file. Investment property XXX. -$XXX.XX rental income. The file did not contain a schedule E or lease to support neg rental income Regarding XXXiates, as long as there is no income being used for qualification, there is no requirement to show that a company is active. If the company is suspended and no income present, in all likelihood they let the company go fallow.	Received lender exception to use Rental income from primary residence XXX, as FNMA Selling Guide does not allow and lender guidelines were silent. The lender exception is granting approval with the following compensating factors identified by the lender; Borrower has owned property for XX plus years, Borrower has been self-employed for XX plus years, funds used to payoff debt to put the borrower in a better financial picture, and rental income from XXX validated with Tax Returns. Borrower FICO XXX, CLTV low XX.XXX%. Exception downgraded to a level X/B.; Received XXXX Schedule E for both properties in question the primary AUD property XXX and the short-term lease property XXX. The income calculated for XXX, as the borrower has rental history for this property and documented payout amount of the prior year, which is like an XXX company. Property income for XXX, is no longer in question or an issue.
However, as stated in the prior exception review and email sent to the Seller, the Seller Guidelines dated XX/XX/XXXX, which was the time at origination do not have requirements for rental income, guidelines are silent and per guidelines we are to refer to the FNMA Selling Guide.  Per FNMA Selling Guide Section BX-X-XX rental income generated from a primary residence AUD cannot be utilized towards qualifying rental income.  The “borrower must qualify for the mortgage without considering any rental income from the XXX.” Once Lender's exception is provided, exception can be down-graded to a level X/B because again, lender guidelines are silent and FNMA Guidelines do not allow income from a primary XXX. Exception Remains.
; Please note: This is the same information that will be emailed to XXX and Seller email XXX with screen shots as well, to explain better what is needed to clear this exception.
The loan originated on XX/X/XXXX, the Note date X/XX/XXXX – Utilizing X/X/XXXX, no other guidelines provided prior to this date. Now that the Schedule K-Xs have been provided the Business Income can be calculated. The issue now is the rental income/loss for both properties. Please note, there were no documents provided for this exception until X/XX. No Trailing Docs in XXX either.

The current income in question, now that Business Income is cleared up, is the rental income, below.
BX - Rental income of $XXXX.XX (other) for property XXX (ADU on primary residence). (Lease agreement and cancelled check in file but cannot use lease agreement per FNMA Selling Guide.
BX - Rental Loss of -$XXX.XX for XXXX. (appears to be short-term rental)

The rental property XXX – which is borrower’s primary address is receiving $XXXX.XX of rental income for the XXX (XXX). The guidelines provided one dated X/X/XXXX other dated X/XX/XXXX, both are after the loan closed, are silent.  Therefore, had to refer to the FNMA Selling Guide.  Per FNMA Selling Section BX-X-XX state “A borrower must qualify for the mortgage without considering any rental income from the ADU.”  Therefore, could not consider rental income for this property.
However, if there are other guidelines available prior to closing, that probably would have been utilized for this transaction, as the loan originated on XX/X/XXXX, we can review and re-consider including this income. But, to calculate rental income we would need Schedule E, that was utilized to calculate this rental income. Please see the Income Worksheet below that was in the loan file reflecting Schedule E was utilized and per Seller statement, “The XXXX reflects $XXXX.XX income was used from the Schedule E. Also, a rental income work sheet was in the file.”

Further, the property located at XXX, qualified with a rental loss of Rental -$XXX.XX per month.
The document in the loan file is a Financial Report from a company called XXX. The property is listed as a short-term rental vacation company. Reflecting its actively being rented and borrower received $XX,XXX.XX in XXXX. The Guidelines lender guidelines are silent for rental income and short-term rental income.  Therefore, rental income is required to meet FNMA requirements.  The following FNMA requirements for a short-term rental property. Below are FNMA requirements for a short-term rental (STR):Borrower's strategy for implementing STR, a description of the STR arrangement; Length of time the STR has been in place; borrower's action plan for handling liability issues for STR tenants at the property, and safety concerns for non-STR tenants. STR is legally permissible and in compliance with applicable laws and zoning, the borrower's master's tenant insurance covers any STR. The Lender needs to obtain the arrangement between XXX and the borrower and a lease history of at least XX months for any STR. Again, the only document in the file is the lease history with XXX.
Therefore, to clear this exception the seller can do one of two things:
X. Either meet all of FNMA requirements need to be provided:
• Borrower's strategy for implementing STR.
• A description of the STR arrangement.
• Length of time the STR has been in place; borrower's action plan for handling liability issues for STR tenants at the property, and safety concerns for non-STR tenants.
• STR is legally permissible and in compliance with applicable laws and zoning.
• The borrower's master's tenant insurance covers any STR.
• The Lender needs to obtain the arrangement between XXX and the borrower.

X. Seller can provide lender guidelines that were utilized at the time this loan was originated, rather than after the loan closed, if the lender guidelines have rental income/Short-term Rental guidelines and they are not silent like the guidelines we have currently that are after the subject transaction closed. If the Lender Guidelines allow short-term rentals and allow the document above, “XXX financial statement” to be utilized, the rental loss from this property can be reconsidered without having to meet FNMA requirements. Otherwise, if FNMA requirements are not going to be met income cannot be utilized for primary ADU and the Full PITIA for other property would need to be included in total DTI calc. Unless a Lender Exception is provided.
; After a re-review of the XXX-page document provided and also double checked in XXX to make sure nothing was missed. But the rental income worksheet for primary ADU reflecting a Schedule E was utilized to calculate gross monthly income of $XXXX.XX, however no Schedule E provided, only the first X pages of XXXX Personal Tax Returns and lease agreement.  Further, the loan file contains an XXX Statement reflecting the total amount payment from XX/XX/XXXX to XX/X/XXXX and a cancelled check, but no lease agreement.  Further, the Business Income Worksheet reflecting the P&L, Schedule K-X were utilized to calculate the business loss for XXXiates and positive income of XXX.
The loan file is missing Schedule K-X for both businesses and Schedule E for the ADU of Primary residence calculation.  As we do have the P&L and Bank Statements, XXX Statement for vacation rental and a cancelled check.  Lender Guidelines are silent for short-term rental income as it appears the borrower's lease investment property as a vacation home or through XXX.
FNMA has different requirements for Short-term rental income. Borrower's strategy for implementing STR, a description of the STR arrangement; Length of time the STR has been in place; borrower's action plan for handling liability issues for STR tenants at the property, and safety concerns for non-STR tenants. STR is legally permissible and in compliance with applicable laws and zoning, the borrower's master's tenant insurance covers any STR.  The Lender needs to obtain the arrangement between XXX and the borrower and a lease history of at least XX months for any STR.
Therefore, the exception remains, missing Schedule K-X for both business, business tax returns if applicable (only if this was used in business calc), otherwise will use P&LStmts.  Also missing Schedule E for the ADU of primary residence.  FNMA requires Schedule E utilization, not lease agreement along with lender following the Short-Term Rental (STR) requirements of FNMA, because documents in file indicates that is how this property is being leased, like an XXX.  Exception Remains
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304041636	finding-3352	01/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041636	finding-2962	01/23/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041636	FCRE8999	01/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041634	finding-2962	01/25/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is not compliant, missing proof of appraisal delivery at least X days prior to consummation This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	See attached proof of delivery.; Disagree - The first paragraph above the signature line states the borrower is signing because they received the appraisal; See attached initial receipt.; See attached acknowledgement of appraisal receipt.	Proof of appraisal delivery provided, HPML is compliant; Acknowledgement provided confirms receipt of acknowledgement, but does not confirm whether appraisal was received X business days prior to consummation or if borrower waived right to receive appraisal. Providing proof of appraisal delivery with date, (tracking document, email to consumer, certificate of appraisal delivery, etc.) may resolve the violation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation. ; The acknowledgement provided does not confirm the appraisal was received X business days prior to consummation, it indicates the borrower could previously waive the right to review the appraisal or other written valuation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation. ; The acknowledgement provided does not confirm the appraisal was delivered to the consumer at least X business days prior to consummation. HPML is not compliant. Missing documentation to show appraisal delivery to borrower at least X business days prior to consummation.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041634	finding-3352	01/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is not compliant, missing proof of appraisal delivery at least X days prior to consummation This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	See attached proof of delivery.; Disagree - The first paragraph above the signature line states the borrower is signing because they received the appraisal; See attached initial receipt.; See attached acknowledgement of appraisal receipt.	Proof of appraisal delivery provided, HPML is compliant; Acknowledgement provided confirms receipt of acknowledgement, but does not confirm whether appraisal was received X business days prior to consummation or if borrower waived right to receive appraisal. Providing proof of appraisal delivery with date, (tracking document, email to consumer, certificate of appraisal delivery, etc.) may resolve the violation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation. ; The acknowledgement provided does not confirm the appraisal was received X business days prior to consummation, it indicates the borrower could previously waive the right to review the appraisal or other written valuation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation. ; The acknowledgement provided does not confirm the appraisal was delivered to the consumer at least X business days prior to consummation. HPML is not compliant. Missing documentation to show appraisal delivery to borrower at least X business days prior to consummation.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041634	FCRE8999	01/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041629	finding-3352	01/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041629	finding-2962	01/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041629	FCRE8999	01/31/2024	Credit	Data	No Credit Findings	The Loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor	Resolved	01/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041627	finding-3352	01/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is not compliant. Missing documentation to show appraisal delivery to borrower at least X days prior to consummation This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	See attached.; Disagree - The first paragraph above the signature line states the borrower is signing because they received the appraisal; See attached initial receipt.; See attached Receipt of Appraisal Acknowledgement.	Appraisal receipt provided; HPML is compliant; Acknowledgement provided confirms receipt of acknowledgement, but does not confirm whether appraisal was received X business days prior to consummation or if borrower waived right to receive appraisal. Providing proof of appraisal delivery with date, (tracking document, email to consumer, certificate of appraisal delivery, etc.) may resolve the violation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation. ; The acknowledgement provided does not confirm the appraisal was received X business days prior to consummation, it indicates the borrower could previously waive the right to review the appraisal or other written valuation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation.; The acknowledgement provided does not confirm the appraisal was delivered to the consumer at least X business days prior to consummation. HPML is not compliant. Missing documentation to show appraisal delivery to borrower at least X business days prior to consummation.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041627	finding-2962	01/25/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is not compliant. Missing documentation to show appraisal delivery to borrower at least X days prior to consummation This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	See attached.; Disagree - The first paragraph above the signature line states the borrower is signing because they received the appraisal; See attached initial receipt.; See attached acknowledgement of appraisal receipt.	Appraisal receipt provided; HPML is compliant; Acknowledgement provided confirms receipt of acknowledgement, but does not confirm whether appraisal was received X business days prior to consummation or if borrower waived right to receive appraisal. Providing proof of appraisal delivery with date, (tracking document, email to consumer, certificate of appraisal delivery, etc.) may resolve the violation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation. ; The acknowledgement provided does not confirm the appraisal was received X business days prior to consummation, it indicates the borrower could previously waive the right to review the appraisal or other written valuation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation.; The acknowledgement provided does not confirm the appraisal was delivered to the consumer at least X business days prior to consummation. HPML is not compliant. Missing documentation to show appraisal delivery to borrower at least X business days prior to consummation.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041627	FCRE8999	01/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable guidelines	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041624	FCOM8997	01/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

Borrower has stable job time - Borrower has XX.XX years on job. Compensation factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factors	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041624	FCRE8999	01/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

Borrower has stable job time - Borrower has XX.XX years on job. Compensation factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factors	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041623	finding-3352	01/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade A.	Compliant HPML	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041623	finding-2962	01/25/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X	Compliant HPML	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041623	FCRE8999	01/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041618	finding-3352	01/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041618	FCRE8999	01/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041612	finding-3352	01/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating Factors	Resolved	01/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041612	FCRE5790	01/25/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). The gap credit dated X/XX/XXXX provided is not within XX days of the Note date as required per guidelines. A gap credit report is required when the credit report utilized to underwrite the loan is more than XX days from the Note date. A gap credit within XX days of the Note date X/X/XXXX is required.	See attached exception form.	Received Lender Exception Form granting approval to proceed as gap credit is dated outside the XX day requirement to guidelines, as loan is performing. No Compensating Factors identified by the lender. Exception downgraded to a level X/B.	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factors

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating Factors	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304041609	finding-3352	01/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041609	finding-2962	01/26/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade A This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041609	FCRE1345	01/30/2024	Credit	Missing Doc	Borrower 1 Lease Agreements Missing	Borrower X Lease Agreements Missing The lender loan approval dated X/XX/XXXX does not indicate the borrower's other REO located at XXX was included in the total debt-to-income. There is no evidence of the borrower's business paying the two mortgage payments or a lease agreement to exclude the property expenses of $XXX first and second mortgage. Further, no evidence of the second mortgage statement in file to verify the monthly payment. The guidelines are silent for any type of rental income therefore, FNMA guidelines would be followed for required docs for exclusion of payment and/or proof of rental income.	See attached rebuttal	Agree the investment property XXX had both mortgage statements in file, verified PITIA and the full PITIA was included in the total DTI calculation. Exception Resolved.; Borrower X Lease Agreements Provided	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041609	FCRE1182	01/27/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary - Transmittal Summary XXXX not provided.	Disagree. Approval provided (X/XX/XXXX. expires X/XX/XXXX).	Approval/Underwriting Summary is fully present; Approval/Underwriting Summary is fully present; The exception was in regards to the missing XXXX Transmittal Summary. However, because the approval was provided, the XXXX is not a required document.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/27/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304041609	FPRO1136	01/26/2024	Credit	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis	See attached XXXXD	Lender provided a XXX Completion report. Resolved.; Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041603	finding-3352	01/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041603	finding-2962	01/25/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041600	finding-2962	01/25/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Unable to downgrade HPML exception, due to appraisal delivery confirmation being provided to the borrower X days prior to closing is missing.	See attached proof of delivery.; Disagree - The first paragraph above the signature line states they are signing because they received a copy of the appraisal; See attached initial receipt.; See attached acknowledgement of receipt of appraisal.	Appraisal delivery provided, HPML is compliant; Acknowledgement provided confirms receipt of acknowledgement, but does not confirm whether appraisal was received X business days prior to consummation or if borrower waived right to receive appraisal. Providing proof of appraisal delivery with date, (tracking document, email to consumer, certificate of appraisal delivery, etc.) may resolve the violation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation. ; The acknowledgement provided does not confirm the appraisal was received X business days prior to consummation, it indicates the borrower could previously waive the right to review the appraisal or other written valuation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation.; The acknowledgement provided does not confirm the appraisal was received X business days prior to consummation, it indicates the borrower could previously waive the right to review the appraisal or other written valuation. HPML is not compliant, provided documentation to show the borrower received the appraisal at least X business days prior to consummation	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041600	finding-3352	01/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Unable to downgrade HPML exception, due to appraisal delivery confirmation being provided to the borrower X days prior to closing is missing.	See attached proof of delivery.; Disagree - The first paragraph above the signature line states they are signing because they received a copy of the appraisal; See attached initial receipt.; See attached acknowledgement of receipt of appraisal.	Appraisal delivery provided, HPML is compliant; Acknowledgement provided confirms receipt of acknowledgement, but does not confirm whether appraisal was received X business days prior to consummation or if borrower waived right to receive appraisal. Providing proof of appraisal delivery with date, (tracking document, email to consumer, certificate of appraisal delivery, etc.) may resolve the violation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation. ; The acknowledgement provided does not confirm the appraisal was received X business days prior to consummation, it indicates the borrower could previously waive the right to review the appraisal or other written valuation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation.; The acknowledgement provided does not confirm the appraisal was received X business days prior to consummation, it indicates the borrower could previously waive the right to review the appraisal or other written valuation. HPML is not compliant, provided documentation to show the borrower received the appraisal at least X business days prior to consummation	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041600	FCRE8999	01/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041595	finding-3352	01/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041595	finding-2962	01/25/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	XXXML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041595	FCRE8611	01/28/2024	Credit	Income/Employment	Income/Employment General	Missing verification of the entire property expenses, as reflected on the XXXX ($XXX.XX) for other REO located at XXX.	See attached Statement of Denial with initial XXXX/LE reflecting same Loan ID.; See attached Statement of Denial; See attached.; See attached	Received copy of LE reflecting loan id on the Statement of Credit Denial, Termination or XXX is associated with property XXX. Therefore, it is confirmed the loan did not move forward and verification of PITIA for this property does not need to be re-verified. Exception Resolved.; The denial letter provided does not reflect property address XXX. It reflects the subject property. The document indicates a loan for subject property was denied XX/XX/XXXX. Need a document that associates this loan number listed on the document XXX is associated with XXX. Exception Remains.; The Seller’s LOE was the only document provided (nothing else attached). The seller stated "The XXX Statement of Credit Denial, Termination or XXX is now available on the XXX portal in the file submission folder. At the time of original review, this loan was underwritten to documentation current at the time of closing (X/X). The loan was closed with the intent of funding the second lender loan. Withdrawal of the application is attached and no longer application. XXX does not have access to the XXX portal as nothing was attached but the LOE, which was a X-page document. Please provide document as stated within the LOE to clear this exception, as it was not attached. Once provided exception will be cleared. Exception Remains.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041595	FCRE1159	01/25/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX and the disbursement date of X-X-XXXX.	See attached current insurance policy at the time shows effective date of X/XX/XX to X/XX/XX Also see attached renewal insurance continuous from X/XX/XX to X/XX/XX.	Lender provided documentation showing sufficient continuing coverage. Resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041571	finding-3352	01/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041571	finding-2962	01/26/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041571	FCRE1347	01/29/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing No evidence of VVOE for co-borrower employment at XXX was completed.	See correct VVOE; See attached VVOE	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Received a post-close VVOE and a third party employer screen print both dated X/X/XXXX, unable to clear as this was completed after to closing and required to be completed prior to closing. A lender exception required to downgrade exception to a level X/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	01/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041565	finding-3352	01/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Appraisal delivery confirmation is Missing. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	See attached.; Disagree - The first paragraph above the signature line states they are signing because they received a copy of the appraisal; See attached initial receipt.; See attached acknowledgement of receipt of appraisal.	Appraisal receipt provided; HPML is compliant; Acknowledgement provided confirms receipt of acknowledgement, but does not confirm whether appraisal was received X business days prior to consummation or if borrower waived right to receive appraisal. Providing proof of appraisal delivery with date, (tracking document, email to consumer, certificate of appraisal delivery, etc.) may resolve the violation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation. ; The acknowledgement provided does not confirm the appraisal was received X business days prior to consummation, it indicates the borrower could previously waive the right to review the appraisal or other written valuation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation.; The acknowledgement provided does not confirm the appraisal was received X business days prior to consummation, it indicates the borrower could previously waive the right to review the appraisal or other written valuation. HPML is not compliant, provided documentation to show the borrower received the appraisal at least X business days prior to consummation	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041565	finding-2962	01/26/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	Appraisal delivery confirmation is Missing. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	See attached.; Disagree - The first paragraph above the signature line states they are signing because they received a copy of the appraisal; See attached initial receipt.; See attached acknowledgement of receipt of appraisal.	Appraisal receipt provided; HPML is compliant; Acknowledgement provided confirms receipt of acknowledgement, but does not confirm whether appraisal was received X business days prior to consummation or if borrower waived right to receive appraisal. Providing proof of appraisal delivery with date, (tracking document, email to consumer, certificate of appraisal delivery, etc.) may resolve the violation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation. ; The acknowledgement provided does not confirm the appraisal was received X business days prior to consummation, it indicates the borrower could previously waive the right to review the appraisal or other written valuation. HPML is not compliant without documentation to show the borrower received the appraisal at least X days prior to consummation.; The acknowledgement provided does not confirm the appraisal was received X business days prior to consummation, it indicates the borrower could previously waive the right to review the appraisal or other written valuation. HPML is not compliant, provided documentation to show the borrower received the appraisal at least X business days prior to consummation	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041565	FCRE8999	01/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041553	finding-3352	01/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041553	finding-2962	01/26/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041553	FCRE8999	01/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041552	finding-2502	01/26/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. Loan is compliant; finding is informational only. Originator considered ATR factors and provided worksheet. Late charge does not exceed X%. Tangible benefit was $XXX,XXX cash out to borrower.	Please clear - this is informational only	This exception is an information exception, as the grade is a Level X/A. Not required to be reviewed. Loan is compliant; finding is informational only. Originator considered ATR factors and provided worksheet. Late charge does not exceed X%. Tangible benefit was $XXX,XXX cash out to borrower.; Exception was already downgraded to a level X/A this was an information exception. Loan is compliant; finding is informational only. Originator considered ATR factors and provided worksheet. Late charge does not exceed X%. Tangible benefit was $XXX,XXX cash out to borrower.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041552	finding-3352	01/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041552	FCRE8999	01/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041542	finding-3352	01/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041542	finding-2962	01/29/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041542	FCRE8999	01/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041531	finding-2962	01/26/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041531	finding-651	01/26/2024	Compliance	Points & Fees	TILA Finance Charge Test	This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(o)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX. This loan failed the TILA finance charge test due to lender not counting title Processing and Handling Fee as a prepaid finance charge.	See attached documentation.

(Please confirm if NORTC requires signature); See attached documentation.; DISAGREE - unable to find referenced $XXX,XXX.XX finance charge in file; please point out correct document/section for review; with current documentation, all charges correct, no refund necessary; Currently working on a remedy with the seller; may we request the specific CD line callout(s) for the $XXX so they can accurately reflect the cure in their system?; See attached Exception Form; Please confirm these figures are based off the new CD that was provided; see attached	The $XXX is the Finance charge calculated by TPR review, which is $XXX greater than the $XXX disclosed on the consummation CD dated X/XX/XXXX.
The finance charges include the following:
$XXXinterest (including prepaid interest) over the term of the loan
$X In MI costs
Prepaid finance charge fees:
$X,XXX.XX originator compensation
$XXX.XX Underwriting Fee
$XX.XX Title - E Recording Fee
$XXX.XX Title - Escrow Fee
$XXX.XX Title - Processing Handling Fee
$XX.XX Title -Sub Escrow Fee
$XX.XX Title - Wire Transfer Fee
Based on a review of the loan detail report in file (pg X) the lender did not include the Title - Processing Handling Fee in the calculation of the finance charges. This was corrected on the PCCD dated X/XX/XXXX, where the disclosed finance charges included the fee, however since it was disclosed to the borrower incorrectly on the consummation CD, a cure is required; Acceptable cures on the PCCD for this exception would include either a cure or credit listed in section J for the amount under disclosed or if lender paid a fee to offset the finance charge total, update the paid by others column to reflect the fee was paid by the lender. Provide documentation to include the updated PCCD, LOE, copy of the check, proof of delivery , and re-open rescission. ; Credit Exception form provided is not applicable to the finance charges. The cure requirements for understated finance charges include a PCCD, LOE, copy of check, proof of delivery and reopen rescission.; The CD provided to the borrower at consummation had a finance charge disclosed that was understated by $XXX.XX. Although the finance charge was corrected on the CD dated X/XX/XXXX, the original disclosure to the borrower at consummation was under disclosed and requires a cure. The cure requirements for understated finance charges include a PCCD, LOE, copy of check, proof of delivery and reopen rescission. ; TILA XXXb Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery & reopen rescission.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304041531	finding-3352	01/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041531	finding-47	01/26/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	Disbursement date of X/XX/XXXX on Final CD is the same as the cancel date on the ROR X/XX/XXXX. Provide documentation to show the actual disbursement date This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last.	See attached Final CD and Settlement Statement	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	01/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041531	FCRE5782	01/28/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The credit report in file is dated XX/XX/XXXX, which is XX days from Note date. Per guidelines, a gap credit report is required when the credit report is more than XX days from Note date - X/XX/XXXX. The gap credit report is required to be within XX days from the Note date.	See attached Exception Form	Received lender exception form granting approval to proceed with the loan without a gap credit report that was required per guidelines. The lender exception reflects the following compensating factors identified by the lender; Borrower has stable job time, Qualifying FICO is greater than guideline minimum, and original LTV/CLTV is below the guideline maximum. Exception downgraded to a level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Acknowledged		Yes	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304041527	finding-3352	01/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041527	finding-2962	01/26/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041527	FCRE8999	01/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041526	finding-47	01/29/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. Disbursement date per Final CD is X/XX/XXXX. Cancel date per ROR is X-XX-XXXX. The funding date is before the third business day following consummation and the file does not contain any additional information to show the actual disbursement date
See attached PCCD and Final Statement.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041526	FCRE8999	02/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	02/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041512	FCOM2736	01/29/2024	Compliance	Disclosure	Borrower(s) did not receive 3 days right of rescission	The right to cancel by date of XX-XX-XXXX does not provide a X day rescission period and is within X days after the note date of XX-XX-XXXX	Please see NORTC and Closing CD that were omitted from loan file in error; See attached PCCD.	signed ROR provided resolved exception; signed ROR provided resolved exception; Although the PCCD shows the disbursement did not occur until XX/XX/XXXX, the issue is the right to cancel document shows a date to cancel by XX/XX/XXXX which is a federal holiday, the right to cancel document should have had a cancel by date of XX/XX/XXXX, the borrower did not get a full X days right cancel period. Cure package requires a PCCD, LOE, corrected NORTC form with a X days right to rescind period from the date of delivery and tracking/delivery information.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041512	finding-3352	01/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041512	FCRE8999	01/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304077652	FCOM8997	01/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	01/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304077652	FCRE8999	02/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	02/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304077651	finding-3352	01/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304077651	finding-2962	01/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304077651	FCRE8999	01/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312786	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312786	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041498	finding-3352	01/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041498	finding-2962	01/29/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041498	FCRE1364	01/28/2024	Credit	Missing Doc	Borrower 2 Executed 4506-T Missing	Borrower X Executed XXXX-T Missing from file.	See attached XXX for XXX.	Borrower X Executed XXXX-T Provided or Not Applicable (Number of Borrowers equals X)	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	01/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041498	FCRE1360	01/28/2024	Credit	Missing Doc	Borrower 2 Paystubs Missing	Borrower X Paystubs Missing Per VP Guidelines Salaried: X year most recent WX and YTD paystub covering minimum XX days. Missing co-borrower YTD paystub covering a minimum of XX days.	See attached paystubs on file for XXX and XXX.	Borrower X Paystubs Provided or Not Applicable (Number of Borrowers equals X)	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	01/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041498	FCRE1334	02/02/2024	Credit	Missing Doc	Borrower 1 Executed 4506-T Missing	Borrower X Executed XXXX-T Missing Borrower executed XXXX-C not in file.	See attached XXX for XXX.	Borrower X Executed XXXX-T Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	02/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041496	finding-3352	01/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor
												Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041496	finding-2962	01/29/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor
												Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041496	FCRE1342	01/29/2024	Credit	Missing Doc	Borrower 1 Business Bank Statements Missing	Borrower X Business Bank Statements Missing Loan approved as a XX Months Bank Statement, however bank statements utilized to calculate qualified income not provided.	See attached business bank statements.	Borrower X Business Bank Statements Provided. Exception Resolved.; Received XX-months of XXX Business bank statements XX/XXXX to XX/XXXX.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor
												Resolved	01/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041495	finding-3352	01/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factors

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	01/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041495	FCRE6616	02/02/2024	Credit	Income/Employment	VOE performed more than 10 days prior to closing	Business verification is XX days from the Note, Per Lender guidelines, Self-employed verify existence of business within XX-days of the Note date.	See attached business License	Lender provided business search history to document the Borrower is in business within XX days of Note date. Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factors

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	02/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041494	finding-3352	01/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041494	FCRE6618	01/30/2024	Credit	Borrower	Borrower information on 1003 is incomplete	Missing executed Initial loan application XXXX, as the one in file is not signed by the borrower.	Disagree; per Fannie Mae guidelines, borrower signature is not required on initial XXX if application not taken face-to-face	Agree, per FNMA Guidelines, as of X/X/XXXX the lender is no longer required to have the initial XXXX executed, only final XXXX. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	01/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041493	finding-3352	01/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041493	FCRE8999	01/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041491	finding-3352	01/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041491	finding-2962	01/29/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041491	FCRE8999	01/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041490	finding-3352	01/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041490	finding-2962	01/29/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041490	FCRE8999	01/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041487	FCOM8997	02/07/2024	Compliance	Data	No Compliance Findings	No compliance related findings were not identified on the loan.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	02/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041487	FCRE8999	01/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041486	finding-3352	01/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041486	finding-2962	01/29/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041486	FCRE1316	01/30/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Verification of business existence for XXX required. The loan file contains a XXX filed X/XX/XXXX for XXX, but business name is XXX and document does reflect this business is one in the same.	See attached documentation regarding XXX.	Borrower X Xrd Party VOE Prior to Close Was Provided; Borrower X Xrd Party VOE Prior to Close Was Provided; Received Articles of Incorporation and XXX for XXX with borrower as part owner with XXX since XXXX.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041486	FCRE1437	01/30/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Social Security Income utilized as qualified income and guidelines are silent for this type of income. The bank statements reflect the proof of receipt, however per FNMA guidelines, either an Award letter or XXXX is required, none of which are in the loan file. Further, unable to determine how lender calculated SSI, as borrower receives a deposit of $X,XXX per month and if grossed up XX%, monthly income would be $X,XXX, but the Lender Approval and XXXX reflect $X,XXX.XX per month.	See attached.	Income and Employment Meet Guidelines. Received award letter, grossed up XX% of SSI by XX% per FNMA requirements because non-taxable income was not verified and not required when using this method. The SSI was much lower than lender's, but DTI still below maximum . Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041485	finding-3352	01/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041485	finding-2962	01/29/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. Undiscounted rate not provided. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041485	FCRE1964	01/30/2024	Credit	Missing Doc	Missing income documentation	The borrower's qualified income of $XX,XXX per month is from Alimony per final XXXX and XXXX Transmittal Summary. Per lender guidelines, information concerning qualification requirements that are not referenced within the lender guidelines, lender/originator would refer to the FNMA Seller Guide. Per FNMA requirements, documentation required to verify the alimony will continue to be paid for at least X years after the date of the mortgage application such as a XXX decree and no less than six months of the borrower’s most recent regular receipt of the full payment. Further, the XXXX reflects the underwriter utilized bank statements to verify receipt of alimony, but no evidence of bank statements in file.	See attached proof of alimony payments and XXX decree.	Lender provided XX months of bank statements and a XXX showing XXX. Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	01/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041484	finding-3352	01/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is complaint and allowed per lender guidelines, therefore, downgraded to grade X This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041484	FCRE8999	01/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041483	finding-3352	01/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041483	FCRE8999	01/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041482	finding-2962	01/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Resolved; HPML is compliant; Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041482	finding-3352	01/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Resolved; HPML is compliant; Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041482	finding-3735	01/30/2024	Compliance	TRID	TRID Total of Payments Post Consummation Revised Closing Disclosure Validation Test	This loan failed the TRID Total of Payments Post Consummation Revised Closing Disclosure Validation Test.This loan contained a Post Consummation Revised Closing Disclosure and at least one other Closing Disclosure. The last Post Consummation Revised Closing Disclosure in the sequence provided a disclosed Total of Payments, but there was not a disclosed Total of Payments provided on the last pre-consummation Closing Disclosure in the sequence. A Total of Payments disclosed at or prior to consummation is necessary for testing the accuracy of the disclosed Total of Payments. Missing Final CD. Unable to test accurate closing Total of Payments.	See attached PCCD.	Final signed CD provided ; Final signed CD provided	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	01/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041482	FCOM1544	01/30/2024	Compliance	Missing Doc	TRID: Missing Closing Disclosure	TRID: Missing Final Closing Disclosure Final CD is missing.	TRID: Final Closing Disclosure Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	01/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041482	FCRE7497	02/01/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of PITIA documentation for Investment property XXX.	See attached documentation for XXX	Received the property tax cert reflecting monthly payment of $XXX.XX, the Note reflecting P&I payment of $X,XXX.XX and HOI reflecting monthly payment $XX.XX for a total PITIA of $XXXX.XX, which is less than what was disclosed, DTI decreased. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	02/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041482	FCRE9592	02/01/2024	Credit	Title	Lien position GREATER than 2	Per Lien search in file and Preliminary title, there are three liens on the subject property one of which is being paid off. There is a lien on the property for $XX,XXX per the lien report but the title report doesn't have an amount for this lien, however its listed as #XX on the preliminary title for XXX. No documentation in file for this lien regarding current unpaid principle balance and Monthly payment amount.	See attached FTP.	Received Final Title Policy reflecting only two liens encumbering subject property. The other lien was removed. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	02/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041482	FCRE6618	02/01/2024	Credit	Borrower	Borrower information on 1003 is incomplete	Initial XXXX is not signed by the borrower.	Disagree; per Fannie Mae guidelines, borrower signature is not required on initial XXX if application not taken face-to-face	Agree, per FNMA Guidelines, as of X/X/XXXX the lender is no longer required to have the initial XXXX executed, only final XXXX. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	02/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041482	FCRE1199	02/01/2024	Credit	Eligibility	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $XXX	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304041482	FPRO1249	02/01/2024	Credit	Property	Neighborhood Location Not Allowed for Program	Ineligible Property. Per guidelines Agricultural Zoned properties are not allowed. Per Appraisal Zoning Description is agricultural, Single Family Residential Building Site.

Lender Exception in file on page X for Zoning of Agricultural / Rural. Comp Factors are DTI, FICO and DTI.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304041479	finding-2623	01/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Resolved	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041479	finding-3352	01/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041479	FCRE1440	02/02/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing XX months evidence of mortgage history. Credit report shows XX months and no other evidence in file.

Ref: Guidelines XX/XX/XXXX
Mortgage/rental history is required for all programs. If a borrower’s mortgage or rental history is not reported on
the credit report, alternative documentation showing the most recent XX-month history must be provided.	See attached supplemental updated mortgage history with inquiry explanation.	Housing History Meets Guideline Requirements; Received Credit Supplement which documents XX months total of mortgage history and lender guidelines do not specifically require housing history to be on primary residence. The borrower demenstarted housing history with no reported late payments is the past XX months, between the two mortgage loans reported on the credit report.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	02/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041479	FCOM1231	01/30/2024	Credit	Missing Doc	The Initial 1003 is Missing	The Initial XXXX is Missing	See attached initial XXXX.	The Initial XXXX is Present; Received the initial XXXX application, but it is not executed by the borrower but executed by LO on XX/XX/XX.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	01/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041478	finding-3352	01/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041478	finding-2962	01/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041478	FCRE8999	02/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor	Resolved	02/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041476	finding-3352	01/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job. Compensation factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041476	finding-2962	01/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job. Compensation factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041476	FCRE8999	01/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has XX.XX years on job. Compensation factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	01/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041475	finding-3352	01/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041475	FCRE1182	01/31/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Underwriting Decision document in file, missing Transmittal Summary XXXX.	See attached XXXX.	Approval/Underwriting Summary is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/31/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304041470	finding-3352	01/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041470	finding-2962	01/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041470	FCRE8999	02/01/2024	Credit	Data	No Credit Findings	No Credit Findings- The Loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensation Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor	Resolved	02/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041469	finding-3352	01/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041469	finding-2962	01/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041469	FCRE8611	01/31/2024	Credit	Income/Employment	Income/Employment General	Discrepancy in escrow amount. Taxes and Insurance total per documentation in file is $XXX.XX (Taxes $XXX.XX + Insurance $XXX.XX), however per mortgage statement in file, total escrow amount is $XXX.XX thereby causing a difference of $XXX.XX. The mortgage statement document does not indicate if the difference is an escrow shortage or an additional insurance amount.	See attached revised XXXX.	Lender provided a revised XXXX. Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041467	finding-3352	01/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041467	FCRE1335	01/31/2024	Credit	Missing Doc	Borrower 1 IRS Transcripts Missing	Borrower X IRS Transcripts Missing	See attached guidelines XX.XX.XXXX; Borrower X qualified under XXXX tax return.; See attached XXXXC.; See attached personal and business tax transcript	Received guidelines dated XX/XX/XXXX, which would have been utilized at the time of the loan origination, as the loan was originated on X/XX/XXXX. The prior guidelines utilized were after the subject transaction closed and future guidelines are normally not used. The XX/XX/XXXX guidelines do in fact reflect WXs are required, but not IRS transcripts. Therefore, the loan file already contains all required documents that meet the correct lender guidelines. Exception Resolved.; Duplicate WXs provided for the Xnd time. As stated in prior exception comment, IRS WX/Tax Transcripts is the condition. When the initial audit was completed, guidelines dated X/X/XXXX were provided to audit this loan. These guidelines are dated much later than the Note date, but require IRS WX Transcripts. Further, the loan was originated on X/XX/XXXX and per XXX Loan Decision Summary page X in the loan file, the XX/XX/XXXX guidelines were utilized to underwrite the subject loan at origination. Therefore, either provide the XX/XX/XXXX guidelines if these guidelines did not require IRS Transcripts or provide WX/TAX TRANSCRIPTS as requested in the prior exceptions comments Exception Remains.; Duplicate copy of the XXXX-C provided, which does not clear the exception, as missing WX transcripts is the condition. When the initial audit was completed, guidelines dated X/X/XXXX were provided to audit this loan. This guidelines are dated much later than the Note date. The loan was originated on X/XX/XXXX and per XXX Loan Decision Summary page X of images, reflects the XX/XX/XXXX guidelines were utilized to underwrite the subject loan at origination. Therefore, either need these guidelines if at this time IRS Tax Transcripts were not required or the IRS Tax Transcripts remain required, which is required per the initial guidelines provided at time of Audit. Exception Remains.; Received guidelines dated XX/XX/XXXX, which would have been utilized at the time of the loan origination, as the loan was originated on X/XX/XXXX. The prior guidelines utilized were after the subject transaction closed and future guidelines are normally not used. The XX/XX/XXXX guidelines do in fact reflect WXs are required, but not IRS transcripts. Therefore, the loan file already contains all required documents that meet the correct lender guidelines. Exception Resolved.; Duplicate WXs provided for the Xnd time. As stated in prior exception comment, IRS WX/Tax Transcripts is the condition. When the initial audit was completed, guidelines dated X/X/XXXX were provided to audit this loan. These guidelines are dated much later than the Note date, but require IRS WX Transcripts. Further, the loan was originated on X/XX/XXXX and per XXX Loan Decision Summary page X in the loan file, the XX/XX/XXXX guidelines were utilized to underwrite the subject loan at origination. Therefore, either provide the XX/XX/XXXX guidelines if these guidelines did not require IRS Transcripts or provide WX/TAX TRANSCRIPTS as requested in the prior exceptions comments Exception Remains.; Duplicate copy of the XXXX-C provided, which does not clear the exception, as missing WX transcripts is the condition. When the initial audit was completed, guidelines dated X/X/XXXX were provided to audit this loan. This guidelines are dated much later than the Note date. The loan was originated on X/XX/XXXX and per XXX Loan Decision Summary page X of images, reflects the XX/XX/XXXX guidelines were utilized to underwrite the subject loan at origination. Therefore, either need these guidelines if at this time IRS Tax Transcripts were not required or the IRS Tax Transcripts remain required, which is required per the initial guidelines provided at time of Audit. Exception Remains.; Received Personal and Business Tax Returns, not Tax Transcripts, which is required per section X.X.X of Lender Guidelines under full income doc loans. Exception Remains.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041467	FCRE1365	01/31/2024	Credit	Missing Doc	Borrower 2 IRS Transcripts Missing	Borrower X IRS Transcripts Missing	See attached guidelines XX.XX.XXXX; See attached WX for Borrower X.; See attached XXXXC.; See attached WXs used for qualifying	Received guidelines dated XX/XX/XXXX, which would have been utilized at the time of the loan origination, as the loan was originated on X/XX/XXXX. The prior guidelines utilized were after the subject transaction closed and future guidelines are normally not used. The XX/XX/XXXX guidelines do in fact reflect WXs are required, but not IRS transcripts. Therefore, the loan file already contains all required documents that meet the correct lender guidelines. Exception Resolved.; Duplicate WXs provided for the Xnd time. As stated in prior exception comment, IRS WX/Tax Transcripts is the condition. When the initial audit was completed, guidelines dated X/X/XXXX were provided to audit this loan. These guidelines are dated much later than the Note date, but require IRS WX Transcripts. Further, the loan was originated on X/XX/XXXX and per XXX Loan Decision Summary page X in the loan file, the XX/XX/XXXX guidelines were utilized to underwrite the subject loan at origination. Therefore, either provide the XX/XX/XXXX guidelines if these guidelines did not require IRS Transcripts or provide WX/TAX TRANSCRIPTS as requested in the prior exceptions comments Exception Remains.; Duplicate copy of the XXXX-C provided, which does not clear the exception, as missing WX transcripts is the condition. When the initial audit was completed, guidelines dated X/X/XXXX were provided to audit this loan. These guidelines are dated much later than the Note date. The loan was originated on X/XX/XXXX and per XXX Loan Decision Summary page X of images, reflects the XX/XX/XXXX guidelines were utilized to underwrite the subject loan at origination. Therefore, either need these guidelines if at this time IRS Tax Transcripts were not required or the IRS Tax Transcripts remain required, which is required per the initial guidelines provided at time of Audit. Exception Remains.; Received guidelines dated XX/XX/XXXX, which would have been utilized at the time of the loan origination, as the loan was originated on X/XX/XXXX. The prior guidelines utilized were after the subject transaction closed and future guidelines are normally not used. The XX/XX/XXXX guidelines do in fact reflect WXs are required, but not IRS transcripts. Therefore, the loan file already contains all required documents that meet the correct lender guidelines. Exception Resolved.; Duplicate WXs provided for the Xnd time. As stated in prior exception comment, IRS WX/Tax Transcripts is the condition. When the initial audit was completed, guidelines dated X/X/XXXX were provided to audit this loan. These guidelines are dated much later than the Note date, but require IRS WX Transcripts. Further, the loan was originated on X/XX/XXXX and per XXX Loan Decision Summary page X in the loan file, the XX/XX/XXXX guidelines were utilized to underwrite the subject loan at origination. Therefore, either provide the XX/XX/XXXX guidelines if these guidelines did not require IRS Transcripts or provide WX/TAX TRANSCRIPTS as requested in the prior exceptions comments Exception Remains.; Duplicate copy of the XXXX-C provided, which does not clear the exception, as missing WX transcripts is the condition. When the initial audit was completed, guidelines dated X/X/XXXX were provided to audit this loan. These guidelines are dated much later than the Note date. The loan was originated on X/XX/XXXX and per XXX Loan Decision Summary page X of images, reflects the XX/XX/XXXX guidelines were utilized to underwrite the subject loan at origination. Therefore, either need these guidelines if at this time IRS Tax Transcripts were not required or the IRS Tax Transcripts remain required, which is required per the initial guidelines provided at time of Audit. Exception Remains.; Received WXs not WX transcripts, per lender guidelines under Full Income Doc loans, Section X.X.X WX transcripts are required with WXs and most recent pay stubs. Exception Remains.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041467	FCRE1364	01/31/2024	Credit	Missing Doc	Borrower 2 Executed 4506-T Missing	Borrower X Executed XXXX-T Missing	See attached XXXXC BX	Borrower X Executed XXXX-T Provided or Not Applicable (Number of Borrowers equals X)	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041467	FCRE1334	01/31/2024	Credit	Missing Doc	Borrower 1 Executed 4506-T Missing	Borrower X Executed XXXX-T Missing	See attached XXXXC BX	Borrower X Executed XXXX-T Provided	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041467	FCRE1319	01/31/2024	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Borrower X Personal Tax Returns Missing	See attached tax return	Borrower X Personal Tax Returns Provided	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	01/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041466	finding-3352	01/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Invalid findings. DTI is XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041466	finding-2962	01/31/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Invalid findings. DTI is XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041466	FCRE8999	02/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Invalid findings. DTI is XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041461	finding-3352	01/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041461	FCRE4963	01/31/2024	Credit	Debt	No evidence of required debt payoff	Lender prior to funding conditions required a HELOC Closure letter missing on file, Need Executed Closure letter for XXX #XXX	See attached HELOC Closure letter.	Received the HELOC Closure Letter. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	01/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041458	finding-3352	01/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041458	finding-2962	01/31/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041458	FCRE8999	02/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041457	finding-3352	01/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041457	FCRE8999	02/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	02/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041457	FVAL2477	02/01/2024	Credit	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Bottom part of appraisal pages are cut off. Need fully legible copy of the Appraisal, all pages.	See attached appraisal.	Received copy of legible Appraisal. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	02/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041453	finding-3352	02/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. -

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041453	FCRE1358	02/03/2024	Credit	Missing Doc	Borrower 2 W2/1099 Missing	Borrower X WX/XXXX Missing Missing WXs for borrower X

Guidelines:
X.X Full Income Documentation
X.X.X Full Doc for Stand-Alone CES or HELOC

W-X borrowers:
• W-Xs for most recent X or X-years and XX day most recent paystubs.
• W-X transcripts.

See attached WXs for XXX.	Guidelines provided dated X/X/XXXX, same date as initial loan application and per Loan Summary Decision reflects the X/X/XXXX guidelines were utilized to underwrite this loan. Therefore, Guidelines did not require WX transactions. Exception Resolved.; Borrower X WX/XXXX Provided or Not Applicable (Number of Borrowers equals X)	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. -

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041453	FCRE1335	02/03/2024	Credit	Missing Doc	Borrower 1 IRS Transcripts Missing	Borrower X IRS Transcripts Missing Missing transcripts for borrower X. Lender qualified borrower using P&L Statement.

Guidelines:
X.X.X Full Doc for Stand-Alone CES or HELOC
Self-employed borrowers:
• X or X years tax returns (business and personal) including all schedules.
• Current YTD P&L (borrower prepared ok), or X months bank statements.
• Qualifying income based on tax returns. P&L or bank statement to support tax return income.
• Tax transcripts.
See attached guidelines used for qualifying loan, page XX; transcripts were not a required document at the time of underwriting for this loan, therefore not necessary to close.; See attached XXXXC personal.	CORRECTION - Guidelines provided dated X/X/XXXX is the same date as the initial XXXX loan application are are the guidelines that were utilized per Loan Decision Summary in loan file. Therefore, the following guidelines did not require IRS Transcripts to be obtained. Exception Resolved.; Seller provided guidelines dated X/X/XXXX, however the initial loan application is dated X/XX/XXXX, which is prior to the guideline date. Further, the Loan Decision Summary page X reflects the guidelines utilized were dated XX/XX/XXXX because the loan application was taken on X/XX/XXXX. Therefore, guidelines dated XX/XX/XXXX that were used to underwrite this loan are required to verify if the IRS Transcripts are required or Transcripts need to be provided. Exception Remains.; Seller provided guidelines dated X/X/XXXX, however the initial loan application is dated X/XX/XXXX, which is prior to the guideline date. Further, the Loan Decision Summary page X reflects the guidelines utilized were dated XX/XX/XXXX because the loan application was taken on X/XX/XXXX. Therefore, guidelines dated XX/XX/XXXX that were used to underwrite this loan are required to verify if the IRS Transcripts are required or Transcripts need to be provided. Exception Remains.; ; Seller provided guidelines dated X/X/XXXX, however the initial loan application is dated X/XX/XXXX, which is prior to the guideline date. Further, the Loan Decision Summary page X reflects the guidelines utilized were dated XX/XX/XXXX because the loan application was taken on X/XX/XXXX. Therefore, guidelines dated XX/XX/XXXX that were used to underwrite this loan are required to verify if the IRS Transcripts are required or Transcripts need to be provided. Exception Remains. ; Per Lender Guidelines section X.X.X Full Doc - Tax Transcripts required for BX. However, lender only provided a copy of the borrower's executed XXXX-C. Exception Remains	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. -

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041453	FCRE1322	02/03/2024	Credit	Missing Doc	Borrower 1 Business Tax Returns Missing	Borrower X Business Tax Returns Missing Missing business tax returns for Borrower X. Lender qualified borrower using P&L Statement.

Guidelines:
X.X.X Full Doc for Stand-Alone CES or HELOC
Self-employed borrowers:
• X or X years tax returns (business and personal) including all schedules.
• Current YTD P&L (borrower prepared ok), or X months bank statements.
• Qualifying income based on tax returns. P&L or bank statement to support tax return income.
• Tax transcripts.
See attached XXXXC for business.	Borrower X Business Tax Returns Provided; Received XXXX's with Schedule C business income.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. -

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041453	FCRE1319	02/03/2024	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Borrower X Personal Tax Returns Missing Missing personal tax returns for Borrower X. Lender qualified borrower using P&L Statement.

Guidelines:
X.X.X Full Doc for Stand-Alone CES or HELOC
Self-employed borrowers:
• X or X years tax returns (business and personal) including all schedules.
• Current YTD P&L (borrower prepared ok), or X months bank statements.
• Qualifying income based on tax returns. P&L or bank statement to support tax return income.
• Tax transcripts.	See attached copy of all income calculation worksheet used for this loan.; See attached joint XXXX tax return.	Borrower X Personal Tax Returns Provided; Received duplicate copies of the Income Calc worksheets. The borrower was approved with a $X,XXX.XX per month income for self-employment business XXX. It appears the lender utilized the two P&L Statements and calculated a $X,XXX.XX per month averaged over XX months and then calculated Schedule C income at $X,XXX.XX and added $X,XXX.XX + $XXXX.XX = $X,XXX.XX, rather than adding the total gross income and dividing it by XX months. Further, it is still not clear how Seller/Underwriter calculated the Schedule C Mileage Depreciation at $XX,XXX for XXXX.
Per FNMA the mileage depreciation is calculated by taking the business miles driven and multiplying it by the depreciation factor for the respective year.  Schedule C is from XXXX and the depreciation factor was X.XX or XX%.  Taking the $XXXXX miles claimed on Schedule C line XXa, the gross depreciation should be $XX,XXX which is the amount that can be added back with the net profit line $X,XXX for a total Schedule C income of $XX,XXX/XX = $X,XXX.XX, not Seller/UW calculation of $X,XXX net profit plus a $XX,XXX mileage depreciation for $X,XXX.XX per month calculation.  Therefore, the audit calculated income is P&L Income monthly income of $X,XXX.XX + Schedule C $X,XXX.XX = $X,XXX.XX/X = $X,XXX.XX per month, which is $X,XXX less than lender’s monthly calculation.  The total qualified income would be BXs S/E of $X,XXX.XX, plus SSI $X,XXX and BX $X,XXX.XX = $XX,XXX.XX, not $XX,XXX.XX utilized. Income amount changed, keeps DTI below maximum of XX. DTI at XX.XX%. Therefore, lower income calculation does not change the approval.  Exception Resolved
; Borrower X Personal Tax Returns Provided; Received duplicate copies of the Income Calc worksheets.  The borrower was approved with a $X,XXX.XX per month income for self-employment business XXX.  It appears the lender utilized the two P&L Statements and calculated a $X,XXX.XX per month averaged over XX months and then calculated Schedule C income at $X,XXX.XX and added $X,XXX.XX + $XXXX.XX = $X,XXX.XX, rather than adding the total gross income and dividing it by XX months.  Further, it is still not clear how Seller/Underwriter calculated the Schedule C Mileage Depreciation at $XX,XXX for XXXX.
Per FNMA the mileage depreciation is calculated by taking the business miles driven and multiplying it by the depreciation factor for the respective year.  Schedule C is from XXXX and the depreciation factor was X.XX or XX%.  Taking the $XXXXX miles claimed on Schedule C line XXa, the gross depreciation should be $XX,XXX which is the amount that can be added back with the net profit line $X,XXX for a total Schedule C income of $XX,XXX/XX = $X,XXX.XX, not Seller/UW calculation of $X,XXX net profit plus a $XX,XXX mileage depreciation for $X,XXX.XX per month calculation.  Therefore, the audit calculated income is P&L Income monthly income of $X,XXX.XX + Schedule C $X,XXX.XX = $X,XXX.XX/X = $X,XXX.XX per month, which is $X,XXX less than lender’s monthly calculation.  The total qualified income would be BXs S/E of $X,XXX.XX, plus SSI $X,XXX and BX $X,XXX.XX = $XX,XXX.XX, not $XX,XXX.XX utilized. Income amount changed, keeps DTI below maximum of XX. DTI at XX.XX%. Therefore, lower income calculation does not change the approval.  Exception Resolved
; Received XXXX Personal Tax Returns XXXX's with Schedule C income. It is not clear how the lender calculated the borrower's self-employment income of $X,XXX.XX, as Schedule C does not support this amount. Also it is not clear how the underwriter calculated the borrower mileage. Calculating mileage is the total miles borrower utilized $XX,XXX and multiple it by X.XX. But the Lender Income Calc worksheets reflects the underwriter calculated $XX,XXX of mileage depreciation. Further, the P&L statements in file, if utilized are not supported by the Schedule C income. The P&L Statements reflect a much higher amount of income of $X,XXX per month for XXXX YTD and $X,XXX per month for a XX month average. Need Lender Income Calculation Worksheet reflecting how BX income was calculated at $X,XXX.XX. Further, section X.X.X Full Doc require Tax Transcripts, but seller only provided a XXXX-C. Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. -

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041453	FCRE1365	02/03/2024	Credit	Missing Doc	Borrower 2 IRS Transcripts Missing	Borrower X IRS Transcripts Missing Missing transcripts for borrower X

Guidelines:
X.X Full Income Documentation
X.X.X Full Doc for Stand-Alone CES or HELOC

W-X borrowers:
• W-Xs for most recent X or X-years and XX day most recent paystubs.
• W-X transcripts.

See attached XXXXC personal.	Borrower X IRS Transcripts Provided or Not Applicable (Number of Borrowers equals X)	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. -

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041453	FCRE5790	02/01/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). N/A. Guidelines allow XX days from Note	Disagree; soft pull X/XX/XXXX; note X/XX/XXXX; XX days, guides allow XX days from settlement date	Agree, gap credit is within XX days of the Note. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. -

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041453	FCRE5791	02/01/2024	Credit	Closing	Borrower 2 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). N/A. Guidelines allow XX days from Note	Disagree; soft pull X/XX/XXXX; note X/XX/XXXX; XX days, guides allow XX days from settlement date	Agree, gap credit is within XX days of the Note. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. -

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041452	finding-3352	02/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors	Resolved	02/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041452	finding-2962	02/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors	Resolved	02/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041452	FCRE8999	02/01/2024	Credit	Data	No Credit Findings	No Credit Findings- The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors	Resolved	02/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041445	finding-3352	02/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	02/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041445	finding-2962	02/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	02/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041445	FCRE9488	02/02/2024	Credit	Borrower	Potential Occupancy/Current Address Issues identified in the file	The intent and/or status of the borrower's occupancy is not supported in the file. The property was listed on X/X/XX for rent. The loan application was received by broker on X/XX/XX, and the listing was removed on X/XX/XX.	Disagree-no indication during online search or any documents provided in the file indicated there was an occupancy issue. XXX and XXX showed that the last transaction for the subject was when it closed back in XXXX.	Lender provided explanation of the property history. Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	02/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041444	FCOM8997	02/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041444	FCRE1193	02/02/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender excluded auto loan with XXX $XXX.XX with not mention of it , DTI XX.XX% when liability gets added is XX.XX% exceeds guidelines DTI of XX%	The auto loan with XXX was excluded because it is paid by the business (account ending in XXXX).	Lender provided explanation and document location for auto loan paid by business. Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	02/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041444	FCRE1148	02/01/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX is Less than Total Amount of Subject Lien $XXXXXX A Final Title Policy or Title Supplement reflecting correct coverage amount required.	See attached FTP.	Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX. Exception Resolved.; Received Final Title Policy reflecting the correct coverage amount.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor	Resolved	02/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041441	FCOM8997	02/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041441	FCRE8999	02/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041440	finding-3352	02/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041440	finding-2962	02/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041440	FCRE8999	02/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	02/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041439	finding-3352	02/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041439	finding-2962	02/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041439	FCRE8999	02/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	02/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041438	finding-3352	02/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041438	finding-2962	02/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041438	FCRE6618	02/04/2024	Credit	Borrower	Borrower information on 1003 is incomplete	Initial Application is not signed.	Disagree; per Fannie Mae guidelines, borrower signature is not required on initial XXXX if application not taken face-to-face	Agree, per FNMA requirements, the initial loan application has not been required to be executed since XX/XX/XXXX. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	02/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041435	finding-3352	02/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041435	finding-2962	02/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041435	FCRE8999	02/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041431	finding-3352	02/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041431	finding-2962	02/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041431	FCRE8999	02/03/2024	Credit	Data	No Credit Findings	No Credit findings- The loan meets all applicable credit guidelines.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Borrower has stable job time - Borrower has XX.X years on job. Compensating Factor	Resolved	02/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041429	finding-3352	02/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041429	finding-2962	02/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041429	FCRE6618	02/07/2024	Credit	Borrower	Borrower information on 1003 is incomplete	The initial loan application not executed by the borrower.	Disagree; per Fannie Mae guidelines, borrower signature is not required on initial XXXX if application not taken face-to-face	Agree, per FNMA requirements, the initial loan application has not been required to be executed since XX/XX/XXXX. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	02/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304041429	FCRE2515	02/03/2024	Credit	Eligibility	Credit history does not meet guidelines	Borrower does no meet the X or X credit tradeline requirements of X tradelines reporting for XX+ months or X tradelines reporting for XX+ months all with activity in the last XX months.
However, the loan file contains a lender exception, granting approval to proceed to closing without borrower meeting the tradeline requirements. The following compensating factors were identified by the lender, Low LTV, Good Credit History, XXX XX/XX/XXXX, revolving credit utilization of X%, no lates and borrower has lived/owned subject for XX+ years. Exception downgraded to a level X/B.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304041420	finding-3352	02/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041420	finding-2962	02/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304041420	FCRE5782	02/03/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Credit Report is over XX days old. Seller is to confirm there are no new or higher debt obligations for the borrower by using a gap credit report, soft-pull or undisclosed credit monitoring. This type of report is required if Note date is
greater than XX days after the date of the credit report relied upon for underwriting. The gap credit report, soft-pull or final report for the undisclosed debt monitoring is to be dated within XX days of the Note date.	See attached Exception Form; See attached soft pull on file.; See attached soft pull.	Exception was already cleared on XX/XX/XXXX and for some reason popped out of resolved status. Gap credit was provided dated X/XX/XXXX.; Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	02/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041420	FCRE1316	02/02/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing VOE is required per lender guidelines for self-employed to verify existence of business within XX-days of the note date. CPA Letter is XX days from the Note	See attached documentation on file confirming active business, as borrower is self-employed; VOE not required on self-employed borrowers	Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	02/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304041420	FPRO1137	02/02/2024	Credit	Appraisal	The appraiser was not licensed (Primary Value)	Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date Appraiser registry only shows a license after the valuation date under the same state certification number	See attached appraisers license	Lender provided Appraiser's license history satisfactorily. Resolved.; Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor	Resolved	02/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304077647	FCOM8997	02/02/2024	Compliance	Data	No Compliance Findings	No Compliance findings- The loan is in compliance with all applicable laws and regulations,	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	02/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304077647	FCRE6911	02/03/2024	Credit	Eligibility	DTI exceeds program maximum	DTI of XX.XX% exceeds program maximum of XX%. Lender stated $XXX.XX while Audit UW calculated rent as $-XXXX.XX. Find calculations below:

Current Rent amount = $XXXX
Vacancy factor = XX%*$XXXX = $XXXX.XX
PITIA = $XXXX.XX

Net rent = $XXXX.XX- $XXXX.XX = $-XXXX.XX	See attached Xst lien guidelines referenced in previous rebuttal within origination timeline.; See attached rebuttal and guidelines noted in rebuttal form.; Date: XX/XX/XXXX

  Due Diligence Response for XXX - XXX

 Finding:  DTI exceeds program maximum -- DTI of XX.XX% exceeds program maximum of XX%. Lender stated $XXX.XX while Audit UW calculated rent as $-XXXX.XX. Find calculations below: Current Rent amount = $XXXX Vacancy factor = XX%*$XXXX = $XXXX.XX PITIA = $XXXX.XX Net rent = $XXXX.XX- $XXXX.XX = $-XXXX.XX

 Response:  The XXX is paid by the business (XXX account ending in XXXX) and was excluded from the DTI:

Thank you for your consideration!

XXX
Received Guidelines dated XX/XX/XXXX, which is at the time subject loan was originated and can be utilized rather than all other guidelines that were provided after the subject transaction closed. The guidelines section X.X.X Alt-Doc, do confirm a lease agreement can be utilized to calculate rental income at a XX% vacancy factory. Therefore, taking $XXXX *XX% = $X,XXX.XX - $XXXX.XX, which is the amount borrower is obligated to, calculates to a $XXX.XX per month rental income. DTI now below maximum. Exception Resolved.; When the initial review took place, guidelines that were provided to review this loan are dated X/XX/XXXX and X/X/XXXX, as the subject transaction originated on X/X/XXXX and the Note date is X/X/XXXX. Both guidelines were silent regarding Rental Income, and if Silent we are to refer to the FNMA Selling Guide. But now Seller has provided guidelines dated XX/X/XXXX, which are father away from the subject transaction Note date and Origination date. Further, these guidelines would not have been utilized at the time this loan was underwritten. Therefore, still need to use guidelines dated X/X/XXXX as it was prior to origination date and not after the Note date. Unless there is another set of guidelines on or prior to X/X/XXXX. Otherwise, cannot use guidelines that were in effect after the subject transaction. The issue has not been resolved - Rental income requirements are silent within the lender guidelines. Per FNMA Selling Guide, the lender is required to verify if the borrower has a history of renting the subject property, which is established by reporting on IRS Form XXXX, Schedule E of the borrower's personal tax returns or on a rental real estate income and expenses of the partnership or an S Corp form of a business tax return. If the borrower does not have a history of renting the property or if, in certain cases, the tax returns do not accurately reflect the ongoing income and expenses of the property or if, in certain cases, the tax returns do not accurately reflect the ongoing income and expenses of the property, the lender may be justified in using a fully executed current lease agreement. The subject transaction is refinance, and the borrower appears to have rental history (per Bank Statements), however lease agreements were utilized and no indication as to why tax returns were not used. Tax Returns are the required document unless the lender clearly justified using lease agreements. FNMA Section BX-X.X.XX Requires lender to document rental income if the borrower has rental history, Form XXXX or Form XXXX, as applicable, and either the borrower’s most recent year of signed federal income tax returns, including Schedule X and Schedule E, or copies of the current lease agreement(s) IF THE borrower can document a qualifying exception (see Reconciling Partial or No Rental History on Tax Returns below). The borrower is refinancing the subject investment property, and the chain of titles confirms there have been no recent sales of this property for the past XX months. There is no indication in file that the property was out of service for an extended period of time, or property was acquired or placed into service subsequent to the most recent tax filing year, the property was not acquired or placed into service during the most recent tax filing year, and the lender did not determine that some other situation warrants an exception to use a lease agreement. Therefore, rental income should have been calculated utilizing Tax Returns. The lender’s rental income calculation worksheet is also missing. Unable to match the lender’s rental income calculation of $XXX.XX per month if excluding the PITIA because the business is obligated to pay the monthly mortgage payments. Exception Remains.; Rental income requirements are silent within the lender guidelines. Per FNMA Selling Guide, the lender is required to verify if the borrower has a history of renting the subject property, which is established by reporting on IRS Form XXXX, Schedule E of the borrower's personal tax returns or on a rental real estate income and expenses of the partnership or an S Corp form of a business tax return. If the borrower does not have a history of renting the property or if, in certain cases, the tax returns do not accurately reflect the ongoing income and expenses of the property or if, in certain cases, the tax returns do not accurately reflect the ongoing income and expenses of the property, the lender may be justified in using a fully executed current lease agreement. The subject transaction is refinance, and the borrower appears to have rental history (per Bank Statements), however lease agreements were utilized and no indication as to why tax returns were not used. Tax Returns are the required document unless the lender clearly justified using lease agreements. FNMA Section BX-X.X.XX Requires lender to document rental income if the borrower has rental history, Form XXXX or Form XXXX, as applicable, and either the borrower’s most recent year of signed federal income tax returns, including Schedule X and Schedule E, or copies of the current lease agreement(s) IF THE borrower can document a qualifying exception (see Reconciling Partial or No Rental History on Tax Returns below). The borrower is refinancing the subject investment property, and the chain of titles confirms there have been no recent sales of this property for the past XX months. There is no indication in file that the property was out of service for an extended period of time, or property was acquired or placed into service subsequent to the most recent tax filing year, the property was not acquired or placed into service during the most recent tax filing year, and the lender did not determine that some other situation warrants an exception to use a lease agreement. Therefore, rental income should have been calculated utilizing Tax Returns. The lender’s rental income calculation worksheet is also missing. Unable to match the lender’s rental income calculation of $XXX.XX per month if excluding the PITIA because the business is obligated to pay the monthly mortgage payments. Exception Remains.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job. Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	02/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304107876	FCOM8997	03/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor	Resolved	03/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107876	FCRE1148	03/07/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX Title Coverage of $XXX,XXX is less than loan amount $XXX,XXX	Title Policy	Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor	Resolved	03/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304107876	FCRE5783	03/07/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for . However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304107876	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for . However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp factor	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304098838	FCOM8997	03/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098838	FCRE1253	03/07/2024	Credit	Eligibility	Missing Property Tax Cert	Missing Property Tax Cert Missing Property Tax Cert	Tax cert	Property Tax Cert Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304098838	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Missing Pre-Close Credit Report dated within XX calendar days of the Note date.	pre-close credit report	Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316509	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	; ; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316509	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	; ; Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316509	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	Please see report attached	Document provided is sufficient; Property/Appraisal Meets Guidelines	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304312874	FCRE8999	05/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	; ; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312874	FVAL9739	05/06/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing the property condition report, which is required when an AVM is utilized per client purchase criteria.	Please see attached	Document provided is sufficient.; Property/Appraisal Meets Guidelines; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304333755	FCOM8997	05/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333755	FCRE8999	05/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304070361	FCOM8997	01/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX.XX%	Resolved	01/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304070361	FCRE8999	01/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX.XX%	Resolved	01/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304073912	FCOM8997	01/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Please see attached copy of Final Title Policy	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304073912	FCRE1146	01/19/2024	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Proposed insured amount is not listed on the Preliminary Title.	Please see attached copy of the Final Title Policy.	Title Document is fully Present; Received Final Title Policy reflecting the coverage amount. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304074898	FCRE8999	01/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304084648	FCRE1146	01/21/2024	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present The Property Rights on Title reflects "A Fee" rather than "Fee Simple."	Please note that the proposed insured and loan amount does not need to be included in XXX properties. Only required by XXX.	Title Document is fully Present; Removing exception the Title Prelim reflects Fee, which is clearly Fee Simple, not leasehold. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304305633	finding-3800	04/03/2024	Compliance	ComplianceEase	Qualified Mortgage Lending Policy Points and Fees Test	This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXX.XX(e)(X))The loan amount is $XXX,XXX.XX or more, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XXX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds $X,XXX.XX; orThe loan amount is less than $XX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds $X,XXX.XX; orThe loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX.	HPML Compliant; QM loan (page XXX) points and fees total $X,XXX which exceeds $X,XXX.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305633	FCRE8999	04/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241738	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX.XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX.XX%	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241738	FCRE8999	03/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX.XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX.XX%	Resolved	03/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327316	FCOM8997	05/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327316	FCRE1316	05/14/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The borrower is a self-employed owner of XXX a sole propritior business. However, no evidence in the loan file verifying the business was active and currently operating XX days prior to close with either a CPA Letter, regulatory agency, applicable licensing bureau, or verifying phone listing and address for borrower's business using telephone book, internet or directory assistance.	VOE	Document provided is sufficient; Borrower X Xrd Party VOE Prior to Close Was Provided	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304322258	finding-3352	05/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322258	FCRE8999	05/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322258	FVAL9739	05/10/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI; AVMs	Property/Appraisal Meets Guidelines; Property/Appraisal Meets Guidelines; Document provided is sufficient; Property/Appraisal Meets Guidelines; Property Condition Inspection report is required.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335748	FCOM8997	06/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335748	FCRE3978	06/04/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	The XXX Transmittal Summary reflects a $XXX "Other" monthly payment included within the primary residence PITIA. However, no evidence in file verifying this monthly payment.	Sewer Bill	Evidence of sewer bill provided to document payment amount. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304335748	FVAL9739	06/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The Property Condition Report is missing, which is required when an AVM is being utilized per client purchase criteria.	PCI	Property/Appraisal Meets Guidelines. Property condition report provided as required. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304353616	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353616	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308616	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308616	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312368	finding-3352	05/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312368	finding-2962	05/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312368	FCRE8999	05/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320623	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320623	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325186	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325186	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321761	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321761	finding-2962	05/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321761	FCRE8999	05/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321761	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Report with pictures is required and is missing.	PCI	Document provided is sufficient; Property/Appraisal Meets Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304308695	FCOM8997	05/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308695	FCRE9814	05/09/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement	Trust	Received the Trust which matching vesting. No issues founds. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304326204	FCOM8997	06/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326204	FCRE1193	06/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI variance is due to an auto loan on credit report with XXX with balance of $XX,XXX and monthly payment of $XXX that the Lender did not include in DTI calculation. Not included in debt payoffs for loan and no documentation to support omission in file.	Omission docs	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Evidence provided that debt was paid and closed prior to loan date. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315307	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315307	FCRE8999	05/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315709	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315709	finding-2261	06/21/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315709	FCRE8999	06/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308631	FCOM8997	05/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308631	FCRE6737	05/07/2024	Credit	Missing Doc	Missing Letter of Explanation (Income)	XXX is Borrower's employer per final XXXX, VVOE and pay stubs however, the XXXX WX lists employer as XXX and XXXX WX list employer as XXX. Missing documentation to verify all three employers are related companies.	LOX employment	Received an email correspondence between seller and employer confirming XXX used XXX as their payroll company and XXX acquired XXX. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304363380	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363380	FCRE8999	07/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363380	FVAL9739	07/05/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Exterior Condition report required per XXX Guidelines missing on file.	PCI	Property/Appraisal Meets Guidelines. Property condition report provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304358445	finding-3352	06/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358445	FVAL9739	06/25/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report required by XXX guidelines.	PCI	Property/Appraisal Meets Guidelines. Property condition report provided. Condition cleared.	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304363493	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363493	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316777	FCOM8997	05/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316777	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304531	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304531	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363379	finding-3352	07/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363379	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363379	FVAL9739	07/03/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Report required per lender guidelines missing on file.	PCI	Property/Appraisal Meets Guidelines. Property condition report provided. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304042	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304042	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309848	FCOM8997	05/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Original CLTV is Below the Guideline Maximum -	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309848	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Original CLTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309657	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309657	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308630	FCOM8997	05/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308630	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303548	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303548	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304041	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304041	FCRE3978	05/29/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing documentation to verify XXX monthly payment and balance.	Lease agreement shows payment, borrowers name, property address, and term	Document provided is sufficient	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304304802	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304802	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303873	finding-3352	05/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303873	FCOM1232	05/13/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final XXXX is Missing	XXXX; Final XXXX from executed closing package	Document provided is sufficient; The Final XXXX is Present; Date on document provided is before the application date. We are looking for the Final application XXXX.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304305766	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305766	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310659	finding-2838	05/07/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310659	finding-3352	05/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310659	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304193	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304193	FCRE8999	05/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304191	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear this XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304191	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326407	finding-3352	05/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326407	FCRE8999	05/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312001	FCOM8997	05/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312001	FCRE8999	05/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309858	finding-3352	04/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A.	Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309858	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305209	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305209	FCRE1173	06/17/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Subject property is a condo and is required to have sufficient building coverage, but the condo master policy was not in file.	Master policy certificate	HO-X Master Insurance Policy is fully present; HO-X Master Insurance Policy is fully present	Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304325185	finding-3352	05/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325185	FCRE8999	05/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315168	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315168	FCRE1173	05/16/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Individual Hazard Policy in file indicates a A Condo Master Policy with an effective date X/X/XXXX is available. However, master policy missing.	Master Cert	HO-X Master Insurance Policy is fully present; HO-X Master Insurance Policy is fully present; Document provided is sufficient; HO-X Master Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311609	finding-3621	06/17/2024	Compliance	TRID	TRID Post-Consummation Revised Closing Disclosure Date and Consummation Date Validation Test	This loan failed the TRID post-consummation revised closing date and consummation date validation test.This loan contains a post-consummation revised closing disclosure delivery date that is before the consummation date, or closing/settlement date if consummation date was not provided. Please review the loan data to ensure the dates are in the correct fields. This loan failed the TRID post-consummation revised closing date and consummation date validation test.This loan contains a post-consummation revised closing disclosure delivery date that is before the consummation date, or closing/settlement date if consummation date was not provided. Please review the loan data to ensure the dates are in the correct fields. Corrected dates; Exception resolved Corrected dates; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311609	finding-1124	05/19/2024	Compliance	Points & Fees	XXX High-Cost Home Loan Points and Fees Threshold Test	This loan failed the high-cost home loan points and fees threshold test.
 (XXX)
The total points and fees of this loan, which are $XXX, exceed one of the following thresholds based on the total loan amount, which is $XXX:

Either the total points and fees exceed X.X% of the total loan amount if the total loan amount is $XX,XXX or more; or
The total points and fees exceed X% of the total loan amount if the total loan amount is $XX,XXX or more but less than $XX,XXX; or
The total points and fees exceed the lesser of X% of the total loan amount or $X,XXX, if the total loan amount is less than $XX,XXX.
 Fees included in testing:
$XXXX.XX Discount Points
$XXX.XX Rate lock fee
$X.XX Recording Service Fee
$XX.XX Technology Fee
$XXX.XX Title Coordination Fee
$XX.XX Title Courier/Messenger Fee
$XX.XX Title - disbursement fee

Cure Required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, Proof of Delivery and reopen rescission. It appears the lenders compliance report used a threshold of X% of the total loan amount, however that is only applicable on loan amounts less than $XX,XXX	Attached includes check request package with amended CD, XXX label, and copy of the check; Attached RTC Package includes: RTC w/ re-opened rescission, LOE to borrower, & XXX label for proof of delivery.	Cure provided; Exception resolved; Cure provided; Exception resolved; Please provide cure package that includes a PCCD, LOE, Copy of Refund Check, Proof of Delivery. LOE provided for RTC indicates a change to the rate lock fee was provided on a PCCD, however that documentation was not in the loan file or provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311609	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311609	FPRO1136	05/17/2024	Credit	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis Missing No evidence in file that a XXX/Form XXXXD was completed.	XXXXd	Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable. Satisfactory comp cert provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304727	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304727	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305191	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305191	FCRE1204	06/14/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts . Fraud report reflects possible match found on SAM.gov (XXX) and no evidence in file that SAM.gov was cleared.	SAM.gov screen shot- our borrower is XXX	All Fraud Report Alerts have been cleared or None Exist	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304527	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304527	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312906	finding-3352	05/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	This is a XXX loan that meets all guidelines. Please advise what is needed to clear condition	HPML compliant and already downgraded to a X/A	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312906	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304800	FCOM8997	05/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304800	FCRE8999	05/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305552	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305552	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308498	FCOM8997	05/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308498	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305189	finding-3352	05/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum -

Original CLTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

											Original LTV is Below the Guideline Maximum -	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305189	FCRE8944	05/10/2024	Credit	Eligibility	Credit History - Derogatory Accounts Without Sufficient Explanation	Per Credit Report loan was modified under the Federal Govt Plan; missing executed Loan Modification	Loan mod	Document provided is sufficient.	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum -

Original CLTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

											Original LTV is Below the Guideline Maximum -	Resolved	05/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305186	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305186	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308629	finding-3352	05/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308629	FCRE8999	05/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305181	finding-3352	05/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX APR warning	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305181	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319882	FCOM8997	05/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Please clear	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319882	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305583	finding-3352	05/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305583	finding-2962	05/08/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305583	FCRE8999	05/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317608	finding-3352	05/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317608	FCRE8999	05/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308497	FCOM8997	05/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Please cure note/condition for no compliance conditions	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308497	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305760	finding-3352	05/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305760	FCRE8999	05/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305760	FVAL9739	05/02/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305576	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to A.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305576	finding-2261	05/16/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML compliant	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305576	FCRE8999	05/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305759	FCOM8997	05/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305759	FCRE5774	05/22/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower X Credit Report is Partially Present. Missing most recent statement for XXX #XXX revolving account. Credit report reflects $X balance but Final XXX and Final CD reflect a balance of $X,XXX with monthly payment of $XX.XX per month.	XXX statement	Document provided is sufficient; Borrower X Credit Report is not partially present.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304308586	FCOM8997	05/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308586	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305754	FCOM8997	05/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305754	FCRE8999	05/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305870	finding-3352	05/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305870	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308517	finding-3352	05/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308517	finding-2623	05/08/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308517	FCRE8999	05/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308574	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308574	FCRE6019	06/04/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing . Date of ID is expired on the XXX disclosure	Patriot act form	; Completed Patriot Act for with current driver license provided. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311608	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311608	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308572	FCOM8997	05/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308572	FCRE1316	05/13/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	VOE and Xrd party	Borrower X Xrd Party VOE Prior to Close Was Provided; Document provided is sufficient.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304308572	FCOM1221	05/13/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Date signed not on Notary document.	There is not a space specified on this page for a date. Please escalate this finding for review.	Documents in file are sufficient	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304309999	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309999	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309857	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309857	finding-2962	05/15/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309857	FCRE8999	05/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308513	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308513	FCRE8999	06/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308613	finding-2838	06/06/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308613	finding-3352	06/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308613	FCRE8999	06/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308690	FCOM8997	05/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308690	FCRE9814	05/08/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement	Trust Agreement	Document provided is sufficient; Trust Agreement Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304308679	finding-3352	05/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308679	finding-2962	05/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308679	FCRE8999	05/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308678	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308678	FCRE1173	05/29/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	The master policy is not needed as the property does not have an HO-X policy.	HO-X Master Insurance Policy is fully present; Satisfactory evidence of insurance provided. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304308678	FPRO1500	05/29/2024	Credit	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing	The questionnaire is not required for this condo type	HOA Questionnaire Provided; Fannie Mae certificate of eligibility provided. Detatched condo, no additional questionnaire required. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304308678	FPRO0951	05/29/2024	Credit	Missing Doc	Condo Approval Missing	Condo Approval Missing Condo approval is Missing on file	condo approval	Fannie Mae certificate of eligibility provided. Condition cleared.; Fannie Mae certificate of eligibility provided. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304309639	FCOM8997	05/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309639	FCRE5116	05/14/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The borrower's have a private Xst lien mortgage encumbering subject property. However, no evidence of a VOM verifying the monthly payment for this mortgage loan.	VOM	Document provided is sufficient; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304309608	finding-3352	05/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309608	finding-2623	05/08/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309608	FCRE8999	05/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309655	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309655	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309606	FCOM8997	05/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309606	FCRE1204	05/20/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts The subject transaction is a refinance of a primary residence, however the Fraud Report in file reflects an un-cleared high alert regarding proof of occupancy. The final XXXX disclosed the subject property as the borrower’s primary residence for the past X.XX years, but documentation in the loan file does not support occupancy. The borrower’s current paystubs and prior year WX reflect borrower’s address is XXX, but the XXX WXs reflect the subject property. Further, the credit report reflects an address variation and the XXX as borrower’s current residence since X/X/XXXX and subject property was occupied by the borrower from XX/X/XXXX to XX/XX/XXXX. There was no evidence of a borrower LOE.	LOE regarding the XXX address	All Fraud Report Alerts have been cleared or None Exist; Document/explanation provided is sufficient	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309638	finding-3352	05/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309638	FCRE1173	05/14/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy With sufficient condo building coverage.	Master Cert	HO-X Master Insurance Policy is fully present; HO-X Master Insurance Policy is fully present; HO-X Master Insurance Policy is fully present; Document provided is sufficient	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304309638	FPRO0951	05/14/2024	Credit	Missing Doc	Condo Approval Missing	Condo Approval Missing	Condo Approval	Document provided is sufficient; Document provided is sufficient	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/14/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304309638	FPRO1500	05/14/2024	Credit	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing	condo questionnaire	HOA Questionnaire Provided; HOA Questionnaire Provided; Document provided is sufficient	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304309651	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309651	FCRE8999	05/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309651	FVAL3825	05/14/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Ohio Tornadoes DR-XXXX disaster declared XX/XX/XXXX, which is after the Exterior Property Inspection report dated X/XX/XXXX. Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Post Disaster Inspection	PDI provided confirming no damage. Condition cleared.; PDI provided confirming no damage. Condition cleared.; PDI provided confirming no damage. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304309733	finding-3352	05/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	This is a XXX loan with all guidelines met. Please advise what is needed to clear	HPML compliant and already downgraded to a X/A	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309733	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309649	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309649	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309757	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309757	finding-2962	05/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309757	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309981	FCOM8997	05/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309981	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311766	finding-3352	05/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311766	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309646	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309646	FCRE8999	05/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309752	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309752	FCRE8999	05/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321477	finding-3352	06/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321477	FCRE8999	06/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310957	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310957	FCRE3978	06/02/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing documentation verifying that borrower no longer owns property XXX	Processor cert	Document provided is sufficient	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304309723	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309723	FCRE1158	05/16/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided The policy provided does not include the annual premium amount that borrower is obligated to.	HOI	Hazard Insurance Policy is fully present; Document provided is sufficient; Hazard Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304309841	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309841	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310754	finding-3352	05/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310754	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309839	FCOM8997	06/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309839	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309831	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309831	FCRE8999	05/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Borrower has stable job time - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311223	finding-3352	05/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311223	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309925	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309925	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309893	finding-3352	05/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309893	FCRE1173	05/07/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy The subject is a condominium which requires the Master Condo Policy held by home owners association.	Master policy; HOX	HO-X Master Insurance Policy is fully present; Received duplicate HOX policy for borrower. The exception is request the Condo Master Policy for the building, please provide. Exception Remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304310752	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310752	FCRE1437	06/17/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Age of income documentation exceeds days allowed by guidelines. Lender used tax return for year ending XXXX and loan closed in XX/XX/XXXX. File did not contain extension for XXXX tax return.	XXXX tax extension	Income and Employment Meet Guidelines. Evidence of XXXX extension filed and accepted. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304312081	finding-3352	06/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312081	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310919	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310919	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311221	finding-3352	05/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311221	finding-2261	05/09/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML compliant. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311221	FCRE8999	05/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309995	finding-3352	05/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309995	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310005	finding-2962	06/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310005	finding-3352	06/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310005	FCRE8999	06/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310508	finding-3352	05/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310508	FCRE5774	05/09/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower X Credit Report is Partially Present. Missing evidence of current statement for XXX #XXXX reflected on Final XXXX with a monthly payment of $XX.XX.	Nelnet Statement	Borrower X Credit Report is not partially present. Received student loan statement confirming monthly payment of $XX.XX. Exception Resolved.	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	05/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310751	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310751	finding-2261	05/23/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310751	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310837	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310837	FCRE1354	05/15/2024	Credit	Income/Employment	Borrower 2 Tax Returns Not Signed	Borrower X Tax Returns Not Signed Which is required per seller guidelines.	XXXX and XXXX executed tax returns	Borrower X Tax Returns Are Signed or Not Applicable (Number of Borrowers equals X); The documents provided are sufficient; Borrower X Tax Returns Are Signed or Not Applicable (Number of Borrowers equals X)	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310837	FCRE1437	05/16/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The co-borrower is self-employed and files Schedule C, however the loan file only contains XXXX XXXXs. Guidelines require for all self-employed business X year's signed XXXXs tax returns and verification of business existence within XX calendar days of closing. Further, the income documents are more than XXX days from the note date, which does not meet documentation standard requirements.	XXXXs for XXXX and XXXX; schedule C for XXXX and XXXX, verification of businesses, extension for XXXX taxes, and check stubs are within XXX days of the note; schedule C for XXXX and XXXX, verification of businesses, and check stubs are within XXX days of the note	The documents provided are sufficient; Income and Employment Meet Guidelines; Please provide the XXXX and XXXX signed XXXX's.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310749	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310749	finding-2623	05/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

								While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310749	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310917	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310917	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311219	finding-3352	05/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311219	FCRE5774	05/09/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower X Credit Report is Partially Present. Payoff statement for auto loan with XXX that is being paid off at closing is missing.	We used the amount present on the credit report for the payoff amount. A payoff statement is not required for this and using the credit report amount is acceptable.	Borrower X Credit Report is not partially present.; Borrower X Credit Report is not partially present.; Received Seller Response - indicating no pay off was obtained for the auto installment loan paid off at closing. Reviewed guidelines and agree with seller that a payoff is not required. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311219	FCRE1193	05/10/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% - Missing Senior Lien Mortgage Statement with breakdown of P&I and escrow.	MTG statement	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311765	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311765	finding-2962	06/19/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311765	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315372	finding-2261	05/14/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Please advise what is needed to clear &/or calculations used	HPML compliant, exception already downgrade to a X/A	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315372	finding-3352	05/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315372	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312905	finding-3352	05/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312905	FCRE8999	05/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310914	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310914	FCRE4165	05/24/2024	Credit	Income/Employment	Employment Gaps in Employment Without Sufficient Explanation	Per seller guidelines two year's of employment and income required. However, according to the final XXXX and employment/income documentation, there is evidence the borrower has gaps of employment. The borrower has had X employers in the past three years.	Borrower shows no gap in employment- XXX X/XX/XX-XX/XX/XXXX, One week vacation XX/XX/XXXX-XX/XX/XXXX, XXX XX/XX/XXXX – XX/XX/XXXX, XXX X/XX/XXXX , and XXX XX/XX/XXXX to present; attached VOEs	Documents provided are sufficient	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304326214	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326214	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310912	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310912	finding-2261	05/15/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310912	finding-638	05/15/2024	Compliance	Points & Fees	XXX High Cost Home Loan Points and Fees Test	This loan failed the high-cost home loan points and fees test due to one of the following findings: ( XXX SB XXXX [G.S. §XX-X.XE(a)(X)] ) ( XXX HB XXXX amendments to XXX SB XXXX [G.S. §XX-X.XE(a)(X)] ) ( XXX HB XXXX [G.S. §XX-X.XE(a)(X), as amended XX/XX/XXXX] ) ( XXX Declaratory Ruling, XX/XX/XXXX) ( XXX HB XXX [G.S. §XX-X.XE(a)(X-X), as amended XX/XX/XXXX] )The loan was made before XX/XX/XXXX or on or after XX/XX/XXXX, total loan amount is $XX,XXX or more and the total points and fees exceed X% of the total loan amount;The loan was made on or after XX/XX/XXXX, total loan amount is $XX,XXX or more and the total points and fees exceed X% of the total loan amount;The total loan amount is less than $XX,XXX and the total points and fees exceed the lesser of X% of the total loan amount or $X,XXX;The loan was made before XX/XX/XXXX, the loan is an open-end loan, the maximum line of credit is at least $XX,XXX, and the total points and fees exceed X% of the maximum line of credit;The loan was made on or after XX/XX/XXXX, the loan is an open-end loan, the maximum line of credit is at least $XX,XXX, and the total points and fees exceed X% of the maximum line of credit; orThe loan is an open-end loan, the maximum line of credit is less than $XX,XXX, and the total points and fees exceed X% of the maximum line of credit.This calculation takes into account direction regarding seller-paid points and fees provided by the XX/XX/XXXX Declaratory Ruling. This loan failed XXX High cost by $XX.XX. The following fees were included in testing.

MERS Registration Fee paid by Borrower: $XX.XX
Rate Lock Fee paid by Borrower: $XXX.XX
Recording Service Fee paid by Borrower: $X.XX
Technology Fee paid by Borrower: $XX.XX
Third Party underwriting paid by Borrower: $X.XX
Title Courier Fee paid by Borrower: $XX.XX
Title Coordination Fee paid by Borrower: $XXX.XX
Title Wire [ Wire Transfer Fee ] paid by Borrower: $XX.XX
XXX was discovered prior to loan delivery and cure was issued. Please see attached supporting documentation and advise.	PCCD provided prior to TPR review resolves exception; PCCD provided prior to TPR review resolves exception	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310912	FCRE8999	05/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323736	FCOM8997	06/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323736	FCRE8999	06/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311603	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311603	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310910	finding-3352	05/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310910	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311602	finding-3352	05/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311602	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311602	FVAL9739	05/07/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The file is missing a Property Condition Report as required by the investor overlays.	PCI	Received the Property Condition Report. No potential risks noted. Exception Resolved.; Missing the property condition report, which is required when an AVM is being utilized per client purchase criteria.	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	05/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311217	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311217	FCRE7551	05/24/2024	Credit	Missing Doc	Missing XXX Decree	Missing a copy of either a XXX, Separation agreement, court order and or equivalent documentation to verify the amount of Child Support.	XXX decree	Document provided is sufficient	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311216	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311216	FCRE1193	05/24/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender excluded a revolving debt from total DTI calculation, which is on the borrower's credit report in file and is with XXX with a balance of $X,XXX and monthly payment of $XXX. No evidence account was paid prior to closing or other party obligated and account was not listed on final CD as paid at closing.	Omission docs and sourcing of funds used to pay the account.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document provided is sufficient	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304312904	finding-3352	05/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to A.		Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	05/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312904	FCRE8999	05/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311213	FCOM1262	05/16/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing No evidence of the disclosure being issued to the borrower.	RTC from executed closing package	Right of Rescission is Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311213	FCOM1232	05/16/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final XXXX is Missing Which borrower is required to execute at closing.	Final XXXX from executed closing package	Document provided is sufficient; The Final XXXX is Present	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311213	FCRE1173	05/16/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Property is a Condominium which requires verification of the Condo Master insurance building coverage.	Master cert	Document provided is sufficient; HO-X Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311213	FCRE6019	05/16/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing No evidence of the XXX Disclosure or any form of ID.	XXX from executed closing package	Document provided is sufficient; Borrower X Citizenship Documentation Provided or Not Required	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311213	FPRO1500	05/16/2024	Credit	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing To determine if the condominium is warrantable or FNMA Eligible.	condo questionnaire	HOA Questionnaire Provided; Document provided is sufficient	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311212	finding-3352	05/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311212	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311210	finding-3352	05/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311210	finding-2962	05/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311210	FCRE5774	05/20/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower X Credit Report is Partially Present. Missing most recent statement for installment loan with XXX #XXX disclosed on the final XXXX. The Monthly payment of $XXX.XX per month with a balance of $XX,XXX.XX.	XXX Lease agreement	Borrower X Credit Report is not partially present.; cument provided is sufficient; Borrower X Credit Report is not partially present.; Borrower X Credit Report is not partially present.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311210	FCRE3978	05/20/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing Letter of Explanation for inquiries on XX/XX/XXXX: XXX for both borrowers. Credit for this loan was pulled on XX/XX/XXXX.	Processor cert	Document provided is sufficient	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304312080	FCOM8997	05/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312080	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311600	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311600	FCRE1164	05/30/2024	Credit	Missing Doc	Flood Insurance Policy Missing	Missing Flood Insurance Policy Missing Flood Insurance Policy	Flood insurance	Flood Insurance Policy is fully present; Flood Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311600	FCRE1173	05/30/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing HO-X Master Insurance Policy	Master policy	HO-X Master Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316120	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational only	Original LTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum -

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316120	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original LTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum -

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311203	finding-3352	05/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311203	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315357	FCOM8997	05/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315357	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311202	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311202	FCRE8999	05/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311599	finding-3352	05/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311599	FCRE8999	05/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312078	FCOM8997	05/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312078	FCRE7497	05/21/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of PITIA for for property XXX. The loan file contains a Loan Estimate, which is not sufficient. The final CD required.	Closing disclosure for XXX	Document provided is sufficient	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316094	FCOM8997	05/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316094	FCRE1437	05/20/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing Income documentation for BX.	BX has long term disability income	Document provided is sufficient; Income and Employment Meet Guidelines	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311798	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311798	FCRE8999	06/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328842	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328842	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311594	FCOM8997	05/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311594	FCRE1173	05/09/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Subject property is a condo and missing master condo insurance policy for the building. The borrower HO-X policy in file.	Master Cert	Document provided is sufficient; HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304313801	FCOM1262	05/16/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing No evidence of the disclosures being issued to the borrower.	RTCs from executed closing package	Right of Rescission is Provided; Right of Rescission is Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304313801	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304313801	FCOM1232	05/16/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final XXXX is Missing With all final figures and borrower and co-borrowers citizenship status.	Final XXXX from executed closing package	Document provided is sufficient; The Final XXXX is Present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304313801	FCRE6019	05/16/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing No evidence of an executed XXX Disclosure or form or ID in file.	XXX from executed closing package	Document provided is sufficient; Borrower X Citizenship Documentation Provided or Not Required	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304313801	FCRE6914	05/16/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing No evidence of an executed XXX Disclosure or form or ID.	XXX from executed closing package	Document provided is sufficient; Borrower X Citizenship Documentation Provided or Not Required	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311761	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311761	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311758	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311758	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363398	finding-3352	07/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363398	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363398	FVAL9739	07/03/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Required Property Condition Report with pictures is missing.	PCI REPORT	Property/Appraisal Meets Guidelines. Property condition report provided. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311754	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Informational only	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311754	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time -	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311751	finding-3352	05/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319511	finding-3352	05/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319511	finding-2962	05/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319511	FCRE8999	05/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312074	FCOM8997	06/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312074	FCRE1440	06/18/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements . File is missing verification of the Borrower's primary residence rental payment history. Additionally, the file is missing full XX month verification of the subject property first lien; missing payment history for XX/XXXX and XX/XXXX.	For the first issue regarding the primary residence rental payment history, I attached doc showing payment history for that lease since XXXX. For the second issue the credit report shows XX months of payment history. I attached the credit report to show the XX months credit history. For the last issue we have the payment history ledger from XXXX with loan number at the top to reference the loan showing the XXX and XXX payments.

Housing History Meets Guideline Requirements. Full housing payment history provided. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304311749	FCOM8997	05/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311749	FCRE8999	05/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311748	FCOM8997	06/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311748	FCRE3978	06/09/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing credit statement for new installment debt with XXX. Subject to DTI re-calculation.	Truth and Lending disclosure shows the payment and balance	Verification of payment terms provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304311745	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311745	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311743	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311743	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311742	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311742	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311740	finding-3352	05/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311740	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315213	finding-3352	06/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315213	finding-2962	06/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315213	FCRE1173	06/08/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX Master policy	HO-X Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315213	123ABJ	06/10/2024	Credit	Missing Doc	Missing VVOE dated within 10 days consummation	Guidelines require Xrd party verification of existence of business within XX calendar days of close. Verification is dated XX/XX/XXXX and subject loan closed XX/XX/XXXX.	Third party verification	Updated third party verification of self-employment provided. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315213	FCRE3978	06/08/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	The file is missing verification of the following debts reflected on final XXXX and not included on credit report: XXX with balance of $XX,XXX.XX and monthly payment of $XXX, XXX #XXXXX with balance of $XXX.XX and monthly payment of $XX.XX. Additionally, missing verification of XXX #XXXX XX day balance of $XX rather than $X,XXX reflected on credit report, and monthly payment of $XX for XXX #XXXX not reflected on credit report.	I have attached the XXX statement with a balance of $XXXXX.XX. Also attached is the XXX statement, the XX day and the regular revolving account are both on this statement. XXX statement for account ending in #XXXX has also been attached.	Account statements provided to verify all qualifying balances and payments. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304312901	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312901	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326420	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326420	FCRE3978	06/24/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing most recent statement for XXX #XXXX reflecting a balance of $XXX.XX with a monthly payment of $XX.XX per month listed on final application. Credit report in file reflects a $X balance.	XXX	Recent statement provided supporting qualifying balance and payment. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304312072	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Informational only	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312072	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312071	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Informational only	Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312071	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original CLTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312069	finding-3352	05/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312069	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315356	finding-3352	05/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315356	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312068	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312068	finding-2962	05/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312068	FCRE8999	05/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312085	finding-3352	05/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312085	FCRE8999	05/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312066	FCOM1262	05/16/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing No evidence of the disclosure being issued to the borrower.	Attached RTCs from executed closing package	Right of Rescission is Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304312066	FCOM1232	05/16/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final XXXX is Missing The Final XXXX is Missing	Final XXXX from executed closing package	The Final XXXX is Present; Document provided is sufficient; The Final XXXX is Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304312066	FCRE6019	05/16/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing No evidence of the XXX Disclosure or form or ID.	Attached XXX executed at closing	Borrower X Citizenship Documentation Provided or Not Required; Document provided is sufficient; Borrower X Citizenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315000	finding-3352	05/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315000	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312364	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312364	FCRE1254	05/16/2024	Credit	Title	Property Title Issue	Property Title Issue The subject property address discrepancy. Title reflects XXX; the however, Deed of Trust, Deed & AVM reflect XXX	Attached updated property report	Property Title Issue Resolved; Document provided is sufficient; Property Title Issue Resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304312364	FCRE3978	05/16/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing an executed Letter of Explanation from the borrower regarding the XXX #XXX disputed account reflected on the credit report.	LOX regarding the XXX dispute account	LOE provided for disputed tradeline. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304312063	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312063	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312062	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312062	FCRE1170	06/28/2024	Credit	Insurance	Flood Insurance Expiration Date is before the Note Date	Flood Insurance Expiration Date of XX-XX-XXXX is prior to the Note Date of XX-XX-XXXX	Flood renewal X.XX to X.XX	Flood Insurance Expiration Date of XX-XX-XXXX is equal to or after the Note Date of XX-XX-XXXX Or Flood Insurance Expiration Date Is Not Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321368	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321368	finding-2502	05/23/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML is compliant.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321368	FCRE1196	05/22/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% . Per XXXX, Lender used the incorrect senior lien balance of $XXX,XXX.XX to calculate CLTV/HCLTV of XX.XX% rather than verified balance of $XXX,XXX per credit supplement dated XX/XX/XXXX.	Received Client response requesting an exception for HLTV/CLTV > XX% supported by the following compensating factors: clean credit history and career stability/X years on job. Exception downgraded to a level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304321368	FCRE1195	05/22/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% . Per XXXX, Lender used the incorrect senior lien balance of $XXX,XXX.XX to calculate CLTV/HCLTV of XX.XX% rather than verified balance of $XXX,XXX per credit supplement dated XX/XX/XXXX.	Received Client response requesting an exception for HLTV/CLTV > XX% supported by the following compensating factors: clean credit history and career stability/X years on job. Exception downgraded to a level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304331976	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304331976	finding-2962	06/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304331976	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304313799	FCOM8997	05/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304313799	FCRE8999	05/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312355	FCOM8997	05/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Please clear note/condition stating no compliance conditions	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312355	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312354	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312354	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312898	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312898	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312896	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312896	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312895	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312895	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315073	finding-3352	06/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315073	FCRE8999	06/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304313797	FCOM8997	05/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304313797	FCRE8999	05/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304313796	finding-3352	05/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304313796	FCRE8999	05/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326406	FCOM8997	05/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326406	FCRE8999	05/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317293	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317293	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314216	FCOM8997	05/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314216	FCRE8999	05/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315211	FCOM8997	06/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315211	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304313794	finding-3352	05/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304313794	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312890	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312890	FCRE1173	05/30/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Subject property is a high rise condominium, but loan file missing Master Condo Building Coverage.	master certificate	Document provided is sufficient; HO-X Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304312890	FPRO1500	05/30/2024	Credit	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing All condominium properties are required to be FNMA Warrantable, no evidence in file supporting warrantability and/or Questionnaire.	Warranty letter	Document provided is sufficient; HOA Questionnaire Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304314989	FCOM8997	05/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314989	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315306	finding-3352	05/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315306	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316297	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316297	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314214	finding-3352	06/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314214	finding-2962	06/06/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314214	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320814	finding-3888	07/01/2024	Compliance	ComplianceEase	Qualified Mortgage APR Threshold Test	This loan failed the qualified mortgage APR threshold test. (XX CFR §XXXX.XX(e)(X)(vi))A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to ($XXX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than ($XXX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than ($XXX,XXX.XX) but greater than or equal to ($XX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to ($XX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than ($XX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.	Please advise what is needed to clear condition. This is a Non-QM XXX loan which has a full appraisal available within the file.	Loan confirmed as originated as non QM; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304320814	finding-3352	07/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320814	finding-2978	07/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320814	FCRE3978	07/02/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	File is missing verification of new account with XXX with balance of $XX,XXX.XX and monthly payment of $XXX.XX.	XXX account statement #XXXX showing payment of $XXX.XX	Account statement provided to verify payment amount. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304314213	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314213	FCRE8999	05/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315071	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315071	FCRE8999	05/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315060	finding-3352	05/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to A.		Compliant HPML	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315060	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315070	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315070	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315166	FCOM8997	06/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315166	FCRE1164	06/03/2024	Credit	Missing Doc	Flood Insurance Policy Missing	Missing Flood Insurance Policy Zone AE	Flood	Document provided is sufficient; Flood Insurance Policy is fully present	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315166	FCRE1173	06/03/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	Master Policy	Document provided is sufficient; HO-X Master Insurance Policy is fully present	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316851	FCOM8997	05/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316851	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315164	FCOM8997	05/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315164	FCRE8999	05/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316413	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Please advise what is needed to clear XXX APR warning	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316413	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335021	FCOM8997	06/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335021	FCRE8999	06/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319510	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319510	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315193	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315193	FCRE8999	05/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315304	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315304	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317186	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317186	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315354	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315354	FCOM1233	05/23/2024	Credit	Missing Doc	The Final 1003 is Incomplete	The Final XXXX is Incomplete Missing signed Final XXXX with a signature date of XX/XX/XX. XXXX in file is dated XX/XX/XX.	Final XXXX	The Final XXXX is Present	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315353	finding-3352	05/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315353	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315628	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315628	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316093	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316093	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315351	finding-3352	06/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315351	FCRE8999	06/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315350	finding-3352	06/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315350	FCRE8999	06/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316092	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316092	FCRE8999	05/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315349	FCOM8997	05/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum -

Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

											Borrower has stable job time -	Resolved	05/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315349	FCRE8999	05/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum -

Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

											Borrower has stable job time -	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320654	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320654	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315371	finding-3352	05/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315371	finding-2978	05/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315371	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327465	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327465	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315370	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315370	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315400	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315400	finding-2261	05/15/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315400	FCRE1203	05/15/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report Fraud report reflects a high alert for possible Sam.gov match. No evidence of the sam.gov search in file.	Sam.gov	Document provided is sufficient; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Original LTV is Below the Guideline Maximum - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315399	FCOM1858	05/21/2024	Compliance	Disclosure	Incorrect rescission model used - RTC form model G-5 or G-7 used for non-HELOC loan	Incorrect rescission model used - RTC form model GX (Open End - Increase) used for non-HELOC loan Fixed rate non HELOC loan, not paying of same lender		Exception is non-material and graded as level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304315399	finding-3352	05/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315399	FCRE5774	05/21/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower X Credit Report is Partially Present. Missing documentation to support omission of XXX #XXXX required per AUS Approval in file.	Omission document	Borrower X Credit Report is not partially present.; Document provided is sufficient; Borrower X Credit Report is not partially present.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	05/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304319545	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319545	finding-2261	05/23/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML compliant	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319545	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316136	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316136	FCRE8999	06/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315406	finding-3352	06/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315406	FCRE8999	06/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315405	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315405	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315592	finding-3352	06/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315592	FCRE1173	06/09/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX Master Policy	HO-X Master Insurance Policy is fully present	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316412	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316412	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315591	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315591	FCRE8999	06/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315625	finding-3352	05/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315625	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317057	finding-3352	06/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317057	FCRE8999	06/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315888	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315888	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316151	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316151	finding-2962	06/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316151	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316163	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316163	finding-2261	05/29/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316163	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316933	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316933	FCRE1204	05/15/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts to Verify borrowers Social Security Number. Proof of Social Security Number documentation not found in file.	We used the credit report to verify the SSN	All Fraud Report Alerts have been cleared or None Exist. Received seller response indicating credit report clears the High Alert, SSN matches per credit and identify scan is complete with no alter found. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315885	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315885	finding-2962	05/23/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315885	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317114	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317114	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316776	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316776	finding-2978	06/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316776	FCRE1193	06/03/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . DTI exceeds guidelines max of XX% due to deferred student payment. Per Fannie Mae guidelines if no payment listed use X% of the balance $X,XXX.XX was not included by Lender.	Student loan payment	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Evidence provided that payment is $X under income-driven RPP. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304316776	FCRE9814	06/04/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement	trust	Trust Agreement Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316551	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum -

Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

											Borrower has stable job time -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316551	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum -

Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

											Borrower has stable job time -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315880	FCOM1262	05/16/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing No evidence of the disclosure being issued to the borrower.	RTCs from executed closing package	Right of Rescission is Provided; Right of Rescission is Provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315880	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315880	FCOM1232	05/15/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final XXXX is Missing	Final XXXX from executed closing package	Document provided is sufficient; The Final XXXX is Present	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315880	FCRE6019	05/15/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing No evidence of an executed XXX Disclosure or form of ID.	XXX from executed closing package	Document provided is sufficient; Borrower X Citizenship Documentation Provided or Not Required	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315880	FCRE6914	05/15/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing No evidence of the disclosure being issued to the borrower.	XXX from executed closing package	Borrower X Citizenship Documentation Provided or Not Required; Document provided is sufficient; Borrower X Citizenship Documentation Provided or Not Required	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316119	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316119	finding-2962	05/23/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316119	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315877	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315877	FCRE1204	05/15/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts For the borrower's SSN being associated with additional names.	The SSN was verified by the credit report. No other documentation was obtained.	All Fraud Report Alerts have been cleared or None Exist. Agree that the credit report reflects SSN verification which matches and clears the Alerts. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304317167	FCOM9932	05/16/2024	Compliance	Missing Doc	Missing Mortgage	First lien mortgage statement required with the payment breakdown.	Attached Xst lien mortgage statement	Received the mortgage statement for subject Xst lien verifying PITI breakdown and UPB. Exception Resolved.	Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304317167	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315876	finding-3430	05/20/2024	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXX.XX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XX.XXX%. The APR threshold to qualify for a safe harbor is XX.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction.			Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315876	FCOM1262	05/16/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing	Attached RTCs from executed closing package	Right of Rescission is Provided	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315876	FCOM1206	05/16/2024	Credit	Missing Doc	The Note is Missing	The Note is Missing	Note	Document provided is sufficient; The Note is Present	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315876	FCOM1220	05/16/2024	Credit	Closing	The Deed of Trust is Missing	The Deed of Trust is Missing	DOT	Document provided is sufficient; The Deed of Trust is Present	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315876	FCOM1232	05/16/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final XXXX is Missing	final XXXX	Document provided is sufficient; The Final XXXX is Present	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315876	FCRE6019	05/16/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing	Patriot act form	Document provided is sufficient; Borrower X Citizenship Documentation Provided or Not Required	Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315875	FCOM8997	07/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315875	FCRE1173	07/03/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing master policy	HOX Master Policy	HO-X Master Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304317185	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317185	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315873	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315873	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320225	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320225	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316091	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316091	FCRE1173	05/20/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy The subject property is a condominium which requires verification of the building coverage using the Master Condo Policy.	Master Cert	Document provided is sufficient; HO-X Master Insurance Policy is fully present; HO-X Master Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316091	FCRE7009	05/20/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $X is less than required coverage required The amount of coverage Coverage amount reflected on the borrower's HO-X policy.	Verif Hazard dwelling coverage HOX	Document provided is sufficient; Hazard Insurance coverage meets guideline requirement; Document provided is sufficient; Hazard Insurance coverage meets guideline requirement	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304316091	FCRE1440	05/22/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing evidence of X months housing history required by guidelines.	XXXX showing lived in property for XX years, also included credit supplement (with credit history for XX months) and mortgage statement to show ownership	Housing History Meets Guideline Requirements; Document provided is sufficient; Housing History Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304316091	FPRO1500	05/22/2024	Credit	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing	HOA Questionnaire	Document provided is sufficient; HOA Questionnaire Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315871	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315871	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315869	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315869	FCRE8999	05/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315868	finding-3352	05/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315868	FCRE8999	05/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315867	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315867	FCRE8999	05/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315866	finding-3352	05/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML complaint This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315866	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315863	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315863	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317166	FCOM8997	06/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317166	FCRE8611	06/10/2024	Credit	Income/Employment	Income/Employment General	Coborrower income documentation exceeds XXX days of Note date allowed by guidelines. Coborrower earns income from schedule C Business and provided XXXX Year end income documentation and Note date is XX/XX/XXXX. No XXXX P&L statement in file.	Received Client and Seller response requesting an exception for income documentation > XXX days by the following compensating factors: XX% CLTV, XXX FICO. Exception downgraded to a level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304316118	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316118	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316088	finding-3352	05/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316088	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316117	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316117	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316148	finding-3352	05/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316148	FCRE8999	05/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316162	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Informational only	Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316162	finding-2502	05/16/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML is compliant.		Informational only	Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316162	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316915	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316915	finding-2962	05/23/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316915	FCRE9814	05/23/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement	Trust agreement	Document provided is sufficient; Document provided is sufficient; Trust Agreement Meets Guideline Requirements	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316915	FCRE5774	05/24/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower X Credit Report is Partially Present. Missing most recent statement for XXX listed on Final Application. Monthly payment of $XXX.XX, with a balance of $XX,XXX.XX.	XXX statement	Borrower X Credit Report is not partially present.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304316915	FCRE3978	05/24/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	XXX on borrowers credit report. Missing processor cert that the borrower was contacted to verify that borrower applied for the mortgage loan.	processor certificate	Document provided is sufficient	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304317201	finding-3352	05/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317201	FCRE8999	05/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316146	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316146	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320263	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320263	finding-2623	06/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320263	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316410	FCOM8997	05/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316410	FCRE8999	05/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316260	finding-3352	06/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317184	FCOM8997	06/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317184	FCRE8999	06/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316240	finding-3352	05/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to A.		Compliant HPML	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316240	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316294	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316294	finding-2261	05/29/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316294	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321867	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321867	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316507	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316507	FCRE1173	05/23/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Building Master Policy with sufficient coverage is required.	Master Policy	Document provided is sufficient; HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316507	FCRE3978	05/23/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Verification of Timeshare monthly dues required.	Processor cert	Verification of timeshare dues provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316408	FCOM1262	05/16/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing No evidence of the disclosure being issued to the borrowers.	RTC from executed closing package	Right of Rescission is Provided; Right of Rescission is Provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316408	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to A.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316408	FCOM1232	05/16/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final XXXX is Missing Which is required to be executed by the borrower at closing.	XXXX from executed closing package	Document provided is sufficient; The Final XXXX is Present	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316408	FCRE6019	05/16/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing No evidence of an executed XXX Disclosure or form of ID.	XXX from executed closing package	Document provided is sufficient; Borrower X Citizenship Documentation Provided or Not Required	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316408	FCRE6914	05/16/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Missing the ID and also the XXX form is blank.	XXX from executed closing package	Borrower X Citizenship Documentation Provided or Not Required; Document provided is sufficient; Borrower X Citizenship Documentation Provided or Not Required	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316407	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316407	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316406	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316406	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316505	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316505	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320540	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320540	finding-2962	05/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320540	FCRE9814	05/30/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement	Trust	Trust Agreement Meets Guideline Requirements; Trust Agreement Meets Guideline Requirements; Received Executed Revocable Trust Agreement. Exception Resolved.	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304319544	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319544	finding-2962	05/23/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319544	FCRE3978	05/23/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing current XXX statement	This is the XXX Lease agreement that the borrower signed, this document shows the payment and term of the contract	Document provided is sufficient	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304317697	finding-3352	05/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317697	finding-2261	05/25/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317697	FCRE8999	05/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316405	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316405	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316404	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316404	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316541	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316541	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316540	finding-3352	05/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to A.		Compliant HPML	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316540	FCRE8999	05/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316775	FCOM8997	06/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316775	FCRE1173	06/09/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX Master Policy	HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316549	finding-3352	06/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316549	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322917	finding-3352	06/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322917	finding-2978	06/06/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322917	FCRE8999	06/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319705	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319705	finding-2623	05/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319705	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316937	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316937	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317183	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317183	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317200	finding-3352	05/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317200	finding-2261	05/21/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML compliant. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317200	FCRE8999	05/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316848	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316848	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319614	finding-3352	05/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319614	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316847	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316847	FCRE1254	05/22/2024	Credit	Title	Property Title Issue	Property Title Issue Title shows the City as XXX, Note, Deed & AVM shows city as XXX	Property report	Property Title Issue Resolved. Updated title provided with corrected address. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304317053	finding-3352	05/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317053	FCRE8999	05/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317052	finding-3352	05/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317052	FCRE1193	06/04/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Adding exception because Seller provided duplicate copy of the XXX after citing exception for missing most recent Award Letter. The Award Letter was requested because the seller's calculated SSI income $XXX per month cannot be reconciled utilizing the XXXX SSA-XXXX. Guidelines are silent and refer to FNMA Selling Guide. FNMA Selling Guide allows SSI to be grossed up, but only XX% of the income can be grossed up XX% if documentation to verify taxable income is not provided. Therefore, when utilizing the XXXX SSA-XXXX, which reflects a YTD of $XX,XXX.XX results in a monthly income of $X,XXX.XX, which is a $XXX.XX variance and is the cause of the excess DTI.	We used the XXXX as this is acceptable per FNMA and we uploaded the tax transcripts to show that the income was not taxable.	The XXXX XXXX was provided and therefore the income grossed up is XXX% due to Borrower's income below the minimum taxable level where taxes would be due. Supported by the transcrips showing taxes were not filed as a filing for this income level is not required. Document provided is sufficient.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304317052	FCRE1336	05/21/2024	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower X Award Letter Missing for XXXX to meet guideline guidelines.	We used the XXXX as this is acceptable per FNMA and we uploaded the tax transcripts to show that the income was not taxable.; XXXX SSi- $XXXXX shows on XXXX and was grossed up on XXXX	The XXXX XXXX was provided and therefore the income grossed up is XXX% due to Borrower's income below the minimum taxable level where taxes would be due. Supported by the transcrips showing taxes were not filed as a filing for this income level is not required. Document provided is sufficient.; Borrower X Award Letter Provided; The XXXX XXXX was provided and therefore the income grossed up is XXX% due to Borrower's income below the minimum taxable level where taxes would be due. Supported by the transcrips showing taxes were not filed as a filing for this income level is not required. Document provided is sufficient.; Borrower X Award Letter Provided; Please refer to DTI exception. Award Letter not required, but was requested because the calculated monthly SSI utilized for qualification could not be reconciled. Exception Remains.; The XXXX XXXX was provided and therefore the income grossed up is XXX% due to Borrower's income below the minimum taxable level where taxes would be due. Supported by the transcrips showing taxes were not filed as a filing for this income level is not required. Document provided is sufficient.; Borrower X Award Letter Provided; Please refer to DTI exception. Award Letter not required, but was requested because the calculated monthly SSI utilized for qualification could not be reconciled. Exception Remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316936	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316936	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317199	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317199	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317050	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317050	FCRE8999	05/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317049	finding-3352	05/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317049	finding-2962	05/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317049	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319924	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319924	FCRE1173	06/13/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy . Missing the Master Policy for the Condo project.	HOX Master Policy	Document provided is sufficient; HO-X Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304317182	finding-3352	05/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317182	FCRE8999	05/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317156	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317156	FCRE1328	05/29/2024	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower X WX/XXXX Missing . Lender's Guidelines require a current paystub and most recent WX required for wage earner. Missing XXXX WX or WVOE covering the most recent Xyr period for the borrower.	WXs and paystubs	Borrower X WX/XXXX Provided; Documents provided are sufficient; Borrower X WX/XXXX Provided	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321583	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321583	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319271	finding-3352	05/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319271	FCRE8999	05/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317181	finding-2978	06/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317181	finding-3352	06/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317181	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317197	finding-3352	05/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317197	FCOM1232	05/25/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final XXXX is Missing . Only XXXX in file is dated XX/XX/XXXX, loan closed XX/XX/XXXX.	final XXXX	Document provided is sufficient; The Final XXXX is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304317197	FCRE6019	05/25/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing . Borrower's citizenship was not documented in file; Patriot Act disclosure was not complete.	Patriot act form	Document provided is sufficient; Borrower X Citizenship Documentation Provided or Not Required	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304319758	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319758	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317196	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317196	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317291	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317291	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317606	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317606	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317690	finding-3352	05/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear XXX warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317690	FCRE8999	05/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319612	finding-3352	05/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319612	finding-2962	05/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319612	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319035	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319035	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321760	finding-2838	06/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321760	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321760	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319135	FCOM8997	05/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319135	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319219	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319219	FCRE8999	05/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319611	finding-3352	05/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319611	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319267	finding-3352	06/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319267	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320143	finding-2978	06/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320143	finding-3352	06/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320143	FCRE8999	06/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319541	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319541	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319540	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319540	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320262	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320262	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320142	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320142	finding-2962	05/22/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320142	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319608	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319608	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320141	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320141	FCRE8999	05/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320140	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320140	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319881	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319881	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319859	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319859	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321267	finding-3352	05/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321267	FCRE8999	05/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319858	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319858	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320137	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320137	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320135	finding-3352	05/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320135	FCRE8999	05/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321882	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321882	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320134	FCOM8997	05/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320134	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320210	finding-3352	05/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320210	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320132	finding-3352	05/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320132	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320209	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320209	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320129	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320129	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320128	FCOM8997	06/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320128	FCRE8999	06/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320127	finding-3352	05/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320127	FCRE8999	05/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321550	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321550	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320248	FCOM8997	05/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320248	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320122	FCOM8997	05/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320122	FCRE8999	05/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320261	finding-3352	06/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320261	finding-2623	06/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320261	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320120	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320120	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323359	FCOM8997	06/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323359	FCRE1193	06/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender only included HOA fee of $XXX.XX per month for borrower's second home. Lender failed to include monthly PITI payment of $X,XXX.XX with XXX.	This was omitted because the payment is made by XXX. Documentation provided to show this.	Audited DTI of XX.X% is less than or equal to Guideline DTI of XX%. Lender provided evidence that PITI payment made by third party. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304320119	finding-3352	05/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320119	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320118	finding-3352	05/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320118	FCRE8999	05/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320790	FCOM8997	06/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320790	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320116	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320116	finding-2962	06/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320116	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320114	finding-3352	05/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320114	FCRE8999	05/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320113	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320113	FCRE1440	06/03/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements . Need payment history for the Xst lien with XXX.	mortgage history for the Xst lien with XXX is attached.	Document provided is sufficient; Housing History Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304320224	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320224	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320112	finding-3352	05/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320112	finding-2978	05/24/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320112	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320112	FVAL3825	05/24/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection, Disaster #XXXX. Disaster declared XX/XX/XXXX with a exterior property condition report dated XX/XX/XXXX which is before the disaster. Please provide a Property Inspection report dated after XX/XX/XXXX. Property located in FEMA Declared Disaster Area with no subsequent Property Inspection, Disaster #XXXX. Disaster declared XX/XX/XXXX with a exterior property condition report dated XX/XX/XXXX which is before the disaster. Please provide a Property Inspection report dated after XX/XX/XXXX.	PDI/FEMA inspection	Document provided is sufficient; Document provided is sufficient	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304320111	FCOM8997	05/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320111	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320223	finding-3352	05/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320223	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320247	FCOM8997	06/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320247	FCRE8999	06/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320219	finding-3352	06/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320219	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320260	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320260	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327315	FCOM8997	06/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327315	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320318	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320318	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320340	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320340	FCRE8999	05/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322185	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322185	FCRE8999	05/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321511	FCOM1263	06/12/2024	Compliance	Missing Doc	Right of Rescission is Partially Provided	Right of Rescission is Partially Provided . Notice of Right to Cancel in file is illegible due to copy error. Please provide legible copy. Subject to additional conditions.	legible NORTC; Legible RTC Remedy	Legible NORTC provided; exception resolved; Right of Rescission is Provided; Right of Rescission is Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321511	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321511	FCOM1208	06/12/2024	Credit	Missing Doc	The Note is Incomplete	The Note is Incomplete . Note in file is illegible due to copy error. Please provide legible copy. Subject to additional conditions.	Note	Document provided is sufficient; The Note is Present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321511	FCOM1221	06/12/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete . Mortgage/Deed of Trust in file is illegible due to copy error. Please provide legible copy. Subject to additional conditions.	legible deed of trust	The Deed of Trust is Present and Complete; Received legible copy of the Deed of Trust. Exception Resolved.; The Deed of Trust is Present and Complete	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321204	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321204	FCRE3978	06/26/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	The Borrower had an inquiry from XXX, which resulting in new debt obligations that were added to the total DTI. However, no evidence in file of the current statement or credit supplement for this debt, to verify current balance owed and minimum monthly payment.	XXX; stmt	Additional verification provided for XXX account. Condition cleared.; Installment loan agreement to document terms of new XXX account provided, but documentation provided did not include documentation of terms of new account with XXX with balance of $XX,XXX and monthly payment of $XXX.XX. Condition remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304320789	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320789	FCRE8999	07/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320789	FPRO1136	07/09/2024	Credit	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis . Subject property appraisal completion certificate is missing from file.	Final Inspection	Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304320653	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320653	FCOM1220	06/26/2024	Credit	Closing	The Deed of Trust is Missing	The Deed of Trust is Missing The Deed of Trust is Missing	Mortgage	The Deed of Trust is Present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304320535	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320535	FCRE8999	05/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321266	finding-3352	05/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321266	FCRE8999	05/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304324921	FCOM8997	05/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304324921	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320621	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320621	finding-2623	06/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320621	FCRE1173	06/17/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	Master Policy Certificate	HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304322199	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322199	FCRE8999	06/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321549	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321549	finding-2962	06/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321549	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321203	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321203	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321969	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321969	finding-2962	06/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321969	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320652	finding-3352	05/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320652	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320651	finding-3352	05/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320651	finding-2962	05/20/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320651	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321571	finding-3352	05/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321571	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320788	finding-3352	06/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320788	FCRE8999	06/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321510	finding-3352	05/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321510	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321475	FCOM8997	05/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321475	FCRE8999	05/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322840	finding-3352	06/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322840	FCRE8999	06/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320787	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320787	FCRE8999	05/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333767	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333767	FCRE8999	06/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320786	finding-3352	05/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320786	finding-2261	05/24/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320786	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320808	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320808	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321509	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321509	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321200	FCOM8997	05/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321200	FCRE8999	05/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322979	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322979	finding-2623	06/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322979	FCRE1158	06/02/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided . Missing proof of annual premium policy amount on Hazard Insurance policy.	HOI	Hazard Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321265	finding-3352	05/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321265	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321264	FCOM8997	05/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321264	FCRE8999	05/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304329540	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304329540	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322164	finding-3352	05/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322164	finding-2261	05/31/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322164	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322369	finding-3352	05/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322369	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321474	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321474	FCRE8999	05/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321569	FCOM8997	05/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321569	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321472	FCOM8997	06/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321472	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321508	FCOM8997	06/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321508	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321548	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321548	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321582	finding-3352	05/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321582	FCRE1764	05/28/2024	Credit	Missing Doc	Missing Verification of Mortgage	Missing evidence that XX/XX/XXXX XXX payment was paid on time. Mortgage statement provided reflects payment as past due.	Borrower always makes his payment between XXth and XXst due to how he receives his income. Enclosed is the XXX statement along with documentation that the XXX payment was made on X/XX, XXX statement is not out yet	Document provided is sufficient	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321582	FCRE2840	05/28/2024	Credit	Debt	Subordinate lien does not meet guideline requirements	Missing second mortgage subordination agreement $XX,XXX.XX	There is no second, the $XXXXX is a balloon payment due on X/XX/XXXX per the credit report	Explanation sufficient.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304322791	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322791	finding-2261	06/03/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322791	FCRE8999	06/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321566	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321566	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321565	finding-3352	05/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321565	finding-2962	05/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321565	FCRE8999	05/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322368	finding-3352	06/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322368	FCRE8999	06/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321581	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321581	finding-2978	06/14/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321581	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321580	FCOM8997	06/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321580	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321759	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321759	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325094	FCOM8997	05/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325094	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321579	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321579	FCRE3978	05/29/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	File is missing a copy of a separate maintenance agreement, a copy of a XXX decree, court order or equivalent document confirming the amount of child support the borrower is obligated to pay.	XXX decree	Received XXX decree confirming the monthly child support the borrower is obligated to pay is $XXX.XX per month, which was included in total DTI. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	05/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321862	finding-3352	05/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321862	FCRE1193	05/24/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The XXX account #XXXX was excluded from the total DTI calculation, with no supporting documentation to support exclusion.	Omission documents	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Document provided is sufficient	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321881	FCOM1262	06/05/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing . There's no evidence of the ROR for the borrower in the loan file.	Notice of Right to Cancel	Right of Rescission is Provided; NORTC provided; Exception resolved	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321881	FCOM1869	06/05/2024	Compliance	Closing	Closing Disclosure is Not Executed	The closing disclosure is not executed.	Final Executed CD	Signed CD provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/05/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304321881	finding-3352	06/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321881	FCOM1232	06/04/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final XXXX is Missing . Final XXXX is missing from loan file.	Final XXXX	Document provided is sufficient; The Final XXXX is Present	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304322162	FCOM8997	05/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322162	FCRE8999	05/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322183	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322183	finding-2962	07/08/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322183	FCRE8999	07/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327497	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327497	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321964	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321964	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322113	finding-3352	05/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322113	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322198	FCOM8997	06/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322198	FCRE8999	06/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322366	FCOM8997	06/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322366	FCRE8999	06/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322364	finding-3352	06/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322364	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322197	finding-3352	06/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322197	FCRE8999	06/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322262	finding-3352	05/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Compensating factors	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322262	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX% Compensating factors	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322306	FCOM8997	05/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322306	FCRE8999	05/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325178	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325178	FCRE3978	06/13/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Please provide document to support omission of XXX XX-day account #XXX with balance of $XXX. Per guidelines, cannot use cash back to cover XX-day accounts; must include in the total debt calculation in full or document actual monthly payment and in full amounts. DTI Max XX% and DTI subject to recalculation upon receipt.	FNMA allows the use of funds received at closing. Is this an XXX overlay? Please advise. This is what the AUS findings say: The balances of the following XX-day accounts listed on the loan application were included in the amount of reserves required to be verified. However, on transactions where reserves are not required to be verified, the XX-day account amount required to be verified will be reduced by any cash-out that the borrower will receive through the transaction. If the funds needed to payoff the account are not available due to the borrower paying off the XX-day account prior to loan closing, the lender must provide documentation that the account was paid in full, and omit the account from the online loan application in order for the balance to be excluded from the amount of reserves required to be verified. If the funds are not available and the account has not yet been paid off prior to closing, the lender must document that the borrower has

sufficient assets from eligible sources to payoff the account.	Cash back to borrower of $XX,XXX to cover XX day account balance of $XX,XXX. Exception is non-material and downgraded to a level X/B.; Guidelines clearly state cash back cannot be used for XX day accounts. Exception remains.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304322360	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322360	FCRE1193	06/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX%. Audit Social Security income is $X,XXX.XX per month as per Fannie Mae guidelines only allows XX% of the income to be grossed up by XX% without documentation to confirm income is non taxable. No tax return found in file.	Tax transcripts	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Evidence provided that SSI is non-taxable. Income re-calculated and condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304322790	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322790	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322357	FCOM8997	05/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322357	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322356	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322356	finding-2261	06/14/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322356	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322355	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322355	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322354	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322354	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323234	finding-3352	06/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323234	FCRE8999	06/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323413	FCOM8997	06/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323413	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322789	finding-3352	05/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322789	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322348	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322348	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322346	FCOM8997	06/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322346	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322344	finding-3352	05/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322344	FCRE8999	05/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322343	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322343	finding-2962	05/29/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322343	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322543	finding-3352	05/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322543	finding-2261	05/31/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322543	FCRE8611	05/30/2024	Credit	Income/Employment	Income/Employment General	Provide clear copy of Retirement income. XXXX-R form is illegible.	XXXX	Legible copy of XXXX-R provided to support retirement income. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304322542	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322542	FCRE8999	06/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322540	finding-3352	05/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322540	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322560	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322560	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322559	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322559	finding-2502	05/30/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322559	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325569	FCOM8997	06/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325569	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327569	FCOM8997	06/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327569	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322913	finding-3352	06/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322913	finding-2962	06/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322913	FCRE8999	06/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323538	FCOM8997	06/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323538	FCRE8999	06/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334675	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334675	finding-2962	06/14/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334675	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322912	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322912	FCRE1173	06/13/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX Master cert	Document provided is sufficient; HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304322911	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322911	finding-2261	06/13/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322911	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323404	finding-3352	05/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323404	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322907	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322907	finding-2261	06/07/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322907	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322978	finding-3352	06/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322978	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323241	finding-3352	05/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323241	finding-2962	05/31/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323241	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323065	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A,	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323065	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330941	FCOM8997	06/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330941	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322977	FCOM8997	06/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322977	FCRE1204	06/03/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts. Undisclosed property XXX.	XXX is not owned by our borrower (XXX) per county records and fluidpro reports	All Fraud Report Alerts have been cleared or None Exist; Document provided is sufficient; All Fraud Report Alerts have been cleared or None Exist	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304323148	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323148	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323062	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323062	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323145	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323145	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323292	finding-3352	06/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323292	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323225	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323225	FCRE8999	06/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332452	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332452	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327973	FCOM8997	06/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327973	FCRE1437	06/14/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines . Missing XXX Award letter or documentation to support XXX Income of $X,XXX.XX.	XXX Benefit statement	Document provided is sufficient; Income and Employment Meet Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304327973	FPRO1242	06/17/2024	Credit	Missing Doc	Appraisal is Missing	XXX in file did not meet guideline requirement with X.XX FSD, XX% Confidence score. No other valuation product was included in loan file.	The information that was reviewed was the RENTAL confidence. The housing info is: XX FSD, XX% Confidence. Please review top left of AVM.	Information sufficient. Exception resolved.; Appraisal is Present or is Waived;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304323517	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323517	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323291	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323291	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323702	FCOM8997	06/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323702	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323356	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. -

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323356	FCRE7551	07/17/2024	Credit	Missing Doc	Missing XXX Decree	Missing XXX Decree to verify child support payment of XXX monthly included in DTI by Lender.	XXX decree	XXX Decree provided with current support order of $X,XXX > $XXX used by Lender; re-calculated DTI meets guidelines. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. -

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304326183	finding-3352	06/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326183	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323354	finding-3352	05/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323354	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323402	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323402	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323352	FCOM8997	06/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323352	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323753	finding-3352	06/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323753	FCRE8999	06/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323365	finding-3352	06/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323365	FCRE8999	06/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323691	FCOM8997	06/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323691	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323400	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323400	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330940	finding-2261	06/20/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330940	finding-3352	06/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330940	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323427	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323427	FCRE1173	05/31/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Subject property is a condominium butmissing Condo Master Policy.	Master Policy	HO-X Master Insurance Policy is fully present; HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304323427	FPRO1500	05/31/2024	Credit	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing Per guidelines condominiums are required to be Fannie Warrantable, no evidence in file to verify warrantability.	Warranty letter	HOA Questionnaire Provided; HOA Questionnaire Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304325177	FCOM8997	06/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325177	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323426	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323426	finding-2502	06/07/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323426	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323425	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323425	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323536	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323536	FCRE8999	06/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323735	finding-3352	06/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323735	FCRE8999	06/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326203	FCOM8997	06/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326203	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323701	finding-3352	07/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323701	finding-2502	07/01/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323701	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325176	finding-3352	06/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325176	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304324864	finding-3352	06/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304324864	finding-2962	06/08/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304324864	FCRE8999	06/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323750	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323750	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325134	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325134	FCRE8999	06/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323748	finding-3352	05/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323748	finding-47	05/31/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. The ROR end date is X/XX/XXXX which is X business days after consummation dated X/XX/XXXX, however, the disbursement date, X/XX/XXXX is prior to ROR end date. Therefore, disbursement cannot be prior to X/XX/XXXX.	amended CD w/ LOE to borrower refunding per diem interest charged in error due to incorrect disbursement date, check request to accounting department for refund amount, updated NORTC w/ LOE explaining reopened rescission period, fedex labels for proof of shipment. - will provide copy of check as soon as it is made available from accounting; We received confirmation that this file disbursed early in error. Are we able to re-open rescission to clear condition? If so, does this require borrower signature?	new ROR provided; Exception resolved; new ROR provided; Exception resolved; Per guidance from outside counsel, we will be able to close the rescission period given the appropriate documents are provided: letter of explanation to the consumer, corrected Closing Disclosure, corrected NORTC forms, and tracking/delivery information.

X)    To cutoff civil liability, the creditor would need to send the consumer a letter explaining the error, if the TILA disclosure was inaccurate the creditor would need to provide a refund to assure the person will not be required to pay an amount in excess of the charge actually disclosed, since this is a rescindable transaction the creditor should provide another copy of the now accurate TILA disclosure, and proof of receipt by the consumer.
(X)    To close rescission, the creditor should send: (X) an accurate Right-to-Cancel Form using the correct H-X or H-X (as applicable) showing the date consummation actually took place but having rescission expire three business days after receipt by the consumer; (X) a copy of an accurate TILA Disclosure (CD); Sent XXX or other shipping service with tracking of the date received. Rescission will close three business days after receipt by the consumer.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304323748	finding-2261	05/31/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323748	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323747	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323747	finding-2962	06/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323747	FCRE8728	06/13/2024	Credit	Missing Doc	Missing Payment History	File is missing verification that XX/XX/XXXX payment for mortgage securing property XXX was made. Account statement with XXX dated XX/XX/XXXX reflects XX/XX/XXXX payment was past due.	Mortgage statemen reflecting the XXX payment made	Verification provided that XX/XX/XXXX payments were made at XXX. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304323747	FCRE6737	06/13/2024	Credit	Missing Doc	Missing Letter of Explanation (Income)	Missing XXXX Tax Extension for business returns	Tax extension XXXX	Document provided is sufficient	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304326329	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326329	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323778	FCOM8997	06/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323778	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330254	finding-2838	06/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330254	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330254	FCRE8999	06/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325067	finding-3352	06/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325067	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304324919	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304324919	FCRE3978	06/24/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing supporting documentation to verify liability for XXX #XXX with balance of $XX,XXX and monthly payment of $XXX as disclosed on final XXXX.	XXX statement	Credit supplement provided documenting account balance and payment. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304325093	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325093	FCRE8999	06/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325063	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325063	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325062	FCOM8997	05/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325062	FCRE8999	05/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325174	FCOM8997	05/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325174	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327314	finding-3352	06/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327314	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325173	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. -	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325173	FCRE1254	06/18/2024	Credit	Title	Property Title Issue	Property Title Issue The Title in file reflects subject property City as XXX but the Note, Mortgage, Appraisal & Final CD shows XXX.	Updated property report reflecting city name as XXX	Property Title Issue Resolved. Updated title report provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. -	Resolved	06/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304325173	FCRE1159	06/18/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	Documentation of HOI effective X.XX.XX to X.XX.XX	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. -	Resolved	06/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304325173	FCRE7495	06/18/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	The final loan application reflects a XXX debt with a monthly payment of $XXX which is not reflected on the credit report and no statement in file supporting the XXX or monthly payment. Further, the credit report reflects the borrower is obligated to a Timeshare payable to XXX for $XXX per month, but documentation in file indicates the lender added $XX.XX maintenances and taxes to the borrower’s debt for this Timeshare, but no supporting documentation in file. Further, the credit report in file reflects a zero balance for a revolving debt with XXX #XXXX, but final loan application and DTI indicate a monthly payment of $XX.XX was included and loan file missing supporting documentation for this debt as well.	Condition regarding the XXX debt, the payment is $XXX.XX. You entered $XXX which is the payment amount of the debt right above it. I have attached the XXX credit card statement for XXXX; I also attached the document showing the maintenance and taxes fee; Attached XXX #XXXX statement showing the payment of XX.XX that is reflected on the final XXXX	Account statements provided to verify all debts and balances. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. -	Resolved	06/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304327464	FCOM8997	06/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327464	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327580	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327580	FCRE1173	06/17/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Condo Master Insurance is not in file.	Master Policy Certificate	HO-X Master Insurance Policy is fully present; HO-X Master Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304327580	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333657	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333657	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325169	FCOM8997	05/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325169	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325184	finding-3352	06/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325184	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325183	FCOM8997	06/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325183	FCRE8999	06/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325566	FCOM8997	06/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325566	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325844	finding-3352	05/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304325844	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326201	FCOM8997	06/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326201	FCRE8999	06/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326176	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326176	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326200	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326200	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326199	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326199	FCRE1173	06/14/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX Master Policy	Document provided is sufficient; HO-X Master Insurance Policy is fully present	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304333616	finding-3352	06/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333616	FCRE8999	06/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326328	finding-3352	06/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326328	finding-2962	06/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326328	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326299	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326299	FCRE3978	06/07/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing verification of timeshare maintenance dues for XXX.	Client exception granted for missing verification supported by the compensating factor of XX% DTI < XX% max. Exception downgraded to a level X/B.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304326405	FCOM8997	06/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326405	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326298	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326298	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327313	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327313	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328828	finding-3352	06/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328828	finding-2261	06/11/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328828	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326295	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326295	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326293	FCOM8997	06/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326293	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326292	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326292	finding-2978	06/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326292	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326291	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326291	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326290	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326290	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326288	finding-3352	06/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326288	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326286	FCOM8997	05/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326286	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327971	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327971	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327801	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327801	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327311	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327311	FCRE8999	06/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326283	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326283	FCRE8999	06/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326282	finding-3352	06/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326282	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327310	finding-3352	06/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327310	FCRE8999	06/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326280	finding-3352	06/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326280	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326277	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326277	finding-2962	06/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326277	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326404	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326404	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326276	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326276	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326403	finding-3352	07/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326403	FCRE8999	07/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327555	FCOM8997	06/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327555	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326275	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326275	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326402	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326402	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326419	finding-3352	06/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326419	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326417	FCOM8997	06/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326417	FCRE8999	06/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327307	FCOM8997	06/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327307	FCRE8999	06/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327579	FCOM8997	07/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327579	FCRE1193	07/05/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender grossed up full amount of SSI for both borrowers. Per Fannie Mae guidelines, verification that SSI is non-taxable is required to gross up full amount.	XXXX transcripts	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Evidence provided that SSI was not taxable to support gross up used by Lender. DTI within guidelines. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304327578	FCOM8997	05/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327578	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330939	FCOM8997	06/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330939	FCRE8999	06/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327326	FCOM8997	06/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327326	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327325	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327325	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327304	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327304	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327793	FCOM8997	06/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327793	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327302	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327302	FCRE8999	06/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330672	FCOM8997	06/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330672	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334674	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334674	FCRE8999	06/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327546	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327546	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330699	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330699	FCRE6019	06/20/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing -Borrower is a XXX and guidelines require evidence of XXX	XXX card	Borrower X Citizenship Documentation Provided or Not Required; Borrower X Citizenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304332451	FCOM8997	06/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332451	FCRE9995	07/09/2024	Credit	Assets	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $XXXXX.XX.	Audited Reserves of $ are equal to or greater than AUS Required Reserves of $X. No reserves required. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304332451	FCRE3653	06/14/2024	Credit	Missing Doc	Missing letter of explanation	Verification of housing history/rent free letter for primary residence is missing from loan file.	LOX Rent free	Document provided is sufficient	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304327970	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327970	FCRE1173	06/21/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOI	Document provided is sufficient; HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304327458	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327458	finding-2623	06/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327458	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327791	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327791	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327545	FCOM8997	06/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327545	FCRE8999	06/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304329536	finding-3352	06/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304329536	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304329535	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304329535	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327577	finding-3352	06/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327577	FCRE9814	06/04/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement	Trust agreement	Document provided is sufficient; Trust Agreement Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304335591	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335591	FCRE8999	07/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327567	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327567	FCRE1173	06/14/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX Master Policy	Document provided is sufficient; HO-X Master Insurance Policy is fully present	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304328885	FCOM8997	06/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328885	FCRE8999	06/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333655	finding-3352	06/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333655	FCRE8999	06/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327622	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327622	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304331975	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304331975	FCRE1193	07/08/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Audit total income of $X,XXX.XX per month and audit total debts of $X,XXX.XX per month match Lender calculations. However, Lender's XXXX reflects DTI of XX.XXX% whereas total debts of $X,XXX.XX / total income of $X,XXX.XX = XX.XX%.	The only debts that should be counted are the Xst and Xnd mtg along with the taxes and insurance. All other debts were paid at closing. Our calculated DTI of XX.XXX% is correct with total debts being $XXXX.XX	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. XXXX did not reflect rental income for subject Xnd unit, supported by tax return in file. DTI recalculated and meets guidelines. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304327698	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327698	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327940	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327940	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327619	finding-3352	06/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327619	FCRE1204	06/05/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Borrower owns another property, XXX, which was not disclosed on the final XXX.	Borrower is a XXX and the XXX is a XXX. XXX owns the property at XXX	Document provided is sufficient; All Fraud Report Alerts have been cleared or None Exist	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304330118	FCOM8997	07/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330118	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327696	FCOM8997	07/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327696	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304329534	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304329534	FCRE8999	06/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327788	FCOM8997	06/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327788	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327937	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327937	FCRE8999	06/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327936	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% DTI meets guidelines

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% LTV meets guidelines

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Credit Score meets guidelines

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327936	FCRE1195	06/20/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% . Current mortgage statement and Credit Report show senior lien balance in the amount of $XXX,XXX.XX, but Lender utilized senior lien balance of $XXX,XXX.	Credit Report Supplement	Audited CLTV of XX% is less than or equal to Guideline CLTV of XX%; Document provided is sufficient; Audited CLTV of XX% is less than or equal to Guideline CLTV of XX%; Audited CLTV of XX% is less than or equal to Guideline CLTV of XX%	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% DTI meets guidelines

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% LTV meets guidelines

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Credit Score meets guidelines

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304327936	FCRE1196	06/20/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% . Current mortgage statement and Credit Report show senior lien balance in the amount of $XXX,XXX.XX, but Lender utilized senior lien balance of $XXX,XXX.	Credit Supplement	Document provided is sufficient; Audited HLTV of XX% is less than or equal to Guideline HCLTV of XX%	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% DTI meets guidelines

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% LTV meets guidelines

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Credit Score meets guidelines

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335691	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335691	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327786	finding-3352	06/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327786	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328884	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328884	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327785	finding-3352	06/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327785	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328883	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328883	FCRE8999	06/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327783	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327783	finding-2502	06/14/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327783	FCRE8999	06/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330848	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330848	finding-2962	06/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330848	FCRE8999	06/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333095	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333095	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327799	FCOM8997	06/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327799	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327969	finding-2838	06/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
								While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327969	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327969	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327935	FCOM8997	06/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327935	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330292	FCOM8997	06/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330292	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327967	FCOM8997	06/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327967	FCRE9814	06/04/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement	trust agreement	Document provided is sufficient; Trust Agreement Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304327967	FCRE5116	06/05/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Need explanation/documentation for second home. Mortgage statement in file does not match the XXXX.	I have provided the Homeowners insurance, tax bill, and the HOA dues.; mortgage statement with credit report for second home listed on XXX	Documents provided are sufficient.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; The credit report reflects a payment of $X,XXX.XX for the XXX property. The statement shows $X,XXX.XX which is interest only and includes $XX.XX for escrow. The XXXX reflects $X,XXX.XX for the payment and $XXX.XX for taxes, insurance and HOA. Please provide the tax bill, Hazard policy and any HOA statement for this property. Exception remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304327934	FCOM8997	06/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327934	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330144	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330144	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327931	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327931	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327950	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327950	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328882	finding-3352	06/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328882	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327966	finding-3352	06/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327966	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327965	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327965	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330143	FCOM8997	06/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330143	FCRE3978	06/10/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	File is missing verification of balance and payment for new debt acquired by Borrower: XXX.	Provided e-signed contract for XXX, contract provides payment and balance	Installment contract provided to verify repayment terms. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304328758	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328758	FCRE7497	07/08/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of HOA for XXX	HOA dues for XXX	Verification of HOA dues provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304328826	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. -	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328826	FCRE7497	06/17/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Evidence of taxes and insurance are required for each property. Missing evidence of taxes for investment property XXX.	documentation of tax and insurance for property at XXX	Verification of taxes and insurance provided for XXX. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. -	Resolved	06/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304328825	FCOM8997	06/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328825	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328823	FCOM8997	06/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328823	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328840	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328822	FCOM8997	06/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328822	FCRE8999	06/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328839	finding-3430	06/27/2024	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXX.XX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XX.XXX%. The APR threshold to qualify for a safe harbor is XX.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328839	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328880	finding-3352	06/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328880	finding-2261	06/05/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328880	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330252	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330252	FCRE8999	06/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328900	FCOM8997	06/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328900	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330251	finding-3352	06/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330251	FCRE8999	06/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333624	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333624	finding-2962	07/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333624	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304329530	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304329530	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304329529	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304329529	FCRE1173	06/24/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HXX	HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%	Resolved	06/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304329529	FPRO0951	06/24/2024	Credit	Missing Doc	Condo Approval Missing	Condo Approval Missing	condo approval	Condo approval provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XXX%	Resolved	06/24/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304330847	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330847	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330116	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330116	FCRE8999	06/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330142	finding-3352	06/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330142	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330115	finding-2838	07/07/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330115	finding-3352	07/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330115	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334648	FCOM8997	06/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334648	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330227	FCOM8997	07/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330227	FCRE1254	07/16/2024	Credit	Title	Property Title Issue	Property Title Issue Per guidelines All judgements, non-medical collections, charge-offs, and tax liens must be paid at or prior to close. Missing evidence of tax lien for XXX in the amount of $XXX.XX has been paid or paid at closing.	title provided a property report and then a supplement to the title report showing that the lien that was against XXX has been removed due to her being XXX. I have attached the XXX certificate along with the property report supplement	Property Title Issue Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304330227	FVAL9739	07/16/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Per Lender's guidelines PCI dated X/XX/XXXX exceeds guidelines document age maximum of X month.	PCI	Property/Appraisal Meets Guidelines. Property condition report provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335383	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335383	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330249	FCOM8997	06/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330249	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330698	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330698	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304331974	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304331974	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335323	FCOM8997	07/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335323	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330141	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330141	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330140	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330140	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330139	finding-3352	06/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330139	FCRE8999	06/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330138	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330138	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330291	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330291	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330290	finding-3352	06/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330290	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330247	finding-3352	06/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330247	FCRE1173	06/24/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Could not locate the Master policy insurance in the loan file.	Master policy	HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304330245	FCOM8997	06/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330245	FCRE1350	06/11/2024	Credit	Missing Doc	Borrower 2 Personal Tax Returns Missing	Borrower X Personal Tax Returns Missing . File is missing XXXX and XXXX XXXXs for co-borrower. File only contains page X for each year and Lender's Schedule C income worksheet. Full tax returns for both years required.	XXXX and XXXX Full XXXX Tax returns	Documents provided are sufficient; Borrower X Personal Tax Returns Provided or Not Applicable (Number of Borrowers equals X)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304330671	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330671	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330867	FCOM8997	06/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330867	FCRE8999	06/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330309	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330309	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330845	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330845	FCRE1173	06/27/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	Master cert	HO-X Master Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304330308	finding-2838	06/19/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330308	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330308	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330670	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330670	finding-2962	06/13/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330670	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332412	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332412	finding-2623	06/14/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332412	FCRE1193	06/16/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender did not include student loan payment in DTI and no documentation in file to support the omission of this debt. Audit included X% of loan balance of $XX,XXX per Fannie Mae guidelines.	Omission doc	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Evidence provided that student loan was forgiven with $X balance. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304334764	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334764	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330668	FCOM8997	06/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330668	FCRE8999	06/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335421	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335421	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337648	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337648	FCRE1305	06/20/2024	Credit	Income/Employment	Income 2 Income Trend is Decreasing	Income X Income Trend is Decreasing A review of the loan indicates that the borrower's bonus income that was used in the loan qualification has decreased XX% since the XXXX bonus and XX% since the XXXX bonus. The borrowers bonuses are based on the company's performance and the individual performance which based on the information has decreased since XXXX. Accordingly, this income source in not a stable source of income to use in the loan qualification based on consideration/review of the FNMA Seller's Guide.	bonus income lox from company	Income X Income Trend is Resolved. LOX regarding bonus plan provided. Lender qualified borrower based on lower XXXX bonus amount as permitted by Fannie Mae guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304337648	FCRE1440	06/20/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The senior lien for this property is held/serviced by XXX as account #XXXX. The credit report reflects a date of last activity of XX/XXXX. Additionally, the mortgage statement provided in the loan file reflects the loan is due for XX/XX/XXXX. Documentation was not located in the loan file to verify the existing XXX was current at time of closing.	verif XXX payment XXX	Housing History Meets Guideline Requirements. Evidence provided that XX/XX/XXXX payment was made and mortgage was current at time of closing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304337648	FCRE1193	06/20/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Upon review of the loan file, the Underwriter did not utilize the bonus income that was used in the loan qualification by the Lender as it was declining in nature and had decreased more than XX% since XXXX bonus data and more than XX% since XXXX bonus payout. The documentation provided indicates that the bonus' receive by the borrower are tied to company and individual production which reflected they were decreasing in number as well. Accordingly, the bonus income is not a stable source of qualifying income.	lox bonus plan	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. LOX regarding bonus plan provided. Lender qualified borrower based on lower XXXX bonus amount as permitted by Fannie Mae guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304330764	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330764	finding-2623	06/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330764	FCRE8999	06/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330763	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330763	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330843	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330843	FCRE6636	07/10/2024	Credit	Missing Doc	Missing Income - Award Letter	Missing Retirement supporting documentation. The borrower was qualified with income from social security and income from other retirement. The file includes a social security award letter, but no documentation of the other retirement income.	Pension income is the other form of income other than the social security income	Verification of retirement provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304333622	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333622	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333621	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333621	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330938	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330938	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330841	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330841	finding-2962	07/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330841	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330937	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330937	FCRE8999	06/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330839	finding-3352	07/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330839	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330838	FCOM8997	06/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330838	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333578	FCOM8997	06/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333578	FCRE8999	06/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330835	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330835	FCRE8999	06/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332370	finding-3352	07/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332370	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333620	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333620	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330857	finding-3352	06/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330857	finding-2502	06/26/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330857	FCRE8999	06/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335420	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335420	FCRE8999	07/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330831	FCOM8997	06/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330831	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304331972	finding-3352	06/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304331972	FCRE1437	06/12/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Employment was not properly verified. WVOE and VVOE reflect start date of XX/XX/XXXX and X months length of employment, but earnings for XXXX and XXXX are reported. Final XXXX reflects start date of XX/XX/XXXX.	XXX was purchased on XX/XX/XXXX by XXX but the XXX name was kept	Income and Employment Meet Guidelines. Employment properly verified and supported by X years income verification. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304331972	FCRE3978	06/10/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	File is missing account statement for XXX #XXXX to support qualifying balance of $X,XXX.XX and qualifying monthly payment of $XX.XX.	XXX allows some charges to be paid like a regular card ($XXXX.XX) and some are paid the next month (XXX.XX). If you add both balances you get XXXX.XX and adding both payments you get XXX.XX	XXX account statement provided to document balance and payment. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304330830	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330830	FCRE8999	06/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330936	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304330936	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333615	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333615	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304331971	finding-3352	06/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304331971	FCRE8999	06/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334673	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334673	FCRE1193	07/07/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender excluded X student loan accounts with XXX with no payments listed on credit report with balances of $XX,XXX, $XX,XXX and $XX,XXX. Lender failed to document payment amount or obtained documentation to support exclusion. DTI calculated utilizing X% of balance per Fannie Mae Guidelines resulting in DTI violation.	VERIF XXX LOANS TRANSFERRED TO XXX	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Documentation provided to support exclusion of these debts. DTI meets guidelines. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304333654	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333654	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333094	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333094	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332369	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332369	FCRE8999	06/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333093	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333093	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354657	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354657	FCRE7495	06/27/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing proof of monthly payment of $XXX.XX shown on Final XXXX for XXX (XXX) with a balance of $XXXXXX. The amount is less than the X% allowed by FannieMae for student loans without payment amounts on credit report.	stmnt	Verification of monthly payment amount provided. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304332446	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332446	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332443	FCOM8997	06/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332443	FCRE9814	07/01/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement . Trust documentation is missing from the loan file.	Trust agreement	Trust Agreement Meets Guideline Requirements; Missing Trust Agreement; Received Trust Agreement, which meets FNMA Requirements. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304332441	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332441	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333736	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333736	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332440	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332440	FCRE1173	07/09/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy at review	HOX Master Policy	HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304333577	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333577	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332438	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332438	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333072	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333072	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333091	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333091	FCRE9814	06/18/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement	Trust agreement	Trust Agreement Meets Guideline Requirements; Received Trust Cert and Trust Agreement both executed and notarized, trust is revocable, both borrower's are trustees of the trust and vesting matches the Mortgage. The trust includes all required verbiage for obtaining a mortgage loan and transferring a property under said trust. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304333090	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333090	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336529	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336529	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333089	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333089	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332512	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332512	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334187	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334187	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333088	finding-3352	06/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333088	FCRE8999	06/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333613	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333613	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332677	FCOM1262	07/03/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing . Borrower's Right of Rescission is missing. Only Right of Rescission in file is executed by non-borrowing XXX.	Attached RTC for BX	Right to cancel for BX provided; exception resolved; Right of Rescission is Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304332677	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333087	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333087	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333574	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333574	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333085	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333085	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333573	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333573	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333734	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333734	FCRE1193	06/28/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender excluded revolving account with XXX with balance of $X,XXX and monthly payment of $XX. No documentation in file to support the omission of this debt.	Omission docs; Omission docs	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Evidence provided that account was paid with $X balance. DTI meets guidelines. Condition cleared.; Lender provided XX months bank statements from non-borrowing party to support omission of mortgage with XXX of $X,XXX/mo on borrowers' credit report. However, this debt was omitted from DTI calculation. DTI exceeds XX% maximum due to revolving account with XXX with balance of $X,XXX and monthly payment of $XX not included by Lender. Bank statements provided do not confirm non-borrowing party was paying this revolving account. Condition remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304337249	finding-3352	06/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337249	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333568	FCOM8997	06/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333568	FCRE8999	06/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333567	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333567	FCRE1165	06/27/2024	Credit	Missing Doc	Flood Insurance Policy Partially Provided	Flood Insurance Policy Partially Provided Certificate of Project Elibility for Condominiums reflects the project has the required hazard and flood liability coverage. No Master Flood Policy in File.	Flood Insurance Policy is fully present; Flood Insurance Policy is fully present; Flood Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304333567	FCRE1174	06/27/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Partial	HO-X Master Insurance Policy Partially Provided Certificate of Project Elibility for Condominiums reflects the project has the required hazard and flood liability coverage. No Master Insurance Policy in File.
Master cert	HO-X Master Insurance Policy is fully present; HO-X Master Insurance Policy is fully present; HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304333567	FCOM1221	06/28/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Missing page XX of the Mortgage, which is the signature page for the Borrower	Attached page XX (signature page) of security instrument	The Deed of Trust is Present and Complete	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304333565	FCOM8997	07/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333565	FCRE8999	07/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333733	finding-3352	06/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333733	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333638	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333638	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333653	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333653	finding-47	06/28/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. Documentation required to clear exception.  The funding date is before the third business day following consummation, documentation of actual Disbursement date required.
Attached includes: Check request package (XXX), Copy of interest refund check, LOE for RTC, Revised/re-opened RTC, & XXX label for RTC.	Cure package provided; Exception resolved; Cure package provided; Exception resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304333653	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333931	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333931	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333732	FCOM8997	06/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333732	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333731	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333731	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333730	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333730	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334672	finding-3352	07/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334672	FCRE8728	07/01/2024	Credit	Missing Doc	Missing Payment History	Missing current mortgage statement on subject property with first lien balance and monthly payment amounts. Account statement in file shows next due XX/XX/XXXX and no evidence that first lien was current at time of closing.	mortgage statement with payment history	Updated account statement provided to confirm mortgage was UTD. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304339868	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339868	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333729	FCOM8997	06/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333729	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333929	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333929	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333764	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333764	FCRE8999	06/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335588	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335588	FCRE1328	07/16/2024	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower X WX/XXXX Missing.	W-X	Borrower X WX/XXXX Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304334735	FCOM8997	06/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334735	FCOM1220	06/19/2024	Credit	Closing	The Deed of Trust is Missing	The Deed of Trust is Missing	mortgage deed of trust	The Deed of Trust is Present. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304333928	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333928	FCRE8999	06/23/2024	Credit	Data	No Credit Findings	No credit findings that effect the loan. Do not agree with out Underwriter came up with borrower income The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333927	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML loan with established escrows and met appraisal requirements.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333927	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333926	FCOM8997	06/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333926	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334153	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334153	FCRE1437	06/18/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines . Business verification document provided is not time stamped. Unable to determine if verification was done within XX calendar days of Note required by guidelines.	third party verification of business; Timestamp for the business verification is at the top of the page, also attached is the policy that states the verification needs to be XXX days from the note date	Income and Employment Meet Guidelines. Updated third party verification of self-employment provided. Condition cleared.; XXX search dated XX/XX/XXXX provided; however, XXX Guide to XXX Income and Asset Documentation requirements state Verification of existence of business required within XX calendar days of close by third party XXX, regulatory agency, applicable licensing bureau, or verifying phone listing and address for business. Condition remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304354061	finding-3352	07/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354061	FCRE1440	07/03/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements . Guidelines require no more than XxXX past XX months. Mortgage payment history was not verified in file.	Mortgage payment history with XXX	Housing History Meets Guideline Requirements. XX month pay history provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304354061	FCRE5116	07/03/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. . File only contains Xst mortgage statement dated XX/XX/XXXX but missing full payment history. Also, missing verification of second mortgage pay history with HUD or evidence that no payment was required.	Uploaded the XX month payment history for XXX Xst lien mortgage on the other condition. The second "Partial Claim Lien" thru HUD does not have a monthly payment, this loan is only due at maturity of the mortgage, sale of the property, payoff of the mortgage, and termination of FHA insurance. I have attached email from HUD	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing. XX month pay history provided; HUD loan was no payment, single pay. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304334151	FCOM8997	06/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334151	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334186	finding-3352	06/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334186	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335766	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.
HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335766	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334647	finding-3352	06/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334647	FCRE8999	06/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334184	finding-3352	07/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334184	finding-2978	07/07/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant per lender guidelines, therefore downgraded to A. This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334184	FCRE8999	07/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334938	finding-3352	07/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334938	finding-2502	07/01/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334938	FCRE1173	07/02/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX project master policy	HO-X Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304334662	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334662	finding-2261	06/18/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334662	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334646	FCOM8997	06/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334646	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334742	finding-3352	06/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334742	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334732	FCOM8997	06/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334732	FCRE8999	06/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334763	FCOM8997	06/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334763	FCRE8999	06/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334731	finding-3352	06/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334731	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334762	finding-3352	06/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334762	finding-2978	06/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334762	FCRE8999	06/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334778	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334778	FCRE8999	06/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	06/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334895	FCOM8997	07/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334895	FCRE1319	07/02/2024	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Borrower X Personal Tax Returns Missing File is missing current tax returns or transcripts to verify non-taxable income,	XXXX and XXXX Tax returns	Borrower X Personal Tax Returns Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304334895	FCRE1193	07/02/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender did not add XXX #XXX with balance of $XX,XXX and monthly payment of $XXX to debts; no documentation in file to support the omission of this debt.	Omisision docs. Payments made by non borrowing borrower on: XX/XX/XXXX: $XXX.XX; XX/XX/XXXX: $XXX.XX; XX/XX/XXXX: $XXX.XX; XX/XX/XXXX $XXX.XX; XX/XX/XXXX: $XXX.XX; XX/XX/XXXX: $XXX.XX; XX/XX/XXXX $XXX.XX; XX/XX/XXXX; $XXX.XX; XX/XX/XXXX $XXX.XX; XX/XX/XXXX $XXX.XX; XX/XX/XXXX $XXX.XX; XX/XX/XXXX $XXX.XX	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Evidence provided that debt paid by other party. DTI within guidelines. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304334849	FCOM8997	06/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334849	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335765	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335412	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335412	FCRE1193	07/11/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender grossed up SSI income without supporting documents. Audit calculated monthly income as $X,XXX.XX rather than $X,XXX.XX used by Lender.	Tax transcripts	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Transcripts provided to support SSI non-taxable. DTI meets guidelines. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335321	finding-3352	06/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335321	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334936	FCOM8997	06/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Within guidelines, okay to proceed

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334936	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Within guidelines, okay to proceed

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335012	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335012	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335058	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335058	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335011	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335011	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335236	finding-3352	06/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335236	finding-2261	06/20/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded exception to A. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335236	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335368	finding-2962	07/19/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335368	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335368	FCRE3978	07/17/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Current mortgage statement shows Deferred Principal in the amount of $XX,XXX.XX; also, statement has a bankruptcy message. Current mortgage was not on the original credit report but was obtained thru a credit supplement. Unable to locate documentation regarding the deferred principal and or possible bankruptcy.	Provided is the bankruptcy discharge documents, and the loan modification documents	BK discharge provided for BK > XX years and first lien loan mod provided confirming deferred loan balance. Loan guidelines met. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304335057	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335057	FCRE1437	06/18/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines . Missing income documentation for Borrower's XXX Compensation of $XXXX.XX monthly per XXXX. Subject to re-calculation of DTI.	Verification of benefits for XXX Compensation of $XXXX	Income and Employment Meet Guidelines. XXX benefit letter provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335084	FCOM8997	07/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335084	FCRE6737	07/09/2024	Credit	Missing Doc	Missing Letter of Explanation (Income)	Final XXXX reflects prior employment with XXX, XXX. A XXXX W-X from the XXX was located in the loan file with no letter of explanation for income derived from a source not indicated on the XXXX.	LOX for employment at XXX in XXX	Explanation provided. X+ years of income and employment documented. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304335084	FCRE1964	07/09/2024	Credit	Missing Doc	Missing income documentation	Guidelines require recent paystub and W-X forms/transcripts covering the most recent two year period. No XXXX W-X or any XXXX income documentation could be located in the loan file.	XXXX w-X and XXXX W-X and last X check stubs	Complete income verification provided including paystubs and X years WXs. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304337081	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337081	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335056	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335056	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335088	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335088	finding-2962	07/08/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335088	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335001	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335001	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334996	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334996	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334995	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334995	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334994	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334994	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334993	finding-3352	07/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334993	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335260	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335260	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334991	FCOM8997	06/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334991	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335367	FCOM8997	06/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335367	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335235	finding-3352	06/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335235	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335081	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335081	FCRE8999	06/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335689	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335689	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336500	finding-3352	07/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336500	FCRE3653	07/01/2024	Credit	Missing Doc	Missing letter of explanation	Mortgages or Notes payables in less than one year were omitted from a Partnership Lender Income calculations, Lender to provide supporting evidence.	we have a ledger on file showing a breakdown of the debts from the Sched L. We also have account statements from the debts listed on the ledger verifying they are revolving credit accounts to show they are recurring.	Documentation provided to support omission of debts payable in less than X year. Lender's income calculation supported. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304335079	FCOM3533	06/20/2024	Compliance	TRID	Higher-Priced Mortgage Loan Full Appraisal Not Provided (12 CFR 1026.35(c)(3))	Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is AVM.	Exception triggered in error, Loan passes QM, full appraisal not required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335079	FCOM8997	06/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335079	FCRE6019	06/18/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing . Missing ID or completed Patriot Act disclosure.	PATRIOT ACT FORM with at least X forms of id and one of them having a photo	Borrower X Citizenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304335078	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335078	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337080	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337080	FCRE8999	07/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335259	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335259	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335234	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335234	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337663	finding-3352	06/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337663	FCRE8999	06/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335507	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335507	FCRE1437	06/18/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines . Missing income documentation for Borrower's XXX Compensation of $X,XXX monthly per XXXX. Subject to re-calculation of DTI.	This is not required for XXX disability benefits.; XXX Compensation of $XXXX	Income and Employment Meet Guidelines; Received FNMA Screen shot of XXX Disability Benefits stating the verification of expected income to continue for a minimum of X years from the date of the application is not required for XXX Retirement or long-term disability benefits. Exception Resolved.; Certificate of loan eligibility provided, but a letter or distribution form from the XXX to document XXX benefits as required by Fannie Mae Selling guide was not provided. Although the borrower's monthly compensation of $X,XXX is listed, the form does not contain verification required including X years continuance. Condition remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335233	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335233	finding-2962	07/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335233	FCRE1173	07/02/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing Condo master policy at time of review	HOX Master Policy	HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304335419	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335419	FCRE8999	06/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335366	finding-3352	06/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Credit score meet guidelines Credit score meet guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% DTI below guidelines requirements DTI below guidelines requirements

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% LTV within guidelines LTV within guidelines

											Borrower has stable job time - Borrower has XX.X years on job. employment history meets guidelines employment history meets guidelines	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335366	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Credit score meet guidelines Credit score meet guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% DTI below guidelines requirements DTI below guidelines requirements

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% LTV within guidelines LTV within guidelines

											Borrower has stable job time - Borrower has XX.X years on job. employment history meets guidelines employment history meets guidelines	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335586	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335586	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335399	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335399	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336913	finding-3352	07/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336913	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335506	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335506	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335398	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335398	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352009	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352009	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335397	FCOM8997	06/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335397	FCRE8999	06/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335315	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335315	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351257	FCOM1604	07/17/2024	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § XXXX.XX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Lease payment with less than XX payments not included in the borrower's origination debt to income ratio. The lease payment with Volvo of $XXX monthly should not have been treated like an installment debt. Including this lease payment in the borrowers' ratio's cause the debt to income to exceed the guideline maximum of XX%.	verif volvo debt paid out of business	Evidence provided that account paid by business. DTI meets guidelines. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/17/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304351257	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351257	FCRE1193	07/17/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.X% exceeds Guideline DTI of XX% It appears that a debt was not included in the borrower's debt to income ratio that should have been considered in the borrowers' ratios. The debt that was not included is the XXX lease payment for $XXX monthly and a balance of $X,XXX. Lease payment with < XX payments not able to be excluded. and should be included in the DTI.	verif volvo paid out of business	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Evidence provided that account paid by business. DTI meets guidelines. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304351257	FCRE6019	07/18/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing	Patriot Act form BX	Borrower X Citizenship Documentation Provided or Not Required	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304351257	FCRE6914	07/18/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing	Patriot Act BX	Borrower X Citizenship Documentation Provided or Not Required	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304335382	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335382	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354467	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354467	FCRE1193	07/03/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender failed to include XXX account with balance of $XX,XXX and payment of $XXX. The file included no documentation to support the omission of this debt.	Omission docs; Omission docs	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Evidence provided that debt was paid prior to close. DTI meets guidelines. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335396	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335396	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335411	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335411	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335409	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335409	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339866	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339866	FCRE1173	07/16/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	Master Policy	HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304335418	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335418	FCRE1173	06/27/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy . Master insurance policy not in file.	Master Cert	HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304335747	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335747	finding-2623	06/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335747	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335504	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335504	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351612	FCOM8997	07/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351612	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336969	finding-3352	07/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336969	finding-2962	07/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336969	FCRE8999	07/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354058	finding-3430	07/25/2024	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXX.XX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XX.XXX%. The APR threshold to qualify for a safe harbor is XX.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354058	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335585	finding-3352	06/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335585	FCRE8999	06/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335525	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335525	finding-2261	07/10/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335525	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352008	finding-3352	06/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352008	FCRE8999	06/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336490	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336490	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335763	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335763	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337079	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337079	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335687	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335687	finding-2623	06/19/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

								While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335687	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335686	FCOM1265	07/01/2024	Compliance	Right to Rescind	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form . Notice of Right to Cancel was not executed by borrower's XXX who was a vested owner on title to property.	XXX was not vested. The security instrument includes the XXX status as required by the state. But XXX is not a XXX or community property state. XXX did not sign mortgage or any other documents. Borrower is only active party on loan.	XXX is not a spousal or community property state; Exception resolved; Non-Borrower Title Holder Received Right of Rescission Form	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335686	FCOM6722	06/29/2024	Compliance	Closing	Mortgage not properly executed	Deed of Trust was not executed by borrower's XXX who was a vested owner on title to property.	Attached QCD that was executed at closing.; XXX was not vested. The security instrument includes the XXX status as required by the state. But XXX is not a XXX or community property state. XXX did not sign mortgage or any other documents. Borrower is only active party on loan.	Document provided is sufficient. Exception resolved.; Title Report reflects non-borrowing XXX as vested owner: XXX, as tenants by the entireties, with the right of survivorship. Condition remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304335686	FCOM1869	07/01/2024	Compliance	Closing	Closing Disclosure is Not Executed	Final CD was not executed by borrower's XXX who was a vested owner on title to property.	XXX was not vested. The security instrument includes the marital status as required by the state. But XXX is not a spousal or community property state. XXX did not sign mortgage or any other documents. Borrower is only active party on loan.	But XXX is not a spousal or community property state.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/01/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304335686	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335686	FCRE3978	06/29/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	File is missing current statement for new account with XXX #XXX to verify current balance and monthly payment.	XXX statement	Received current XXX statement reflecting a $XX per month payment. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304336498	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336498	FCRE8999	06/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337203	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337203	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336897	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336897	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336489	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336489	finding-2962	06/19/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336489	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336877	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336877	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336527	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336527	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336526	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336526	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336487	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336487	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337021	FCOM8997	07/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337021	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336497	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336497	finding-2261	06/21/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336497	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336911	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336911	FCRE8999	06/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336825	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336825	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352129	finding-3352	07/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352129	FCRE1173	07/02/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX master policy	HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304336823	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336823	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336909	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336909	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336860	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336860	finding-2261	07/10/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336860	FCRE1173	07/09/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy on file	HOX Master Policy	HO-X Master Insurance Policy is fully present; Missing HO-X Master Insurance Policy	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304336896	finding-3352	07/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336896	FCRE1193	07/01/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . DTI discrepancy due to Underwriter not including excluding disputed XXX Acct # XXX. There is no documentation to support borrower is not responsible and FNMA guidelines state if loan is manually underwritten the liability would need to be included.	credit supplement showing XXX deleted	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Evidence provided that disputed account was deleted from borrowers' credit profile. DTI meets guidelines. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304337116	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337116	FCRE1173	06/27/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing HO-X Master Insurance Policy	Master Cert	HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304337116	FCRE1204	06/28/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts . Borrower's SSN was not verified per Fraud Alert.	The borrowers SSN was verified by the credit report provided in the file	All Fraud Report Alerts have been cleared or None Exist; All Fraud Report Alerts have been cleared or None Exist	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304352006	finding-3352	07/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352006	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337209	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337209	FCRE8999	06/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337018	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337018	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336967	finding-2978	07/08/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336967	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304336967	FCRE1328	07/05/2024	Credit	Missing Doc	Borrower 1 W2/1099 Missing	Borrower X WX/XXXX Missing. Missing the completed XXXX and XXXX WX's. XXXX and XXXX WX forms were provided but they are totally blank. Need completed WX's forms.	WX's for XXXX and XXXX	Borrower X WX/XXXX Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304337016	finding-2838	06/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337016	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337016	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337015	finding-2838	06/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337015	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337015	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337075	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337075	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337284	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337284	finding-2261	06/28/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337284	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337072	finding-2838	06/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337072	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337072	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337071	FCOM8997	06/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337071	FCRE8999	06/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337192	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337192	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337069	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337069	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337282	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337282	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337191	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337191	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352483	FCOM8997	07/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352483	FCRE8999	07/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354057	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354057	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337115	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337115	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337114	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337114	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354020	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354020	FCRE8999	07/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337208	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337208	finding-2978	06/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337208	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337188	finding-3430	06/28/2024	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXX.XX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XX.XXX%. The APR threshold to qualify for a safe harbor is X.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction. HPML compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337188	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337207	finding-3352	07/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337207	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352497	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352497	FCRE7551	07/09/2024	Credit	Missing Doc	Missing XXX Decree	Per title report a XXX was recently listed on X/XX/XXXX; however, no XXX decree was noted in the file.	XXX decree	XXX decree provided. No obligations due by borrower per XXX. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304337281	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337281	finding-2978	06/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan passed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337281	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337303	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337303	FCRE1159	07/12/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Only hazard insurance policy documentation in file is due to endorsement on policy of adding Xnd lien. No other existing policy (prior to disbursement date) is found in loan file.	HOI current XX to XX	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided. Evidence of continuous coverage provided prior to note date. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304337303	FCRE7495	07/12/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Credit report and final XXXX show an outstanding mortgage, not associated with subject property (per title work in file), but no other disclosed property was found on final XXXX. Added mortgage debt into qualifying as was shown by lender.
Mortgage on credit report (HTS- Loan servicing) is a timeshare and not a mortgage on the subject property of another residential property	Credit supplement provided confirming debt is timeshare loan and verification of maintenance dues. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304337474	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337474	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337280	finding-3352	06/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337280	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337279	finding-3352	07/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337279	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337278	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337278	FCRE8999	07/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352365	FCOM8997	07/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352365	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337300	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337300	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. Need documentation for the XXX auto loan listed on the XXX. The liability does not show on the credit report.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353747	finding-3352	06/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353747	finding-2962	06/26/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353747	FCRE8999	06/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337298	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337298	FCRE8999	07/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337296	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337296	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337586	FCOM8997	07/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337586	FCRE8999	07/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337293	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337293	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337291	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337291	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337290	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337290	FCRE8999	07/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337288	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337288	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337288	FPRO1136	07/06/2024	Credit	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis Completion Report (XXX) did not come with the file .File only has a letter of explanation from Borrower stating that the required repairs have been completed.	final inspection XXXXD	Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable. Satisfactory comp cert provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304337473	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337473	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337385	FCOM8997	07/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337385	FCRE1440	07/09/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements . Missing evidence of mortgage paid current thru X/X/XXXX provide evidence X/X/XXXX payment.	Credit supplement shows last payment made was X/XX/XX and next payment due is X/X	Housing History Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304338538	FCOM8997	07/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304338538	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339469	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339469	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337381	finding-3430	06/27/2024	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXX.XX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XX.XXX%. The APR threshold to qualify for a safe harbor is XX.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337381	finding-2261	06/27/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337381	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337659	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337659	FCRE8999	06/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337379	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337379	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304338537	finding-3352	07/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304338537	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337471	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337471	FCRE1193	07/10/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Several of the student loans (XXX) are in deferment and excluded by Lender. No payment listed on the credit report and no documents in the file from student loan servicers. Per FNMA selling guidelines require calculation utilizing X% of outstanding balance. Audit included X% of outstanding balance in DTI resulting in violation.	student loan documents	Letter showing the Student Loans are deferred and are waiting for ruling to be dismissed uploaded. Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304337601	FCOM8997	07/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337601	FCRE8999	07/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337470	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337470	finding-2962	07/08/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337470	FCRE8999	07/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352001	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352001	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352000	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352000	FCRE8999	06/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337596	FCOM8997	07/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337596	FCRE8999	07/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337656	finding-3352	07/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337656	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337655	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337655	finding-2962	07/08/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304337655	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339466	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339466	finding-2962	07/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339466	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304338536	finding-3352	07/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304338536	finding-2261	07/03/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304338536	FCRE3978	07/03/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing supporting evidence for Installment loan payment and balance with debtor called XXX disclosed on the Final XXXX.	New loan contract, no statement has been generated. This contract shows all terms and conditions.	New installment loan contract provided to verify terms. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304338534	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304338534	finding-2623	07/09/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

								While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304338534	FCRE1173	07/05/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing HO-X master insurance policy	HOX master policy	HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304351997	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351997	FCRE8999	07/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304338533	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304338533	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339862	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339862	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354003	FCOM8997	06/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354003	FCRE8999	06/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339861	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339861	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339463	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339463	finding-2962	07/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339463	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339477	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339477	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339476	finding-3352	06/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339476	FCRE8999	06/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339859	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339859	FCRE8999	07/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339858	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339858	FCRE1173	07/12/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing HO-X insurance policy	HOX Master Policy	HO-X Master Insurance Policy is fully present	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304339858	FCRE3978	07/15/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Final XXXX reflects a new installment loan with XXX with balance of $XX,XXX and monthly payment of $XXX which was not documented in file. Final XXXX also reflects new revolving accounts with XXX with balances of $X,XXX and $X,XXX with monthly payments of $XXX each which were documented in file. In addition, Lender excluded auto lease with XXX with balance of $X,XXX and monthly payment of $XXX and installment loan with XXX with balance of $X,XXX and monthly payment of $XXX reflected on credit report with no documentation in file to support exclusion of these debts.	Provided XXX credit supplement showing balance and monthly payment; On the XXX the account number is the same on both accounts, attached is the credit supplement showing that the XXX account was refinanced from account number XXX to XXX. Provided credit supplement showing XXX account is paid off	Verification of all debts provided. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304339857	finding-3352	07/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304339857	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351993	finding-3352	06/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351993	FCRE8999	06/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351992	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351992	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351990	finding-3352	07/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351990	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351987	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351987	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351985	finding-2623	06/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351985	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351985	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351982	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351982	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351981	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351981	FCRE8999	06/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351976	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351976	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351256	FCOM8997	07/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351256	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351973	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351973	FCRE8999	07/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351970	finding-3352	07/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351970	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351969	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351969	FCRE3978	07/02/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	File is missing verification of new account with XXX with balance of $XX,XXX and monthly payment of $XXX.XX.	Proceed Financial contract showing starting balance, term, and monthly payment	Received the consumer loan agreement, reflecting the XXX of $XX,XXX and XXX monthly payments of $XXX.XX starting X/XX/XXXX. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304351968	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351968	finding-2623	07/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351968	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351966	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351966	finding-2623	07/16/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351966	FCRE1173	07/15/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Missing master condo insurance hazard policy.	Master Policy	HO-X Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304355057	FCOM8997	07/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355057	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351965	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351965	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351964	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351964	FCRE8999	06/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351867	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351867	FCRE1319	06/28/2024	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Borrower X Personal Tax Returns Missing . XXX fully grossed up XX%, but no tax returns in file to verify the taxable amount.	transcripts	Borrower X Personal Tax Returns Provided; Borrower X Personal Tax Returns Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304351867	FCRE1193	06/28/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . The lender grossed the borrower monthly SSI benefits at a XX%. However, no tax returns were provided to verify taxable income. As per FNMA Selling Guide, only XX% of the monthly income can be grossed up XX%, unless verified the taxable amount.	transcripts	Audited DTI of XX.X% is less than or equal to Guideline DTI of XX%. Tax transcripts provided to confirm social security income is not taxed. Borrower's income recalculated and DTI meets guidelines. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304351961	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351961	FCRE8999	07/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351960	finding-3352	06/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351960	FCRE8999	06/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358569	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358569	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351959	FCOM8997	06/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351959	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354054	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354054	FCRE1173	07/12/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy on file	HOX Master Policy	HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304354053	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354053	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356126	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356126	FCRE7009	07/10/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required . Subject property is attached PUD and need HOA building coverage/policy.	HOX Mater Policy	Hazard Insurance coverage meets guideline requirement	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304354052	finding-2838	07/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354052	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354052	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356289	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356289	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354048	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354048	FCRE1193	07/09/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . XXX #XXXX was not added to liabilities by Lender and no documentation to support omission. When added DTI exceeds guidelines.	XXX was paid through another closing.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Documentation provided that debt was paid prior to close. DTI meets guidelines. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304354047	FCOM8997	06/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354047	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354046	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354046	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352074	finding-3352	07/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352074	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354045	FCOM8997	06/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354045	FCRE8999	06/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354042	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354042	finding-773	07/12/2024	Compliance	Points & Fees	IL Cook County Threshold Loan Points and Fees Test	This loan failed the threshold loan points and fees test.
 (XXX)
The total points and fees of the mortgage exceed X% of the total loan amount in the case that the loan amount is $XX,XXX or greater, or $XXX in the case that the loan amount is less than $XX,XXX. Cure required $X.XX; Cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery & reopen rescission.
Fees included in testing:
Flood Cert $XX.XX
MERS $XX.XX
Third Party Underwriting $X.XX
Discount Points $XXX.XX
Title - Recording services $X.XX
Title Technology $XX.XX
Title Coordination fee $XXX
Title Courier/Messenger $XX
Title - Disbursement $XX.XX
Verification of Employment $XX.XX	Attached cure package includes check request, amended CD w/ LOX, XXX label, and a copy of the cure check that was shipped to the borrower with the provided label.	PCCD and cure package provided; Exception resolved; PCCD and cure package provided; Exception resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304354042	FCRE7551	07/12/2024	Credit	Missing Doc	Missing XXX Decree	BX attests to a Child Support payment on the Final XXXX. No legal, written documentation to validate the monthly obligation was located in the file, as FNMA Guidelines require (Section BX-X-X, Monthly Debt Oblications).	XXX verification	Document provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304354041	finding-3888	06/28/2024	Compliance	ComplianceEase	Qualified Mortgage APR Threshold Test	This loan failed the qualified mortgage APR threshold test. (XX CFR §XXXX.XX(e)(X)(vi))A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to ($XXX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than ($XXX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than ($XXX,XXX.XX) but greater than or equal to ($XX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to ($XX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than ($XX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.	Please advise what is needed to clear condition. Loan is Non-QM due to APR threshold and full appraisal is available in the file as required.	Loan confirmed originated as Non QM - exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	06/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304354041	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354041	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354139	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354139	FCRE8999	07/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354038	FCOM8997	07/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354038	FCRE8999	07/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353860	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353860	FCRE3978	07/09/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Borrower's paystub shows garnishment for Child Support in the amount of $XX.XX weekly; lender hit borrower with a monthly payment of $XXX ***($XX.XX x XX / XX = $XXX.XX). Per guidelines a copy of the XXX decree, separation agreement, court order or equivalent documentation is needed to confirm the amount of obligation to be paid. Unable to locate documentation confirming Child Support payment.	XXX order	Child support order provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304354036	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354036	FCRE7551	06/26/2024	Credit	Missing Doc	Missing XXX Decree	Missing copy of XXX Decree to document child support payment of $X,XXX per month.	XXX decree showing $XXXX in child support ordered by court	XXX decree provided documenting child support of $X,XXX per month. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304351610	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351610	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354035	finding-3352	07/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354035	finding-2623	07/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354035	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354033	FCOM8997	06/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354033	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351255	FCOM8997	06/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351255	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352243	finding-3352	07/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352243	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358521	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358521	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351666	finding-3352	07/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351666	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352482	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352482	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352364	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352364	FCRE1335	07/10/2024	Credit	Missing Doc	Borrower 1 IRS Transcripts Missing	Borrower X IRS Transcripts Missing Missing Tax Transcripts to support verified SSI income per AUS. If unable to provide lower calculated total income of $X,XXX.XX would increase DTI to XX.XX% and a new AUS would need to be provided	transcripts	Document provided is sufficient. Exception resolved.; Borrower X IRS Transcripts Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304352364	FCRE1365	07/10/2024	Credit	Missing Doc	Borrower 2 IRS Transcripts Missing	Borrower X IRS Transcripts Missing Missing Tax Transcripts to support verified SSI income per AUS. If unable to provide lower calculated total income of $X,XXX.XX would increase DTI to XX.XX% and a new AUS would need to be provided.	transcripts	Document provided is sufficient. Exception resolved.; Borrower X IRS Transcripts Provided or Not Applicable (Number of Borrowers equals X)	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304354029	FCOM8997	07/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354029	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354876	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354876	FCRE8999	07/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354019	FCOM8997	07/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354019	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351251	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351251	FCRE6019	07/08/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing XXX Form is missing in the loan file or the actual ID for the borrower.	Attached XXX ID	Borrower X Citizenship Documentation Provided or Not Required	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304351769	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351769	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352496	FCOM8997	07/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352496	FCRE1964	07/15/2024	Credit	Missing Doc	Missing income documentation	Borrower receives XXX in the amount of $X,XXX.XX. File is missing verification of this income. Per guidelines documentation needed is a letter from the organization providing the income, borrower must provide a Xyr history of providing XXX; if borrower has less than a Xyr history of providing XXX; borrower need a minimum of XX-month history and income cannot represent more than XX% of total gross income.
Provided verification of XXX thru XXX and XX months bank statements	Documentation provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304351250	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351250	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352586	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352586	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353761	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353761	FCRE8999	07/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351609	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351609	finding-2261	07/12/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351609	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352072	finding-3352	06/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352072	finding-2623	06/27/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352072	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352308	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352308	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352307	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352307	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352071	finding-3352	06/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352071	FCRE8999	06/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351664	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351664	finding-2962	07/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351664	FCRE8999	07/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351788	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351788	FCRE1254	06/30/2024	Credit	Title	Property Title Issue	Property Title Issue . Title & AVM show property address as XXX and Note and Mortgage show property address as XXX.	Please see attached Title property report w/ corrected property address.	Property Title Issue Resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304351662	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351662	FCRE8999	06/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351768	finding-3352	07/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304351768	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354001	FCOM8997	07/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354001	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354212	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354212	FCRE8999	07/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352242	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352242	finding-2502	07/10/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352242	FCRE1173	07/09/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Master Insurance Policy is required. Missing from the loan file.	HOX Master Policy	HO-X Master Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304354138	FCOM8997	07/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354138	FCRE8999	07/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353941	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353941	finding-2962	07/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353941	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352069	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352069	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352068	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352068	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352067	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352067	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352066	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352066	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352124	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352124	finding-2962	07/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352124	FCRE1173	07/16/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy . Missing Master Insurance Policy for the Homeowner's Association.	Master policy	HO-X Master Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304352065	FCOM8997	07/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352065	FCRE1158	07/02/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Hazard Insurance Policy is not signed by the Insurance Agent. Required per Fannie Mae guidelines.	HOI verification	Hazard Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304355839	FCOM8997	07/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355839	FCRE6737	07/12/2024	Credit	Missing Doc	Missing Letter of Explanation (Income)	WVOE provided shows that borrower started employment with XXX and XXX at the same time. Base on documents provided it appears that the companies may have merge or was taken over as information provided such as income and position are the same. Unable to locate a LOE explaining borrower's employment history.	Processor cert attached	Letter explaining the company terminated a contract and a new employer took over the contract has been uploaded. Document provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304352362	FCOM8997	07/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352362	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352494	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352494	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352360	FCOM8997	07/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352360	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352359	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352359	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352301	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352301	finding-2261	07/02/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352301	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352585	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352585	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358748	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358748	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352478	finding-3352	07/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352478	FCRE8999	07/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354018	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354018	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354137	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354137	FCRE8999	07/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352584	FCOM8997	07/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352584	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352582	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352582	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352581	finding-3352	07/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304352581	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353611	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353611	FCRE8999	07/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353745	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353745	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358455	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358455	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355085	FCOM8997	07/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355085	FCRE8999	07/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355084	FCOM8997	07/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355084	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353996	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304353996	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354466	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354466	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354210	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354210	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354016	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354016	FCRE1193	07/01/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . DTI exceeds the max limit because the Lender did not include auto payment with XXX with balance of $XX,XXX and monthly payment of $XXX. The file did not include documentation to support the omission of this debt.	Omission docs	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. XX months bank statements provided to confirm debt paid by non-borrowing party. DTI within guidelines. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304354014	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354014	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354133	FCOM8997	07/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354133	FCRE8999	07/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354874	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354874	FCRE8999	07/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358747	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358747	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357727	FCOM8997	07/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357727	FCRE8999	07/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354203	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354203	finding-2962	07/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354203	FCRE8999	07/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354202	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354202	FCRE8999	07/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354201	finding-3352	07/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354201	finding-2962	07/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354201	FCRE8999	07/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354200	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354200	finding-2962	07/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354200	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358619	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358619	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354198	finding-3352	07/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354198	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355926	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355926	finding-2502	07/09/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355926	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354192	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354192	FCRE8999	07/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354465	FCOM8997	07/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354465	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354464	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354464	FCRE8999	07/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356125	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356125	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354873	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354873	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355130	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355130	FCRE3978	07/12/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing verification of new installment loan with XXX with balance of $XX,XXX.XX and monthly payment of $XXX.XX used to qualify loan.	Verification of new debt with XXX for $XXX	Verification of debt provided. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304354580	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354580	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354655	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354655	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354654	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354654	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354579	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354579	FCRE8999	07/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354578	finding-3352	07/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354578	FCRE8999	06/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357628	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357628	FCRE8999	07/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355055	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355055	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356080	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356080	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356262	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356262	finding-2962	07/16/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356262	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354653	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354653	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354652	finding-2838	06/30/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354652	finding-3352	06/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354652	FCRE8999	07/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354869	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354869	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356285	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356285	FCRE8999	07/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355924	finding-3352	07/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355924	FCRE8999	07/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355104	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355104	FCRE1204	07/06/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Fraud Report Shows Uncleared SAM Alerts for Jr Underwriter, XXX. No evidence of a SAM search report found in file.	SAM. gov	All Fraud Report Alerts have been cleared or None Exist	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304355921	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355921	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355102	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355102	finding-2978	07/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355102	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355919	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355919	FCRE8999	07/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356123	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356123	finding-2502	07/15/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356123	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355917	finding-3352	07/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304355917	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357069	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357069	finding-2261	07/15/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357069	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356079	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356079	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356103	FCOM8997	07/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356103	FCRE8999	07/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356261	FCOM8997	07/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356261	FCRE8999	07/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356077	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356077	FCRE8999	07/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356122	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356122	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358459	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358459	FCRE8999	07/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356121	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356121	FCRE8999	07/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356260	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356260	FCRE8999	07/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356588	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356588	FCRE8999	07/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356587	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356587	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356586	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356586	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356584	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356584	finding-2502	07/10/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356584	FCRE8999	07/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356977	finding-3352	07/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304356977	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359404	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359404	finding-2962	07/16/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359404	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357063	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357063	FCRE8999	07/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358544	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358544	finding-2261	07/18/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358544	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357626	finding-3352	07/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357626	FCRE8999	07/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357377	FCOM6472	07/18/2024	Compliance	Missing Doc	Missing Note data	Title & Appraisal show Unit XX, Note, Deed and Final CD does not show unit number. Appraisal shows borrowers' last name as XXX but all other documents show last name as XXX	Please see attached Note, Mortgage, & Final CD. Please be advised that the corrected documentation was received prior to the original collateral documents being shipped to the warehouse bank so all original collateral & recording documents are correct with the unit number included.	Updated collateral package provided with unit number included. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304357377	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357377	finding-2962	07/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357377	FCRE1173	07/18/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX master policy	HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304357377	FPRO0951	07/19/2024	Credit	Missing Doc	Condo Approval Missing	Condo Approval Missing	Condo approval letter	; ;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/19/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304357155	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357155	FCRE8999	07/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357724	FCOM8997	07/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357724	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357376	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357376	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357375	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357375	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357722	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357722	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357371	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357371	FCRE1360	07/16/2024	Credit	Missing Doc	Borrower 2 Paystubs Missing	Borrower X Paystubs Missing . Co-Borrower is employed by borrowing XXX's catering business. File only contains paystubs for Borrower, but no paystubs for co-borrower.	BX paystubs	Borrower X Paystubs Provided or Not Applicable (Number of Borrowers equals X)	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304357625	FCOM8997	07/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357625	FCRE6019	07/17/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing . Missing Borrower's identification or completed Patriot Act Form for identification.	Please find attached completed XXX Form	Borrower X Citizenship Documentation Provided or Not Required	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304357580	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357580	finding-2623	07/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357580	FCRE1173	07/12/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOX master policy	HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304357720	finding-3352	07/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357720	FCRE8999	07/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358092	finding-3352	07/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358092	FCRE8999	07/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357719	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357719	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358090	FCOM8997	07/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358090	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358534	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358534	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358089	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358089	finding-2962	07/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358089	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358086	FCOM8997	07/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358086	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358744	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358744	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358077	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358077	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358076	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358076	FCRE7495	07/17/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing verification of child support payment of $XXX.XX listed on final loan application.	Child support is paid by a garnishment every week of $XXX.XX	Verification of XXX amount provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	07/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304358289	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358289	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358313	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358313	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358741	FCOM8997	07/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358741	FCRE8999	07/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358520	FCOM1264	07/17/2024	Compliance	Right to Rescind	Right of Rescission is Not Executed	Right of Rescission is Not Executed No copies of Right of Rescission are executed. All are cut off at the bottom.	Attached legal sized executed NORTCs from closing	executed RTC provided; Exception resolved; Right of Rescission is Executed	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304358520	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358520	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358329	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358329	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358632	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358632	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358408	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358408	finding-2962	07/15/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358408	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358442	FCOM8997	07/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358442	FCRE8999	07/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358450	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358450	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358447	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358447	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358952	FCOM8997	07/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358952	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358543	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358543	finding-2978	07/12/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358543	FCRE8999	07/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358950	finding-3352	07/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358950	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358736	FCOM8997	07/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358736	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358734	FCOM8997	07/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358734	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358628	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358628	FCRE8999	07/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358733	FCOM8997	07/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358733	FCRE8999	07/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358729	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358729	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358728	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358728	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359243	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359243	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358722	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358722	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359135	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359135	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359133	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359133	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359132	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359132	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363417	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363417	finding-2962	07/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304363417	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359411	FCOM8997	07/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359411	FCRE8999	07/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359498	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359498	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359574	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359574	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359522	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359522	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359570	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359570	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359567	FCOM8997	07/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359567	FCRE8999	07/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359825	finding-3352	07/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304359825	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361661	FCOM8997	07/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304361661	FCRE3978	07/18/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Lender has XXX #XXX to be paid off with an outstanding balance of $XX,XXX, unable to locate Credit Supplement and or updated statement showing outstanding balance as Credit Report and Equifax Alert does not show an outstanding balance.	Credit card statement	Account statement provided reflects balance as $XX,XXX confirming amount paid on Final CD. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXXXX	304315199	FCOM8997	05/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	304315199	FCRE8999	05/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322521	FCOM8997	06/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322521	FCRE3978	06/20/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Credit Report, Title & Appraisal shows property have solar panels; appraiser noted leased solar panels. No copy of solar panel lease agreement in file.	Please see attached lease statement.	Document provided is sufficient	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315701	FCOM8997	07/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315701	FCRE6019	07/01/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing	Borrower is a XXX as confirmed by the XXX report. No evidence exists to suggest otherwise. Please clear	Borrower X Citizenship Documentation Provided or Not Required	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315701	FVAL9739	07/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report required by XXX.	Can you please clarify exactly what document is missing? The appraisal was included in the initial file submission. Unfortunately, we do not know what you mean by "property condition report".	Property/Appraisal Meets Guidelines. Full URAR in file. Supplemental property condition report not required. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315410	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315410	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332360	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332360	FCRE8999	07/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334155	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304334155	FCRE8999	07/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354479	FCOM8997	07/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304354479	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304357652	FCOM2736	07/11/2024	Compliance	Disclosure	Borrower(s) did not receive 3 days right of rescission	The right to cancel by date of XX-XX-XXXX does not provide a X day rescission period and is within X days after the note date of XX-XX-XXXX The right to cancel signature, transaction, and cancel dates are all X/XX on all copies of Right to Cancel forms. There is no letter in file waiving right to cancel.	no RTC on this transactions since it was a piggyback first Purchased and Xnd purchase. There was no rescission on this loan as it was tied to the purchase of the Xst.	Loan confirmed to be piggyback Xnd on a purchase, no ROR required - Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304357652	FCOM3531	07/11/2024	Compliance	TRID	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided. There's no evidence the borrower received a copy of the Appraisal, a waiver is not acceptable for HPML loans.	Please see appraisal provided to borrower	Appraisal receipt provided; Exception resolved; Evidence of Appraisal Delivery to the Borrower Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304357652	finding-3352	07/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Missing evidence of appraisal provided to borrower. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Appraisal delivered to borrower	HPML compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304357652	finding-47	07/11/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. There was no ror X day given and disbursement cannot be prior to X/X/XXXX.	no RTC on this transactions since it was a piggyback first Purchased and Xnd purchase. There was no rescission on this loan as it was tied to the purchase of the Xst.	Loan is confirmed to be a Xnd for a purchase loan. Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304357652	FCRE8999	07/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358558	FCOM8997	07/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304358558	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304069780	finding-3352	01/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304069780	FCRE8999	01/17/2024	Credit	Data	No Credit Findings	No Credit related findings were not identified on the loan.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304072853	FCOM8997	01/23/2024	Compliance	Data	No Compliance Findings	No compliance related findings were not identified on the loan.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	01/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304072853	FCRE1159	01/19/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Note Date of XX-XX-XXXX	Attached is the HOI proof that had effective dates of X/XX/XX to X/XX/XX. Also attached is the renewal HOI with effective dates of X/XX/XX to X/XX/XX	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided; Received HOI reflecting property has been insurance since X/XX/XXXX no gap of coverage. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	01/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304075275	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304075275	FCRE1964	03/27/2024	Credit	Missing Doc	Missing income documentation	Missing lender's income calculation worksheet reflect the one of the three options chosen to calculate income and the borrower's percentage of ownership.	Self Employed Income Analysis	Received lender income worksheets, utilizing all XXX% of deposits because borrower is XXX% ownership, subtracted disallowed deposits and calculated expense factor at XX%. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304094250	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094250	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304097523	FCOM8997	02/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304097523	FCRE9995	02/26/2024	Credit	Assets	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX.XX are less than AUS Required Reserves of $XXX Credit report discloses $XX,XXX balance of a XX-day XXX account that originator excluded from the DTI calculations. Documentation in file indicates originally the debt was to be paid off at time of closing but was removed. Unable to determine if lender guidelines allow cash proceeds from the subject transaction to be used to cover the balance of the account to justify exclusion from DTI.	DH Wholesale Guidelines attached. Please see XX.X Reserves. "Net proceeds from cash-out transactions may be used to meet the reserve requirement."; XXX guidelines allow cash-out proceeds to count toward reserves. Borrower cashed out $XX,XXX.XX which is why the XX-day XXX account was excluded from DTI calculation	Received Guidelines, which reflect the cash-out proceeds received from subject transaction, can be used to meet reserve requirements. Exception Resolved.; Please provide lender guidelines reflecting cash-out proceeds can be counted toward reserves to clear exception. Exception Remains.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	02/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304110409	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304110409	FCRE5782	03/17/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Approval required a gap credit report within XX days of closing.	Credit Refresh Report	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304096745	finding-3352	04/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant		Compliant HPML	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304096745	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304110264	FCOM8997	04/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304110264	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098282	finding-3352	04/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		Compliant HPML	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098282	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108091	finding-3352	03/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108091	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304252317	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304252317	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242593	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242593	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243151	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243151	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304252026	finding-2962	04/08/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Compliant HPML	Borrower has stable job time -

Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

											Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304252026	finding-3352	04/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	Compliant HPML	Borrower has stable job time -

Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

											Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304252026	FCRE5790	04/08/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). Credit report dated X/X/XXXX, loan closed X/XX/XXXX, which is XX business days from closing, seller guidelines require credit report to be within XX business days.	Received Seller Response requested an exception approval - downgrading to a level X/B as the credit is only a couple days outside required timeframe. The following comp factors were identified by the seller and Client Compensating factors include: XX.XXX% LTV, XXX FICO, and zero credit lates. Exception downgraded to a level X/B.	Borrower has stable job time -

Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

											Qualifying FICO is Greater than the Guideline Minimum -	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304109251	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109251	FCRE5790	03/19/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date).	Guidelines states gap credit can be obtained within XX business days of Note, not calendar days	The credit report under the Gap Credit Report section X.X.X states two different timeframes, one is XX business days of closing, the other paragraph under that states effect within XX days of closing. Will clear exception, but guidelines should probably be updated. Exception Resolved.; Received gap credit report, but the report dated X/XX/XXXX is XX days from the Note date X/XX/XXXX. Which does not meet lender guidelines. Exception Added after review of other exception for missing gap credit.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304109251	FCRE5782	03/13/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Missing gap report within XX days of closing.	Credit Refresh	Borrower X Gap Credit Report is not missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304109251	FCOM1229	03/13/2024	Credit	Missing Doc	1-4 Family Rider is Missing	X-X Family Rider is Missing Missing X-X Family Rider.	This is a Business Purpose Loan. Riders are not issued as part of the Deed of Trust	The missing document is not within the compliance scope. Therefore, clearing exception.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factor	Resolved	03/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304109250	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	TRID na- Cert of Business Purpose pg. XXX The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109250	FCOM1229	03/11/2024	Credit	Missing Doc	1-4 Family Rider is Missing	X-X Family Rider is Missing Unable to determine, why system requires the X-X Family Rider, per Instrument document on file only one Rider disclosed for Entity Borrower Rider	This is a Business Purpose Loan. Riders are not issued as part of the Deed of Trust	Not required as it is not in our scope. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304243162	FCOM8997	04/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243162	FCRE1158	04/03/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided The second mortgage mortgagee clause missing.	Insurance with second mortgage mortgagee clause	Hazard Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304109740	FCOM8997	03/13/2024	Compliance	Data	No Compliance Findings	TRID na- Cert of Business Purpose pg. XX The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor.	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109740	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Borrower has stable job time - Borrower has X.XX years on job. Compensating Factor.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating Factor.	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242636	finding-3352	04/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant		Compliant HPML	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying DTI below max allowed. -	Resolved	04/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242636	FCRE1200	04/03/2024	Credit	Eligibility	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXXXX is less than the Guideline Minimum Loan Amount of $XXXXX Lender Guidelines minimum loan amount is $XX,XXX	Exception Request approved by XXX, XXX (XXX) for loan amount under guideline minimum	After a re-review of the loan file, located the Underwriting Exception History reflecting lender granted an exception on X/XX/XXXX for the loan amount that is <$XX,XXX which is the minimum required per lender guidelines. The lender identified the following compensating factors; XX% DTI, (Max XX%), >$X,XXX residual income, XXX FICO and XxXXxXX mortgage history. Exception downgraded to a level X/B.	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Qualifying DTI below max allowed. -	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304242635	finding-3352	04/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.		Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242635	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242635	FPRO0951	04/12/2024	Credit	Missing Doc	Condo Approval Missing	Condo Approval Missing Lender's condo project approval is Missing.		Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304242635	FPRO1501	04/12/2024	Credit	Missing Doc	HOA Questionnaire is Incomplete	HOA Questionnaire incomplete HOA Property Information form is dated XX/XX/XXXX. Missing current HOA Questionnaire.		Exception is non-material and graded as level X/B.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304303772	FCOM1233	04/19/2024	Credit	Missing Doc	The Final 1003 is Incomplete	The Final XXXX is Incomplete Borrower is a Permanent resident but residency status indicates Non Permanent resident on final XXXX.	Updated Final XXXX and LOX	Document provided is sufficient; The Final XXXX is Present; Document provided is sufficient; The Final XXXX is Present	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304303772	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242338	finding-651	03/21/2024	Compliance	Points & Fees	TILA Finance Charge Test	This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(o)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX. The finance charge is understated by $XXX.XX. The following fees included in testing are: Discount points $XXX.XX, Broker $XXX.XX, Origination $XXXX.XX, Condo Questionnaire $XXX.XX, Flood Cert $XX.XX, Tax Service $XX.XX, Title Escrow $XXX.XX and Prepaid Interest $XXX.XX.	LOX, Check, Proof of Delivery; PCCD	; Missing copy of LOE, refund check and proof of delivery to borrower; This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(o)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.; Missing copy of LOE, refund check and proof of delivery to borrower; This loan failed the TILA finance charge test.( XX CFR §XXXX.XX(o)(X) )The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304242338	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243150	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322835	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322835	FCRE5790	05/28/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). Credit report update is dated XX/XX/XXXX which is greater than XX days from Note date of XX/XX/XXXX.	Credit Refresh pulled on X/XX/XX which is less than XX business days from closing	Borrower X Gap Credit Report is not expired.; Borrower X Gap Credit Report is not expired.; Document provided is sufficient	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304322835	FCRE5791	05/28/2024	Credit	Closing	Borrower 2 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). Credit report update is dated XX/XX/XXXX which is greater than XX days from Note date of XX/XX/XXXX.	Credit Refresh pulled on X/XX/XX which is less than XX business days from closing	Borrower X Gap Credit Report is not expired.; Borrower X Gap Credit Report is not expired.; Document provided is sufficient	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304322835	FCRE1305	05/28/2024	Credit	Income/Employment	Income 2 Income Trend is Decreasing	Income X Income Trend is Decreasing. Please provide a signed/dated Letter of Explanation.	Please advise which business is "Income X." Borrower's income from XXX is not being used to qualify	Income X Income Trend is Resolved Co-borrower's income is stable and supported by paystubs and WX. Condition cleared.; Income X Income Trend is Resolved Co-borrower's income is stable and supported by paystubs and WX. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304253126	FCOM8997	03/30/2024	Compliance	Data	No Compliance Findings	TRID na- Cert of Business Purpose XXX The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253126	FCRE8999	04/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253126	FVAL3954	03/29/2024	Credit	Property	Property Damage	The subject property, as noted by the appraiser, has cracks in the stucco located on the outside wall of the house. Lender guidelines, section XX.X.X (Deferred Maintenance) allow deferred maintenance provided the aggregate cost to cure the deficiency does not exceed $X,XXX or impact the safety or habitability. The appraiser noted the cost to cure amount of $XXX to $X,XXX exceeding max allowed of $X,XXX. Loan file contains an underwriter exception history, reflecting an exception was submitted for approval and pending. Missing the Approved Lender Exception Granting loan to move to closing within borrower needing to complete the minor deferred maintenance.	Lender Exception form with approval from XXX (XXX) for deferred maintenance	Received Seller's Approved Exception dated X/XX/XXXX, granting approval to waive the cost to cure for the minor deferred maintenance as it is not an affect to health or safety. The seller identified the following compensating factors; XX% DTI (mac XX%), $XXk Residual Income, XXX FICO with all credit XxXX for >XX yrs. Exception Downgraded to a level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304254604	FCOM8997	05/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254604	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243149	finding-3352	04/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243149	FCRE8999	04/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	04/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242995	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum -

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum -

Original CLTV is Below the Guideline Maximum -

											Qualifying DTI below max allowed. -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242995	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original LTV is Below the Guideline Maximum -

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum -

Original CLTV is Below the Guideline Maximum -

											Qualifying DTI below max allowed. -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242995	FVAL9739	05/13/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	Property Condition Report	Property/Appraisal Meets Guidelines; Document provided is sufficient; Property/Appraisal Meets Guidelines	Original LTV is Below the Guideline Maximum -

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum -

Original CLTV is Below the Guideline Maximum -

											Qualifying DTI below max allowed. -	Resolved	05/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304242994	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242994	FCRE8999	04/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243160	FCOM8997	04/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

											Qualifying FICO is Greater than the Guideline Minimum -	Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243160	FCRE8999	03/31/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

											Qualifying FICO is Greater than the Guideline Minimum -	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243244	FCOM8997	04/12/2024	Compliance	Data	No Compliance Findings	Reviewed and validated exception The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	04/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243244	FCRE8999	04/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum -	Resolved	04/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303809	FCOM3666	04/25/2024	Compliance	Closing	Loan Originator NMLS Status is Not Active	Loan Originator NMLS Status is Not Active	Originator is a XXX and the broker is an FDIC institution. Therefore, he is exempt from state regulations in the XXX	Loan Originator NMLS Status is Active	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303809	FCOM2368	04/25/2024	Compliance	Closing	Loan Origination Company NMLS Status is Not Active	Loan Origination Company NMLS Status is Not Active	Originator is a XXX and the broker is an FDIC institution. Therefore, he is exempt from state regulations in the XXX	Loan Origination Company NMLS Status is Active	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303809	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254931	FCOM8997	04/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Income years on job sufficient.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255570	FCOM8997	04/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255570	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302819	FCOM8997	04/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302819	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304252290	FCOM8997	04/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum -

											Borrower has stable job time -	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304252290	FCRE8999	04/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

Qualifying DTI below max allowed. -

Qualifying FICO is Greater than the Guideline Minimum -

											Borrower has stable job time -	Resolved	04/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254288	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Original CLTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254288	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time - Original CLTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255545	FCOM8997	04/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255545	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255545	FVAL9739	04/16/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Per the Guidelines, loan amounts > $XXX require a full interior appraisal. The provided appraisal is a XXXX Exterior-only Appraisal.		Received Client and Seller response requesting an exception for the Appraisal in the loan file not meeting guidelines as a full appraisal was required. However, the loan is not an HPML and AVM and Exterior Appraisal support value. Further, the Seller identified the following compensating factors; XXX FICO and all credit/mortgages paid as agreed. Exception downgraded to a level X/B.	Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304316773	FCOM8997	05/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316773	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254704	FCOM8997	05/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254704	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303882	FCOM8997	04/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Borrower has stable job time -	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255487	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255487	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302454	FCOM8997	05/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302454	FCRE8999	05/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314025	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314025	FCRE5790	05/28/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). Credit report update is dated XX/XX/XXXX which is greater than XX days from Note date of XX/XX/XXXX.	Credit Refresh was pulled X/X/XX which is less than XX business days from closing	Borrower X Gap Credit Report is not expired.; Borrower X Gap Credit Report is not expired.; Document provided is sufficient	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304314025	FVAL9739	05/28/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report required by XXX Guideline.	PCI	Property/Appraisal Meets Guidelines. Acceptable property condition report provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304255486	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255486	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256345	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum -

Qualifying FICO is Greater than the Guideline Minimum -

Qualifying DTI below max allowed. -

Original LTV is Below the Guideline Maximum -

											Borrower has stable job time -	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256345	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum -

Qualifying FICO is Greater than the Guideline Minimum -

Qualifying DTI below max allowed. -

Original LTV is Below the Guideline Maximum -

											Borrower has stable job time -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256344	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256344	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304513	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304513	FCRE8999	04/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308623	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308623	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303952	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303952	FCRE1160	04/26/2024	Credit	Insurance	Hazard Insurance Expiration Date is before the Note Date	Hazard Insurance Expiration Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Missing current Hazard Insurance policy. Policy in file expired X/X/XX. An updates renewal policy missing on file	Updated Declaration page with a XXXX expiration		Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304031	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304031	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304031	FPRO1296	05/01/2024	Credit	Value	Was lowest appraised value used to qualify is No	Two appraisals in file, however the lowest appraised value was not used to qualify. AVM does not provide the required FSD score or confidence rating, the AVM is considered ineligible and an Exterior-Only or Full Interior Appraisal is required* Full appraisal was provided *	There are two copies of the same appraisal in the file. Full appraisal value is $X.X million. The value on the full appraisal trumps the AVM value.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/01/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304305546	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305546	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304186	FCOM8997	05/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304186	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317632	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317632	FCRE5791	05/29/2024	Credit	Closing	Borrower 2 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). Credit report refresh is dated XX/XX/XXXX and Note date is XX/XX/XXXX.	Gap Credit report was pulled XX business days before closing	; Credit report refresh within XX business days. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304317632	FCRE5790	05/29/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). Credit report refresh is dated XX/XX/XXXX and Note date is XX/XX/XXXX.	Gap Credit report was pulled XX business days before closing	; Credit report refresh within XX business days. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304317632	FVAL9739	05/29/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report required by XXX guidelines.	Property Condition Report	Property/Appraisal Meets Guidelines; Document provided is sufficient; Property/Appraisal Meets Guidelines	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304308475	FCOM8997	05/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308475	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314432	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314432	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314432	FVAL9739	05/13/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	Property Condition Report	Document provided is sufficient; Property/Appraisal Meets Guidelines	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315192	FCOM8997	05/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315192	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315192	FVAL9739	05/17/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report, which is required when an AVM is being utilized per client purchase criteria.	Property Condition Report	Property/Appraisal Meets Guidelines; Document provided is sufficient; Property/Appraisal Meets Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304319239	finding-3352	05/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319239	finding-2962	05/14/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319239	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308551	FCOM8997	05/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308551	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321921	FCOM8997	06/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321921	FCRE8201	06/01/2024	Credit	Eligibility	Loan does not conform to program guidelines	The most recent lender loan approval dated X/XX/XXXX reflects the income doc type utilized for qualification reflects XX months Business Bank Statement. Further, loan file contains a document called "Bank Statement Estimate" which is a preliminary XX-month bank statement analysis that is based on information provided to the lender which reflects an estimated Annual Calculation Estimate of $XXX,XXX.XX and Monthly calculation Estimate of $XX,XXX.XX. However, the loan file did not include any business bank statements. The final XXXX reflects the BX is a self-employed business owner of XXX but earns wages and bonus for a total f $X,XXX.XX per month. The borrower's income was verified and calculated utilizing pay stubs, WXs IRS Transcripts and VOEs from The Work Number. Thus, clarification regarding loan structure, income type and a corrected Loan approval and XXXX if the borrower is not self-employed and bank statements were not utilized. Additional exceptions may apply upon receipt.	New URLA and Approval uploaded. Per the DH Underwriter: "The loan was originally submitted as bank statement with WX income. We didn't need income from self-employment and this income was removed."	Document provided is sufficient	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304321921	FVAL9739	06/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The Property Condition Report is missing, which is required when an AVM is being utilized per client purchase criteria.	Property Condition Report	Property/Appraisal Meets Guidelines. Property condition report provided as required. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304314024	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314024	FCRE1200	05/29/2024	Credit	Eligibility	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX.	Exception made by UW to allow for loan amount under $XXK	Audited Loan Amount of $XXXXX is greater than or equal to the Guideline Minimum Loan Amount of $XXXXX; Document provided is sufficient; Audited Loan Amount of $XXXXX is greater than or equal to the Guideline Minimum Loan Amount of $XXXXX	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304312945	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312945	FCRE5790	05/14/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). The most recent credit report dated X/XX/XXXX, which is XX business days from the Note date and is required to be within XX business days.	Received Client and Seller response requesting an exception for debt monitoring report > XX days supported by following compensating factors; XX.XX% CLTV, XXX FICO and no late payments. Exception downgraded to a level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304312945	FVAL9739	05/14/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report, which is required when an AVM is being utilized per client purchase criteria.	Property Condition Inspection	Property/Appraisal Meets Guidelines - Received property condition report, no potential Risk Noted. Exception Resolved.; Property/Appraisal Meets Guidelines - Received property condition report, no potential Risk Noted. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304314023	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314023	FCRE8999	05/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314206	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314206	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309912	FCOM8997	05/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309912	FCRE8999	05/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315191	finding-3352	05/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315191	FCRE5782	05/02/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Per Seller guidelines a gap credit report within XX business days of closing is required.	Credit Refresh	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315159	FCOM8997	05/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315159	FCRE1158	05/02/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Evidence of hazard insurance not signed by agent as required by XXX guidelines.	Signed HOI	Hazard Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304320646	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320646	FCRE1440	05/13/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Need Final CD or Xst payment letter for property located at XXX to verify PITIA.	Final CD for XXX	Document provided is sufficient; Housing History Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304316239	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316239	FCRE1159	05/01/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	Received email from Client okay to downgrade exception with LTV/CLTV below XX%. Exception is non-material and graded as level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304322151	FCOM8997	06/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322151	FCRE8999	06/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314022	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314022	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314022	FVAL9739	05/17/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition Report required by XXX Guidelines missing on file.	Property Condition Report	Document provided is sufficient; Property/Appraisal Meets Guidelines	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304312058	FCOM8997	05/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312058	FCRE8999	05/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312005	FCOM8997	05/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312005	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319546	FCOM8997	05/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319546	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319546	FVAL9739	05/30/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report required by XXX guidelines.	Property Condition Report	Document provided is sufficient; Property/Appraisal Meets Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315210	FCOM8997	06/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315210	FCRE4805	06/03/2024	Credit	Eligibility	Trust/POA Does Not Meet Guideline Requirements	The XXX page Trust Agreement (XXX) created by XXX is not executed by the Trustor's (the borrowers') as co-trustees or notarized. Therefore, the trust is not valid and cannot, need the executed copy along with lender approval of trust.	Attached is the Declaration of Trust and Certification of Trust, executed and notarized	Certification of Trust provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315210	FVAL9739	06/03/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The loan approval required a secondary valuation production. However, the loan file only contains the full appraisal, missing the required secondary product.	Per product matrix attached, loan amounts less than or equal to $XXXK require one of the following: AVM, drive-by appraisal, or full appraisal. This loan has a full appraisal in the file; Property Condition Report	Property/Appraisal Meets Guidelines; Full appraisal acceptable. Documentation is sufficient.; A second valuation product such as another full appraisal, or an AVM is required. Exception remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315318	FCOM8997	05/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315318	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315318	FVAL9739	05/17/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report, which is required when an AVM is being utilized per client purchase criteria.	Property Condition Report	Property/Appraisal Meets Guidelines; Property/Appraisal Meets Guidelines; Document provided is sufficient; Property/Appraisal Meets Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304316763	FCOM8997	05/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316763	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316763	FVAL9739	05/24/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Condition report required per XXX Guidelines missing on file.	PCI	Property/Appraisal Meets Guidelines. Acceptable property condition report provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304317631	finding-3352	06/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317631	FCRE1193	06/14/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX%. Lender used qualifying monthly income of $X,XXX.XX on XXXX; however, business bank statements in file only support qualifying monthly income of $X,XXX.XX. Lender's income worksheet in file also calculated monthly income as $X,XXX.XX.
									Additional evidence of deposits that were received by the underwriter to bring down the DTI	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%. Documentation provided to support inclusion of deposits originally deducted from eligible deposits by underwriter. Income re-calculated and DTI meets guidelines. Condition cleared.;	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304322887	FCOM8997	05/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322887	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322887	FPRO1245	05/31/2024	Credit	Appraisal	Appraisal is Expired	Primary Value Appraisal is Expired The appraisal effective date X/XX/XXXX, is XXX days from the Note date X/XX/XXXX, guidelines require appraisal to be no older than X months, which is XXX days from the Note date. No evidence of an appraisal update in file.		Received Client and Seller response requesting an exception for appraisal > XXX days supported by following compensating factors; XX.X% CLTV, XXX FICO, XX months reserves, $XXK monthly income. Exception downgraded to a level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304319956	FCOM8997	05/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319956	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321277	FCOM8997	05/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321277	FCRE5782	05/30/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing . Missing Gap credit report required by guidelines XX days prior the Note date.	Received Client and Seller response requesting an exception for missing credit report refresh supported by following compensating factors; XX.X% CLTV, no late payments and high residual income. Exception downgraded to a level X/B.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304321920	FCOM8997	05/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321920	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323235	FCOM8997	06/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323235	FCRE8999	06/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327227	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304327227	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323299	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323299	FCRE5782	06/18/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Missing Gap credit report XX Days prior the Note required per lender guidelines.	Gap Credit report obtained on X/XX, less than XX business days from closing on X/X	Borrower X Gap Credit Report is not missing. Gap credit report provided dated within XX business days of closing. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304326211	FCOM8997	06/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304326211	FCRE8999	06/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333609	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333609	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335337	FCOM8997	06/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335337	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335336	FCOM8997	06/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304335336	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332506	FCOM8997	06/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332506	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333608	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304333608	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332676	FCOM8997	06/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304332676	FCRE1964	06/13/2024	Credit	Missing Doc	Missing income documentation	Bank Statements Lender Income Analysis is not legible due to formatting error.	Full page PDF of income analysis	Document provided is sufficient	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304332676	FVAL9739	06/13/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Exterior Condition report required per XXX Guidelines is missing from file.	Property Condition Report	Property/Appraisal Meets Guidelines. Acceptable property condition report provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	06/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304096732	FCOM8997	03/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304096732	FCRE5782	03/05/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	PRE-CLOSE CREDIT REPORT	Borrower X Gap Credit Report is not missing.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304096732	FCRE3653	03/05/2024	Credit	Missing Doc	Missing letter of explanation	Missing letter of explanation for credit inquiries as required per lender's loan approval. The copy in file was not executed by borrower.	LOE--INQS	Received executed LOEs for credit inquires. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304108030	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108030	FCRE8999	03/17/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098395	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098395	FCRE5782	03/05/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The Lender approval in file reflects a pre-close credit report dated within XX days of the Note date was present to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing the pre-close credit report for the Borrowers.	Pre-close credit report	Borrower X Gap Credit Report is not missing.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX% Compensating factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor	Resolved	03/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304073788	FCRE7347	01/22/2024	Credit	Missing Doc	Missing Lease Agreement	The borrower owns an investment property located a XXX and the final loan application reflects borrower received $XXX per month gross rental income and $XXX net rental income. However, documentation to support this income was not provided.	Audit confirmed rental income was not calculated or utilized for qualification purposes. The full PITIA was included in the total DTI and DTI within maximum guidelines requirements. Exception Resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensation Factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensation Factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensation Factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating Factors	Resolved	01/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304074932	FCOM8997	01/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304074932	FCRE1146	01/18/2024	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Proposed insured amount is missing from the preliminary title.	Attached is title supplement for loan amount of $XXX,XXX	Title Document is fully Present; Received Title Supplemental reflecting the correct coverage amount. Exception Resolved.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	01/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304092840	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092840	FCRE5782	03/12/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Lender guidelines X.X.X require a gap report within XX business days of closing.	Undislcosed Debt Monitoring	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304092840	FCRE5783	03/12/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Lender guidelines X.X.X require a gap report within XX business days of closing.	Undisclosed Debt Monitoring	Borrower X Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304093472	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304093472	FCRE8999	03/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094249	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094249	FCRE8611	03/14/2024	Credit	Income/Employment	Income/Employment General	Missing supporting documentation to verify taxes and insurance for other REO at XXX	Builders Risk Coverage Declaration and Property Detail report reflecting insurance coverage and taxes on XXX	Received verification of HOI and Property taxes for property XXX. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	03/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304109661	finding-47	03/13/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. File indicates loan disbursed XX/XX/XXXX. However per XXX, the disbursement date should have been X/XX/XXXX.	PCCD since disbursement occurred on X/X/XX	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304109661	FCRE1316	03/13/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Per Lender Guidelines - Verification of the existence of the business within XX business days of closing missing.	VVOE	Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304109661	FCOM1233	03/13/2024	Credit	Missing Doc	The Final 1003 is Incomplete	The Final XXXX is Incomplete -The final XXXX reflects the borrower owns multiple properties, with no mortgage obligations listed. However, no documentation provided supporting all mortgages are paid in full or borrower's business obligated to all property expenses. If the borrower is obligated to all property expenses on all REOs listed on the final XXXX, will need all property taxes, HOI, mortgage statements and HOA dues if applicable.	XXXX with accurate list of properties; Documents supporting REO properties on Final XXXX	The Final XXXX is Present; Received a list of XX properties, but only X properties disclosed on XXXX, the XXXX also does not reflect the monthly mortgage payments, taxes and insurance associated with these properties , the liabilities section only reflect that borrower owns X second homes and provides addresses, when borrower owns XX Investment properties. Further, the HOI for all properties does not list a premium that borrower pays, and mortgage statements provided list escrow being paid, but some statements do not give a clear indication if both taxes and insurances are being escrowed. Exception Remains.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105809	finding-3352	03/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	03/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105809	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105808	FCOM8997	04/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105808	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105984	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304105984	FCRE5790	03/31/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date). The gap credit report is required to be within XX days of the Note date, but it is XX days from the Note date.	Credit Refresh	Received a Credit Report Comparison, which is not a gap credit report, but because it references the file number, date the gap credit was obtained and a review of all debts. Document is sufficient. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304105984	FCRE1467	03/31/2024	Credit	Missing Doc	Asset 1 Missing	Asset X Missing Missing XXX bank statement for acct #XXX with a balance of $XXX as stated on the final loan application.	Combined Statement for #XXXX and #XXXX	Asset X Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304105984	FCRE1468	03/31/2024	Credit	Missing Doc	Asset 2 Missing	Asset X Missing Missing XXX bank statement for acct #XXXX with a balance of $XX,XXX.XX, as stated on the final loan application.	Combined Statement for #XXXX and #XXXX	Asset X Provided Or Not Applicable	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304106822	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106822	FCOM1220	03/14/2024	Credit	Closing	The Deed of Trust is Missing	The Deed of Trust is Missing	Deed of Trust	The Deed of Trust is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304106841	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304106841	FCRE8999	03/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107888	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304107888	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108018	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108018	FCRE8999	03/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108818	finding-2962	03/22/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108818	finding-3352	03/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304108818	FCRE8999	03/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109408	finding-3352	04/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		Compliant HPML	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109408	FCRE8999	04/02/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Borrower has stable job time -	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304110401	finding-3352	04/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore, downgraded to an A	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304110401	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304212427	FCOM8997	03/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304212427	FCRE8999	03/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304232632	finding-3352	04/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Unable to downgrade HPML due to missing appraisal delivery confirmation. Document in file indicates borrower had option to waive the X day appraisal disclosure This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Appraisal Delivery	Received copy of appraisal delivery from client- exception is now resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304232632	finding-2962	04/08/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	Unable to downgrade HPML due to missing appraisal delivery confirmation. Document in file indicates borrower had option to waive the X day appraisal disclosure This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Appraisal delivery	Received copy of appraisal delivery from client- exception is now resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304232632	FCRE3845	04/03/2024	Credit	Missing Doc	SCIF Form Missing	This loan is an Agency eligible loan with an application date of or after XX/XX/XXXX. A XXX is required but was not provided within the loan file. The Supplemental Consumer Information Form, which is part of the loan application is missing from the loan file.	This is not a agency-eligible loan being sold to a GSE. It is a Non-QM Loan.	Exception is invalid as this loan is a Non-QM and SFIC is not required. Exception Resolved.; Exception is invalid as this loan is a Non-QM and SFIC is not required. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	04/03/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304241468	finding-3352	04/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Documentation required to clear exception. Appraisal receipt confirmation is missing.	Appraisal delivery	HPML compliant		Resolved	04/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304241468	finding-2261	04/04/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

								While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. This loan failed the XXX rate spread home loan test. XXX RSHL Average Prime Offer Rate APR threshold of XX.XXX% is exceeded by X.XXX%. HPML exception present				Resolved	04/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241468	FCOM3849	04/10/2024	Compliance	Disclosure	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	Documentation required to clear exception. Appraisal receipt confirmation is missing.	Appraisal delivery			Resolved	04/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304241468	FCRE1148	04/03/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX.XX is Less than Total Amount of Subject Lien $XXXXXX.XX, An updated or Final Title needs to be provided reflecting the accurate coverage amount of $XXX,XXX Title Coverage Amount of $XXXXXX.XX is Less than Total Amount of Subject Lien $XXXXXX.XX, An updated or Final Title needs to be provided reflecting the accurate coverage amount of $XXX,XXX	Title	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX		Resolved	04/03/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304241895	finding-3352	03/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to an A	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241895	FCRE8999	03/15/2024	Credit	Data	No Credit Findings	Lender guidelines are met per UW review. Check against matrix, correspondent guide and XXX. The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242667	FCOM8997	03/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304242667	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	No credit finding. The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250717	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250717	FCRE1364	04/17/2024	Credit	Missing Doc	Borrower 2 Executed 4506-T Missing	Borrower X Executed XXXX-T Missing The XXXX-C in loan file is executed by the borrower, however Section #X reflect the year or period was left blank.	Good morning, this loan was underwritten using XX-Months Business Bank Statements. Tax returns were not used and the XXXX missing information should not apply	Received seller response indicating the loan was underwritten as a bank statement loan and the XXXX-C exception should not apply. Which is confirmed that this exception does not apply because per seller guidelines section X.X.X XXXX-C forms are not required for business tax returns or loans utilizing bank statement doc for income. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304250717	FCRE1334	04/17/2024	Credit	Missing Doc	Borrower 1 Executed 4506-T Missing	Borrower X Executed XXXX-T Missing The XXXX-C in loan file is executed by the borrower, however Section #X reflect the year or period was left blank.	Good morning, this loan was underwritten using XX-Months Business Bank Statements. Tax returns were not used and the XXXX missing information should not apply	Received seller response indicating the loan was underwritten as a bank statement loan and the XXXX-C exception should not apply. Which is confirmed that this exception does not apply because per seller guidelines section X.X.X XXXX-C forms are not required for business tax returns or loans utilizing bank statement doc for income. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304244443	FCOM8997	04/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244443	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244469	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244469	FCRE8999	04/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244468	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244468	FCRE8999	04/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254703	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254703	FCRE8999	04/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250236	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250236	FCRE8999	04/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250356	finding-3352	04/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250356	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304250970	finding-47	04/26/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. Documentation required to clear exception.  The funding date is before the third business day following consummation, documentation of actual Disbursement date required.
Post-Consummation Closing Disclosure that was already in the file showing disbursement on X/XX, which is more than three days after origination	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	04/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304250970	FCRE5782	04/26/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing XXX lender guidelines require XX day prior to close gap credit report.	Credit Refresh	Borrower X Gap Credit Report is not missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	04/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304251066	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251066	FCRE8999	04/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251766	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304251766	FCRE1148	04/22/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX Title coverage is les than lien amount.	Updated title commitment that equals loan amount	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304252031	finding-3352	04/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and appraisal requirements met.	Compliant HPML	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304252031	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308622	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	Aspencer completed TRID portion of loan, reviewed and validated exception The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308622	FCRE8999	04/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304308622	FVAL9739	04/21/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The property does not meet eligibility requirements because it is X.XX acres and guidelines only allow X acres. However, the loan file contained a lender approved exception granting the loan to move forward to closing. The lender identified the following compensating factors to support approval; CLTV of XX% where max allowed is XX%, Residual income is >$XXk where min required is $XXXX. Exception downgrated to a level X/B.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304253888	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253888	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255056	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255056	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254735	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304254735	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255018	finding-3352	04/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255018	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255836	FCOM8997	04/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255836	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302930	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Informational only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302930	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256195	finding-2962	04/22/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256195	finding-3352	04/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256195	FCRE8999	04/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256404	FCOM8997	04/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256404	FCRE8999	04/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256399	FCOM8997	05/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256399	FCRE1148	05/21/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX An updated Title Commitment, supplemental or final Title Policy reflecting correct coverage amount required.	Prelim	Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX; Document provided is sufficient; Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304256455	FCOM8997	04/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304256455	FCRE1325	04/22/2024	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Borrower X CPA Letter Missing Per Lender’s Guidelines for Alternative Income Documentation, Business Bank Statements (section X.X.X), Option X: Third Party Prepared Expense Statement; The expense statement must be prepared, signed, and dated by a third-party Tax Professional XXX, specifying business expenses as a percentage of the gross annual sales/revenue prepared. The lender used Option X for qualifying income, however, the file is missing the Third Party Prepared Expense Statement/CPA letter to determine expense factor.	Exception from DH Underwriting; Email from XXX UW approving the use of a mix of personal and business statements due to comp factors of high residual income, XX.XXX% LTV and good credit profile. Business income and personal income calcs also attached	Used XX% of both personal and business. Documentation provided is sufficient.; Used XX% of both personal and business. Documentation provided is sufficient.; Received income calc worksheet and an approved lender exception granting the utilization of both personal and business bank statement under business guidelines, which does not support the exception in question. The Audit Exception as initial stated is in regards to the expense factor utilization, not the combination of bank statements. Because the lender exception confirms the business guidelines were utilized, a CPA letter is still required confirming the expense factor. The income calculated by the lender was under Option X which requires a Third Party Prepared Expense Statement/CPA letter to determine expense factor. Exception Remains, as it appears the lender utilized a XX% expense factor, not a XX% expense factor. ;	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	04/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304302389	FCOM8997	05/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302389	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303000	FCOM8997	04/24/2024	Compliance	Data	No Compliance Findings	aspencer completed TRID portion of loan, reviewed and validated exception. The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303000	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303771	finding-3352	05/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303771	finding-2962	05/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303771	FCRE5774	05/17/2024	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Borrower X Credit Report is Partially Present. Loan file contains a lender approved exception granting approval to proceeds to closing even though the borrower's credit report reflects X small accounts past-due. The guidelines do not allow accounts to be past-due in excess of XX-days. The following compensating factors were identified by the seller; sufficient reserves to cover full payoff amount of each account as borrower is netting $XXXk at closing, the accounts are formally disputed and have a cumulative balance that is < $X,XXX and X% of the balance is being utilized to calculate the monthly payment and are being included in the total DTI calculation. The Exception has been downgraded to a level X/B because the accounts are currently being dispubed at the time of closing.			Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304303265	finding-3352	05/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303265	FCRE8999	05/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303335	FCOM1265	04/30/2024	Compliance	Right to Rescind	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form All Right of Rescission Forms are missing from file.	Recission documentation	Non-Borrower Title Holder Received Right of Rescission Form; RTC cure package provided to borrower	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303335	FCOM1262	04/30/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing All Right of Rescission Forms are missing from file.	Recission documentation	RTC cure package provided to borrower	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Cured			D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304303335	finding-3352	05/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303335	FCRE8999	04/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	04/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303808	finding-47	05/10/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. The Disbursement date of X/X/XXXX is less than X business days from consummation dated X/XX/XXXX.
PCCD	PCCD provided resolved exception; PCCD provided resolved exception	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304303808	FCRE1158	05/09/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Missing hazard insurance declarations page signed and dated by agent as required by guidelines.	HOI	Hazard Insurance Policy is fully present; Hazard Insurance Policy is fully present; Document provided is sufficient;	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304303807	finding-3352	05/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304303807	FCRE1200	05/07/2024	Credit	Eligibility	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXXXX is less than the Guideline Minimum Loan Amount of $XXXXX Per Seller guidelines effective X/X/XXXX, no evidence of a lender approved exception.	Exception email history from lock desk	Exception downgraded to a level X/B.; Exception downgraded to a level X/B.; Exception for $XX,XXX.XX loan amount provided. Document provided is sufficient.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304304119	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304119	FCRE4963	04/25/2024	Credit	Debt	No evidence of required debt payoff	The borrower's other REO property XXX Overseas HOI indicates property has X liens encumbering property, but no other information provided. The final loan application only reflects one mortgage. Must confirm the borrower is not obligated to other liens against this property.	Good morning, the borrower is using income from his business "XXX." and the commercial property at XXX is owned by "XXX" a completely separate business. The liens against the property have no effect on the business funds used to underwrite this loan	; Sufficient explanation	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	04/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304118	FCOM8997	05/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304118	FCRE1254	05/08/2024	Credit	Title	Property Title Issue	Property Title Issue The property report reflects subject is vested to XXX. The subject property is required to be vested in the borrower's name and match the Deed of Trust.	Per Section X.XX 'Vesting and Ownership' of the XXX Guidelines, loans are allowed to be vested in the name of an XXX.	Explanation sufficient	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304118	FVAL9739	05/08/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is being utilized per client purchase criteria.	Property Condition Report	Property/Appraisal Meets Guidelines; Document provided is sufficient	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304304242	FCOM8997	04/22/2024	Compliance	Data	No Compliance Findings	Aspencer completed TRID portion of loan, reviewed and validated exception The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304304242	FCRE1182	04/22/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary All loans must include a final lender approval.	Approval; XXXX to show UW Summary/Approval	Approval/Underwriting Summary is fully present; Received duplicated XXXXs Transmittal Summary, which is not a final loan approval, as requested per exception Comment. Exception Remains.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304304242	FCRE3978	04/22/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing letter of explanation for the following credit inquiries: XXX XX/XX/XXXX and XXX XX/XX/XXXX.	LOX for requested inquiries	Received borrower executed LOE for the two credit inquires in question. No new debt was obtained. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304304242	FCRE5782	04/22/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing A credit refresh report to be obtained by XXX within XX days of the closing/note date per guidelines.	Fraud Report with Undisclosed Debt Monitoring on Page X that shows no new credit opened, which is acceptable per guidelines	Borrower X Gap Credit Report is not missing.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304304242	FCRE5783	04/22/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing A credit refresh report to be obtained by XXX within XX days of the closing/note date per guidelines.	Fraud Report with Undisclosed Debt Monitoring on Page X that shows no new credit opened, which is acceptable per guidelines	Borrower X Gap Credit Report is not missing.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304304242	FCRE5778	04/22/2024	Credit	Eligibility	Borrower 1 Credit Report is Expired	Credit report for both Borrowers dated XX/XX/XXXX was more than XX days old as of closing date of XX/XX/XXXX, which does not meet guidelines. No other updated credit reports in file, only credit supplements.	Borrower X Credit Report is not Expired.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305497	FCOM8997	05/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305497	FCRE1347	05/09/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing which is at least XX business days prior to the closing date.	VVOE	Document provided is sufficient.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304305496	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	Business purpose Investment file. The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305496	FCRE1437	04/24/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Loan file missing a complete XX-month bank statements to calculate income and lender income calculation worksheet.	Attached is the XX-months of bank statements spanning XX/XX/XXXX	Income and Employment Meet Guidelines	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304305495	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305495	FCRE8999	04/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	04/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305850	FCOM8997	05/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304305850	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315190	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315190	FCRE5790	05/06/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date).	Good morning, this gap credit report was requested on X/XX/XX. Please see top of report, second row under 'Date Requested'	Borrower X Gap Credit Report is not expired.; Received the gap credit report, but it is more than XX business days prior to closing. Gap credit dated X/XX/XXXX, closing was X/XX/XX, which is XX business days.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304315190	FCRE5782	04/25/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Which is required to be within XX business days.	Credit Refresh	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315190	FCRE1201	04/25/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Required per XXX guidelines.	Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304309602	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309602	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309602	FVAL9739	05/13/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing property condition report which is required when an AVM is utilized per client purchase criteria.	Property Condition Report	Document provided is sufficient; Property/Appraisal Meets Guidelines	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310053	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310053	FCRE8999	04/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310625	FCOM8997	05/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310625	FCRE1195	05/09/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% AVM value is $XXX,XXX and lender used $XXX,XXX which is not supported with documentation in file.	Full Appraisal	Audited CLTV of XX% is less than or equal to Guideline CLTV of XX%; Audited CLTV of XX% is less than or equal to Guideline CLTV of XX%; Appraisal provided supports the $XXX,XXX.XX value used.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310625	FCRE1196	05/09/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% AVM value is $XXX,XXX and lender used $XXX,XXX which is not supported with documentation in file.	Full appraisal	Audited HLTV of XX% is less than or equal to Guideline HCLTV of XX%; Audited HLTV of XX% is less than or equal to Guideline HCLTV of XX%; Appraisal provided supports the $XXX,XXX.XX value used.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310625	FCRE1360	05/09/2024	Credit	Missing Doc	Borrower 2 Paystubs Missing	which is required to meet seller guidelines.	Paystubs	Borrower X Paystubs Provided or Not Applicable (Number of Borrowers equals X); Document provided is sufficient	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304310625	FCRE1358	05/09/2024	Credit	Missing Doc	Borrower 2 W2/1099 Missing	which is required to meet seller guidelines.	WX	Borrower X WX/XXXX Provided or Not Applicable (Number of Borrowers equals X); ; Document provided is sufficient	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304310625	FCRE1347	05/09/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing which is at least XX business days prior to the closing date.	VVOE	Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); ; Document provided is sufficient	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304310625	FCRE1440	05/10/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The mortgage statement required for Xst lien on subject property to verify P&I and escrow breakdown.	Mortgage info	Housing History Meets Guideline Requirements; Document provided is sufficient; Housing History Meets Guideline Requirements; Housing History Meets Guideline Requirements; Housing History Meets Guideline Requirements; Document provided is sufficient; Housing History Meets Guideline Requirements; Housing History Meets Guideline Requirements	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310625	FCRE9942	05/09/2024	Credit	Missing Doc	Missing Income - Business Tax Returns	Missing all income documentation for BX, as borrower is self-employed.	Business Tax Returns	Business tax returns provided are sufficient.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304310625	FCRE1964	05/09/2024	Credit	Missing Doc	Missing income documentation	The business narrative required on self-employment income, but it is missing from loan file.	Business Narrative	Document provided is sufficient.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304310625	FVAL9739	05/09/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing the property condition report which is required when an AVM is being utilized per client purchase criteria.	Full Appraisal. Property condition is noted	Full appraisal provided is sufficient.; Property/Appraisal Meets Guidelines; ; Document provided is sifficient.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310052	FCOM5454	05/03/2024	Compliance	Missing Doc	Missing Note	Missing Note and final CD for Xnd lien in amount of $XXX,XXX opened XX/XX/XXXX and secured by XXX. Loan number is #XXX.	Note and Final CD for XXX'	Received final CD and the Note for other REO Xnd mtg encumbering property XXX. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304310052	FCRE1158	05/03/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Missing evidence of hazard insurance that is signed and dated by agent as required by XXX guidelines.	Hazard	Computer generated declarations page confirms policy is active and coverage is sufficient. Exception is non-material and downgraded to a level X/B.; Received duplicate copy of hazard insurance policy and RCE, neither of which are signed and dated by agent as required by XXX guidelines. Exception Remains.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304310052	FCRE1204	05/03/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts There is a high risk alert for possible undisclosed real estate owned of XXX on fraud report dated XX/XX/XXXX. Letter from Borrower states property was sold XX/XX/XXXX. Fraud report verifies XXX was sold XX/XX/XXXX. XXX still reflects Borrower as owner with loan amount of $X,XXX,XXX dated XX/XX/XXXX. Missing final CD to verify sale of XXX and payoff of $X,XXX,XXX loan.	Fraud Report	Received updated Fraud Report with all high Alerts Cleared. The mortgage loan for property XXX is not reported on the borrower's credit report. Exception Resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310051	FVAL3244	05/06/2024	Compliance	Missing Doc	Missing Note	Missing Note and final CD for purchase of XXX. Provide all documentation to verify principal, interest, taxes, insurance and HOA dues if applicable. Property not reflected on final XXXX.	Final CD XXX	Document provided is sufficient	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304310051	FCRE1204	05/06/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts There is a high risk alert for possible undisclosed real estate owned of XXX on fraud report dated XX/XX/XXXX. Letter from Borrower states property was sold XX/XX/XXXX. Fraud report verifies XXX was sold XX/XX/XXXX. XXX still reflects Borrower as owner with loan amount of $XXX dated XX/XX/XXXX. Missing final CD to verify sale of XXX and payoff of $X,XXX,XXX loan.	Cleared Fraud Report	Document provided is sufficient; All Fraud Report Alerts have been cleared or None Exist; Document provided show property sold. Sufficient.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310051	FCRE1158	05/06/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Missing evidence of hazard insurance that is signed and dated by agent as required by XXX guidelines.	Signed HOI; Hazard	Document provided is sufficient; Hazard Insurance Policy is fully present; The guidelines specifically state the Hazard policy declarations page needs to be signed by the Agent.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304309908	FCOM8997	05/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304309908	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304310050	finding-3352	06/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is not compliant; Missing proof of appraisal delivery	Appraisal delivery	HPML compliant with proof of appraisal report delivery provided	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310050	finding-2962	06/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is not compliant, missing proof of appraisal delivery	Appraisal Delivery	HPML compliant with proof of appraisal report delivery provided	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304310050	FCRE8999	06/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312873	FCOM8997	05/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312873	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311576	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311576	finding-2261	05/16/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Informational only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304311576	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322150	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322150	FCRE8999	05/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312112	FCOM8997	06/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312112	FCRE8999	06/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	06/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312941	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304312941	FCRE5782	05/29/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing . Missing Gap Credit report XX days prior Note per lender guidelines.	Gap credit	Borrower X Gap Credit Report is not missing. Received Debt Monitoring in lieu of gap credit, which is acceptable per guidelines. The borrower's credit is monitored through closing. Exception Resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304314985	FCOM8997	05/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314985	FCRE1316	05/07/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Per Seller Guidelines for self-employed borrowers, the existence of the business must be independently verified through a disinterested third party within XX business days of closing. The loan file should contain the following sources, XXX, regulatory agency or applicable licensing bureau, XXX reflecting current year registration and verification of a phone and address listing using the internet.	Proof of business existence via active webpage	Document provided is sufficient; Borrower X Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315290	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315290	finding-2261	05/30/2024	Compliance	Points & Fees	XXX Spread Home Loan Test	This loan failed the XXX rate spread home loan test.
( XXX )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315290	FCRE5782	05/30/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing . Missing Gap credit report required by guidelines XX days prior the Note date.	Previously attached document is an Undisclosed Debt Monitoring which is acceptable, per X.X.X of DH guidelines. "Evidence of an active Debt Monitoring Service is acceptable in lieu of a gap credit report. The Debt Monitoring Service must be in effect within XX days of closing."; Credit Refresh	Document provided is sufficient; Borrower X Gap Credit Report is not missing.; Alert report provided addressing X credit inquiry. Document provided was not credit report refresh required by guidelines. Condition remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315289	finding-3352	05/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315289	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317163	finding-3352	05/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317163	FCRE1159	05/07/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Missing the policy prior to renewal to verify there was no gap of coverage and it was in effect prior to disbursement date.	Hazard policy in effect X/X/XX to X/X/XX, providing for no gap in coverage	Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304317163	FCRE1182	05/07/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary Missing the final loan approval, loan file contains XXXX only.	UW Approval from Correspondent	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/07/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304315829	finding-3352	05/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315829	FCRE8999	05/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315828	finding-3352	05/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315828	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315823	FCOM8997	05/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	05/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315823	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315823	FVAL9739	05/17/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report, which is required when an AVM is being utilized per client purchase criteria.	Property Condition Report	Document provided is sufficient; Property/Appraisal Meets Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	05/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304316111	FCOM8997	05/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316111	FCRE8999	05/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316110	finding-3352	04/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316110	FCRE7009	04/30/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required Replacement cost estimator or equivalent not provided to determine if coverage is adequate.	HOI cert regarding replacement coverage	Document provided is sufficient; Hazard Insurance coverage meets guideline requirement; Document provided is sufficient	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304316110	FCRE1182	04/30/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary	UW Approval	Approval/Underwriting Summary is fully present	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304316110	FCRE1440	04/30/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Credit report verifies XX-day late payment on XXX loan in XX/XXXX. Guidelines require history of no late payments in last XX months.	Mortgage pay history showing payments made on time. The credit reporting was made in error	Document provided is sufficient; Housing History Meets Guideline Requirements	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304316110	FCRE5782	04/30/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Guidelines require a gap credit report within XX business days of closing.	Gap Credit	Borrower X Gap Credit Report is not missing.; Document provided is sufficient	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316110	FCRE5783	04/30/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Guidelines require a gap credit report within XX business days of closing.	Gap Credit	Borrower X Gap Credit Report is not missing.; Borrower X Gap Credit Report is not missing.; Document provided is sufficient	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316110	FCRE1364	04/30/2024	Credit	Missing Doc	Borrower 2 Executed 4506-T Missing	Missing XXXX-T for Borrower X signed at application as required by guidelines. Borrower X Executed XXXX-T Provided or Not Applicable (Number of Borrowers equals X)	XXXX-C	Document provided is sufficient	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	04/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304316238	FCOM8997	05/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316238	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316843	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316843	FCRE8999	05/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316938	finding-3352	05/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316938	FCRE1148	05/09/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX	Title	Document provided is sufficient.; Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX; Document provided is sufficient.; Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304317629	finding-3352	05/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317629	finding-2962	05/06/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304317629	finding-47	05/06/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from  XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. The Notary date of X/XX/XXXX is less than X business days prior to disbursement date of X/XX/XXXX, therefore, disbursement should not take place prior to X/XX/XXXX.	Corrected DOT with notary signing on X/XX	updated notarized mortgage provided resolved exception; updated notarized mortgage provided resolved exception	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304317629	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319221	finding-3352	05/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319221	FCRE8999	05/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304324898	FCOM8997	05/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304324898	FCRE1964	05/09/2024	Credit	Missing Doc	Missing income documentation	Missing the Business Narrative which is required for all self-employed borrower's.	Business Narrative	Document provided is sufficient	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304319587	FCOM8997	05/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319587	FCRE8999	05/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319927	FCOM8997	05/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319927	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319953	FCOM8997	05/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304319953	FCRE8999	05/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320628	FCOM1262	05/15/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing Missing the executed right to cancel for XXX	NORTC	Right of Rescission is Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304320628	FCRE5790	05/20/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower X Gap Credit Report is Expired (Greater than XX days from Closing/Settlement Date).	Received Client and Seller response requesting an exception for debt monitoring report > XX days supported by following compensating factors; XX% CLTV, XXX FICO and low DTI ratio. Exception downgraded to a level X/B.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304320628	FCRE5782	05/15/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Credit refresh required per XXX guidelines.	Undisclosed Debt Monitoring showing no new debt; Credit supplement ordered X/XX/XX	Received Client and Seller response requesting an exception for debt monitoring report > XX days supported by following compensating factors; XX% CLTV, XXX FICO and low DTI ratio. Exception downgraded to a level X/B.
; Debt monitoring report is greater than XX days from Note date.; Borrower X Gap Credit Report is not missing.; Document provided is sufficient; Credit supplement not sufficient to verify if any new debt was obtained. Need a Gap Credit report dated within XX days of closing.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Acknowledged		No	D	B	D	B	D	B	D	B	D	B	D	B
XXX	XXXXX	304320628	FCRE2109	05/15/2024	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	showing bank statement calculation for business.	Income analysis	Document provided is sufficient	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	05/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304320644	finding-3352	05/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320644	finding-2962	05/28/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320644	FCRE8999	05/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320736	finding-3352	05/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320736	FCOM1227	05/28/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing	PUD Rider	The PUD Rider is Present or is Not Applicable (Property Type is PUD); Document provided is sufficient	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321614	FCOM8997	05/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304321614	FCRE9780	05/02/2024	Credit	Missing Doc	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing Subject property is an investment.	Affidavit of Occupancy	Business Purpose Affidavit/Disclosure Provided; Business Purpose Affidavit/Disclosure Provided; Correction, after review of Seller guidelines, a business purpose affidavit is not required. Exception Resolved.; An affidavit of occupancy is not the same as a Business Purpose Affidavit. Subject transaction is a business purpose loan which requires a Business Purpose Affidavit that provides the purpose of subject loan along with occupancy. Exception Remains.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304321614	FCRE7497	05/02/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	For new primary residence mortgage payment for XXX	Xst Payment Letter and Note for XXX	Received first payment letter and Note for borrower's new primary residence. Exception Resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304322202	finding-3352	06/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322202	FCRE1183	06/04/2024	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided . The loan file contains a XXXX Transmittal Summary, but missing the final Lender Loan Approval.	Exception is non-material and graded as level X/B.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304322201	FCOM8997	05/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322201	FCRE1148	05/21/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX is Less than Total Amount of Subject Lien $XXXXXX, Lender to provide an updated policy to reflect the subject lien insured amount	Prelim	Document provided is sufficient; Title Coverage Amount of $XXXXXX is equal to or greater than Total Amount of Subject Lien $XXXXXX	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304322792	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to A.	Informational only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304322792	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328898	FCOM8997	06/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	06/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304328898	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323408	FCOM8997	05/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304323408	FCRE8999	05/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092889	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092889	FCRE5782	03/01/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note Date to verify newly opened accounts, judgements, tax liens or undisclosed debt for. However, the loan file is missing this pre-close credit report for the borrower.	Pre-Close Credit Report	Borrower X Gap Credit Report is not missing.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factor	Resolved	03/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304089533	FCOM8997	02/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating Factor

Borrower has stable job time - Borrower has X.X years on job. Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor	Resolved	02/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092619	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Borrower on job X.XX, currently receiving disability.	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304092619	FCRE1316	03/06/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Per FNMA Selling Guide verification of borrower being on temporary leave and when borrower is coming back is required. Lender required to meet FNMA Guidelines section BX-X.X-XX and BX–X.X.	The Final XXXX does not have an income for XXX. We are using his Social Security income.	Borrower X Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Borrower on job X.XX, currently receiving disability.	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304092619	FCRE4963	03/06/2024	Credit	Debt	No evidence of required debt payoff	Missing payoff demand for XXX acct#XXX	PAYOFF FOR XXX	Received dept payoff letter. Exception Resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Borrower on job X.XX, currently receiving disability.	Resolved	03/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304092619	FCRE5782	03/06/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Pre-close credit report within XX calendar days of the Note date is missing from the file.	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% compensating factor

											Borrower has stable job time - Borrower has X.XX years on job. Borrower on job X.XX, currently receiving disability.	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304093421	FCOM8997	03/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304093421	FCRE5782	03/06/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Missing Pre Closing Credit Report that needs to be provided within XX days from the Note date.	Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor	Resolved	03/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304243214	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304243214	FCRE8999	04/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244654	FCOM8997	04/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304244654	FCRE8999	04/16/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying DTI below max allowed. - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320250	FCOM8997	05/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304320250	FCRE8999	05/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316166	finding-3352	05/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316166	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314158	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314158	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Please advise what is needed as all suspense items are cleared?		Original LTV is Below the Guideline Maximum - Qualifying DTI below max allowed. - Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314219	FCOM1227	05/08/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing	I have uploaded the PUD Rider	PUD Rider provided;	Borrower has stable job time - Qualifying DTI below max allowed. - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304315202	FCOM8997	05/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315202	FCRE8999	05/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314990	FCOM8997	05/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304314990	FCRE8999	05/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	05/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315408	FCOM8997	05/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304315408	FCRE8999	05/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	05/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316918	FCOM8997	05/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational only	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304316918	FCRE8999	05/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Qualifying DTI below max allowed. - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	05/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098011	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098011	FCRE5782	03/12/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304099183	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304099183	FCRE5783	03/07/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within XX calendar days of the Note date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304099183	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing The lender approval in file reflects a pre-close credit report dated within XX calendar days of the Note date is required to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304099183	FPRO1251	03/07/2024	Credit	Property	Property Zoning Does Not Meet Program Requirements	The subject property zoned agricultural is ineligible per the XXX guidelines. Documentation in file indicate the lender approved a lender exception. However missing the Lender Exception Form with compensating factors to downgrade exception to a level X/B.	EXECTION APPVL FOR PROP TYPE	Received an email correspondence which reflects lender granted an exception for being XXX. There were no compensating factors identified by the lender other than the loan meets investor guidelines. Exception Downgraded.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304071184	FCOM8997	01/17/2024	Compliance	Data	No Compliance Findings	No compliance related findings were not identified on the loan.		Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304071184	FCRE9995	01/16/2024	Credit	Assets	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXXX.XX are less than AUS Required Reserves of $XXXX.XX Per Underwriting comments on final XXXX X months of reserves required, while the guidelines require X months of reserve for LTV higher than XX%. Therefore reserves are insufficient.	LOE and documenation for both open Credit conditions; Audited Reserves Rebuttal	; Received the same LOE with Seller Response indicating the XXXX was signed on XX/XX, the Note is dated XX/XX/XX and a guideline Bulletin XXXX-XXX dated XX/XX/XXXX changed the reserve requirements from X-moinths to X-months. Also received the guidelines dated XX/XX/XXXX that were utilized to complete the Audit on the loan, along with undated Guidelines. The guidelines dated XX/XX/XXXX page XX and XX reflect all the revisions these guidelines have had from X/XX/XXXX to XX/XX/XXXX. The undated guidelines provided on page XX also reflect the Revisions this set of guidelines have had between XX/X/XXXX to X/XX/XXXX, which suggests the undated guidelines are dated prior to the XX/XX/XXXX guideline. Further, the XX/XX/XXXX also confirm the updated reserve requirements went into effect on XX/XX/XXXX which changed the reserve requirements from X-months to X-months, because XX/XX/XXXX is after the Note date, it is safe the say the X-month reserve requirements applied to loans prior to XX/XX/XXXX, which includes the subject loan, even though the guidelines provided are not dated. Therefore, when the loan was underwritten the loan was eligible with X-months reserves, rather than X-months. Exception Resolved.; Received seller response indicating the XXXX was signed on XX/XX, the Note is dated XX/XX/XX. A guideline Bulletin XXXX-XXX dated XX/XX/XXXX changed the reserve requirements from X-moinths to X-months for loans with a LTV higher than XX%. However, the guidelines provided to review the loan file are dated XX/XX/XXXX, X business days prior to the Bulletin. Need the guidelines utilized to underwrite the subject loan dated prior to XX/XX/XXXX. Exception Remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	01/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304071184	FCRE1198	01/16/2024	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Audited Reserves of X.XX month(s) are less than Guideline Required Reserves of X month(s) Per Underwriting comments on final XXXX X months of reserves required, while the guidelines require X months of reserve for LTV higher than XX%. Therefore, reserves are insufficient.		Audited Reserves of X.XX month(s) are greater than or equal to Guideline Required Reserves of X month(s)	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating Factor	Resolved	01/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304241498	FCOM8997	03/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304241498	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253106	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253106	FCRE8999	03/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304069681	finding-3352	02/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. Undiscounted rate higher than closing rate not provided. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304069681	FCRE8999	02/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	02/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304070462	FCOM8997	02/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304070462	FCRE8999	02/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304073850	FCOM8997	01/16/2024	Compliance	Data	No Compliance Findings	No compliance related findings were not identified on the loan.	Please advise what is being asked for. XXX/compliance report is on page XXX of the initial pacakge	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304073850	FCRE8999	01/16/2024	Credit	Data	No Credit Findings	No Credit related findings were not identified on the loan.	; The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%
											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	01/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304073965	FCOM8997	01/16/2024	Compliance	Data	No Compliance Findings	No compliance related findings were not identified on the loan.	Please advise what is being asked for. XXX/compliance report is on page XXX of the initial pacakge	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	01/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304073965	FCRE8999	01/16/2024	Credit	Data	No Credit Findings	No Credit related findings were not identified on the loan.	; The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	01/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304084689	FCOM8997	01/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304084689	FCRE8999	01/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	01/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253065	FCOM8997	03/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253065	FCRE8999	03/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253064	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253064	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255838	finding-3352	03/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304255838	finding-3367	03/18/2024	Compliance	Disclosure	RESPA Homeownership Counseling Organizations Disclosure Date Test	This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( XX CFR §XXXX.XX(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than XX days prior to the time when the list is provided to the loan applicant from either:(X)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(X)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(b) and as it relates to §XXXX.XX (list of homeownership counseling organizations provided not later than X business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations.	HOI disclosure	Fired in error/ out of scope.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304255838	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253063	FCOM8997	03/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	03/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253063	FCRE8999	03/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	03/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304076753	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304076753	FCRE8999	03/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factor

Borrower has stable job time - Borrower has X.XX years on job. Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factor	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304077219	FCOM8997	01/19/2024	Compliance	Data	No Compliance Findings	No compliance related findings were not identified on the loan.	XXX/Compliance report starts on page XXX of the package that was uploaded	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX.XX% Compensating Factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX.XX% Compensating Factors	Resolved	01/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304077219	FCRE8999	01/19/2024	Credit	Data	No Credit Findings	No Credit related findings were not identified on the loan.	Please advise what you all are asking for. Credit report starts on page XXX of the package that was uploaded	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factors

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX.XX% Compensating Factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX.XX% Compensating Factors	Resolved	01/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253105	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253105	FCRE8999	03/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253104	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253104	FCRE8999	03/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304077683	FCOM8997	02/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304077683	FCRE8999	02/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302220	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304302220	FCRE8999	03/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304084549	FCOM8997	02/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304084549	FCRE8999	02/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	02/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253103	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253103	FCRE8999	03/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094295	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum -

Borrower has stable job time -

Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

											Qualifying DTI below max allowed. -	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304094295	FCRE8999	04/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum -

Borrower has stable job time -

Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

											Qualifying DTI below max allowed. -	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304097499	FCOM8997	03/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304097499	FCRE8999	03/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	03/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098238	FCOM8997	03/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098238	FCRE8999	03/26/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	03/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098871	FCOM8997	03/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304098871	FCRE1148	03/29/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $X is Less than Total Amount of Subject Lien $XXXXX	title	Title Coverage Amount of $XXXXX is equal to or greater than Total Amount of Subject Lien $XXXXX	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	03/29/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304100708	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304100708	FCRE8999	04/03/2024	Credit	Data	No Credit Findings	No credit findings. The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time Original LTV is Below the Guideline Maximum - Original CLTV is Below the Guideline Maximum -	Resolved	04/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101110	FCOM8997	04/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	04/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304101110	FCRE8999	05/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Original CLTV is Below the Guideline Maximum - Original LTV is Below the Guideline Maximum -	Resolved	05/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109738	FCOM8997	03/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304109738	FCRE8999	03/19/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	03/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253062	FCOM8997	04/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum -

Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum -

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum -	Resolved	04/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304253062	FCRE1148	04/19/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXX.XX is Less than Total Amount of Subject Lien $XXXXX Please provide updated title coverage.	title	Title Coverage Amount of $XXXXX is equal to or greater than Total Amount of Subject Lien $XXXXX	Qualifying FICO is Greater than the Guideline Minimum -

Qualifying DTI below max allowed. -

Original CLTV is Below the Guideline Maximum -

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum -	Resolved	04/19/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378571	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378571	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378570	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Fraud Report is missing from the loan file.	; Missing Third Party Fraud Report; Fraud Report received with alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378570	FCOM8997	08/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378569	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378569	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378568	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378568	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378567	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.X years on job. Compensating factors	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378567	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.X years on job. Compensating factors	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378566	FCRE1193	08/04/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX%. Lender just accounted half of payment for property XXX without supporting documentation. Missing Rental Income documentation for property XXX	Regarding XXX: Owned in a partnership, borrowers' trust owns XX%. Qualifying with XX% of the PITI.

Regarding XXX: Owned in a partnership, Borrowers' trust owns XX%. Rental income calculated using for XXXX. Please see supporting documentation. ; Regarding XXX: Owned in a partnership, Borrowers' trust owns XX%. Rental income calculated using for XXXX. Please see supporting documentation. Please note I'm still working on XXX.	Documents provided are sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378566	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378566	FCRE1203	08/21/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud Report reflects potential ownership of XXX at same time borrower owned subject property. The address is not reflected on the XXX or the Real Estate tax schedules of the borrower's businesses. The XXX credit repository does reflect XXX as a prior or current address. An on-line property search does reflect borrower as a current or prior owner. XXX is inconclusive. A Letter of Explanation is required for clairification of ownership.	Per XXX, current owner is XXX	Document provided is sufficient. Fraud alert cleared. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378565	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378565	FCRE1437	07/31/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines A WVOE could not be located in the file to support the use of the borrower's overtime income. A WVOE required to document the overtime income utilized and the continuance. Additionally missing income worksheet.	Per FNMA BX-X.X-XX, Bonus or Overtime can be documented with a paystub and X years WX's.

Please see attached income calculation worksheet and income docs. Overtime income was calculated by extracting the base from the XXXX and XXXX income. It is reasonable that the remaining portion is overtime.  Borrower has been with current employer since XXXX so it is likely very consistent.

; Income

Documents provided are sufficient. Verification of all income supported. Exception resolved.; Income and Employment Meet Guidelines	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378565	FCRE7009	07/31/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Coverage is not sufficient for the Xst $XXX,XXX and Xnd mortgage $XXX,XXX on the property. The appraisal also reflects the Total Estimate of Cost-New is $XXX,XXX. No evidence of a Replacement Cost Estimate (RCE).	RCE	Received evidence of sufficient hazard coverage. Exception resolved. ; Hazard Insurance coverage meets guideline requirement; Hazard Insurance coverage of $XXXXXX is less than required coverage required	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378565	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378564	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378564	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378563	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378563	FCOM8997	08/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378562	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378562	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378561	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378561	FCRE1316	08/03/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The lender guidelines required a VVOE with in XX days of closing; however, the loan file didn't contain a VVOE.	VOE	Received WVOE. Exception resolved. ; Borrower X Xrd Party VOE Prior to Close Was Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378561	FVAL9739	08/12/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: File is missing Property Condition Inspection required by XXX guidelines.	AVM, PCI	Received missing PCI. Exception resolved. ; Property/Appraisal Meets Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378561	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378560	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378560	FCOM8997	08/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378559	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378559	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378558	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378558	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378557	FPRO1242	08/11/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. Appraisal or AVM missing on file	AVM, PCI	Received AVM, Exception Resolved.; Appraisal is Present or is Waived	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378557	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378557	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378556	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378556	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378555	FCRE1201	08/22/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378555	FCRE1964	08/20/2024	Credit	Missing Doc	Missing income documentation	Guidelines require the most recent pay stub for salaried Borrowers. Borrower's paystub in file was dated XX/XX/XXXX. Note date was XX/XX/XXXX.	Paystub response	Document provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378555	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378554	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378554	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378553	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378553	FCOM8997	08/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378551	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets Guidelines Borrower has stable job time - Borrower has XX.X years on job.	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378551	FCRE5770	07/31/2024	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Borrower X Credit Report is Missing. Loan file only contains a credit supplemental. A full credit report required to verify qualified FICO and debt obligations.	Credit report	Received missing credit report. Exception resolved. ; Received missing credit report. Exception resolved. ; Borrower X Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets Guidelines Borrower has stable job time - Borrower has XX.X years on job.	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378551	FCRE1197	07/31/2024	Credit	Eligibility	Audited FICO is less than Guideline FICO	Audited FICO of is less than Guideline FICO of XXX. Loan file only contains a Credit Supplement. A full credit report required to verify qualified FICO scores and liabilities.	Credit report	Audited FICO of XXX is greater than or equal to Guideline FICO of XXX; Loan file only contains a Credit Supplement. A full credit report required to verify qualified FICO scores and liabilities.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets Guidelines Borrower has stable job time - Borrower has XX.X years on job.	Resolved	07/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378551	FCRE1206	07/31/2024	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Fraud Report is missing from the loan file.		All Interested Parties Checked against Exclusionary Lists	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets Guidelines Borrower has stable job time - Borrower has XX.X years on job.	Resolved	07/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378551	FCRE1205	07/31/2024	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared Fraud Report is missing from the loan file.		OFAC Check Completed and Cleared	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets Guidelines Borrower has stable job time - Borrower has XX.X years on job.	Resolved	07/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378551	finding-3800	08/01/2024	Compliance	ComplianceEase	Qualified Mortgage Lending Policy Points and Fees Test	This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXX.XX(e)(X))The loan amount is $XXX,XXX.XX or more, and the transaction's total points and fees is $XX,XXX.XX, which exceeds X percent of the total loan amount of $XXX,XXX.XX; orThe loan amount is less than $XXX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $XX,XXX.XX, which exceeds $X,XXX.XX; orThe loan amount is less than $XX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $XX,XXX.XX, which exceeds X percent of the total loan amount of $XXX,XXX.XX; orThe loan amount is less than $XX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $XX,XXX.XX, which exceeds $X,XXX.XX; orThe loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $XX,XXX.XX, which exceeds X percent of the total loan amount of $XXX,XXX.XX. There's no undiscounted rate to clear the points and fees in the loan file.	Non QM	XXX in file indicates loan was originated as non QM - exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets Guidelines Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378550	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378550	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378549	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378549	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378548	FPRO1137	08/13/2024	Credit	Appraisal	The appraiser was not licensed (Primary Value)	Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date According to the XXX licensing lookup information, the appraiser was not licensed at the time of the subject property appraisal on XX/XX/XXXX. Appraiser was licensed on XX/XX/XXXX.	Please see attached	Document provided is sufficient. Exception resolved.; Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378548	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378548	FCRE1203	08/26/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud Report reflects undisclosed property owned by co-borrower not disclosed on final XXXX: XXX.	Please see attached. Property owned by XXX and XXX.	Document provided is sufficient. Fraud items cleared. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378548	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378547	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378547	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378546	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378546	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378545	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378545	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378545	finding-3430	08/05/2024	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXX.XX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XX.XXX%. The APR threshold to qualify for a safe harbor is XX.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378544	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378544	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378543	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378543	FCRE0360	08/09/2024	Credit	Borrower	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Missing X/XXXX mortgage payment history for subject property first mortgage.	vom	Document provided is sufficient. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378543	FCRE7009	08/09/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required The Required insurance coverage for this transaction is $XXX and current coverage is insufficient by $XXX.	Renewed HOI policy	Document provided is sufficient. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378542	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378542	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378541	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378541	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378540	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378540	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378540	finding-2962	08/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378539	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378539	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378538	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378538	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378536	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378536	FCRE1146	08/03/2024	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Missing a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (MRELP) as required for properties in the state of XXX per Guidelines.	Mis	Document provided is sufficient. Exception resolved.; Title Document is fully Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378536	FCRE1316	08/03/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing verbal verification of employment (VVOE) dated within XX business day of close as required per Guidelines.	Please see the attached post-close XXX VOE which confirms the borrower is still employed at XXX. This, in combination with the pre-closing VOE, should be sufficient to clear the finding.	Document provided is sufficient. VOE supports employment. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378536	FCRE1305	08/03/2024	Credit	Income/Employment	Income 2 Income Trend is Decreasing	Income X Income Trend is Decreasing The Borrower’s bonus has declined from prior years to XXXX. FNMA requires that additional analysis be conducted to determine if any income should be used in qualifying the Borrower. Provide a reasonable explanation for the declining trend to support the current income has stabilized.	FNMA BX-X.X-XX does not specifically state that bonus income should be excluded in a case like this. We agree the bonus has declined, but we used the lowest bonus figure to qualify. It is noted that the borrower is XXX with current employer since XXX, it's unlikely the bonus would go away	Explanation provided is sufficient. Exception resolved.; Income X Income Trend is Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378536	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378535	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378535	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378534	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378534	FCRE1316	08/03/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing - Verification of Employment (X/X/XXXX) exceeds XX days of Close (X/XX/XXXX) allowed by guidelines.	The XXX VOE was ordered on X/X/XX which is XX business days prior to the Note X/XX/XX. XX/XX/XXXX should be excluded because it's a federal holiday.	Received evidence of VOE. Exception resolved. ; Borrower X Xrd Party VOE Prior to Close Was Provided; Borrower X Xrd Party VOE Prior to Close Missing	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378534	FCRE1193	08/03/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% - Lender qualified borrower using Bonus income, however, no WVOE in file to verify continuance and history of income, therefore, Audit excluded the income from DTI.	Per FNMA BX-X.X-XX, Bonus or Overtime can be documented with a paystub and X years WX's.

									Please see attached income calculation worksheet and income docs. Bonus income was calculated by extracting the base from the XXXX and XXXX income. It is reasonable that the remaining portion is Bonus. Borrower has been with current employer since XXXX so it is likely very consistent.	Received evidence of Bonus income. Exception resolved. ; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378534	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378533	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378533	finding-2838	08/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378533	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378532	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378532	FCOM8997	08/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378531	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Provide fraud report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378531	FCRE1316	08/04/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing The file contains a verification of employment dated X/XX/XX. Provide a VVOE dated within XX days of Close (XX/XX/XXXX), showing the borrower is actively employed.	voe	Document provided is sufficient. VOE is acceptable. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378531	FVAL3825	08/04/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX part of disaster XXX (X/X/XX). The appraisal is dated X/XX/XXXX, the XXX is dated X/XX/XXXX, and the Note is dated X/XX/XX. A property Condition report is not in the file. Provide Property inspection report to confirm the property is free of damage.	PDI	Document provided is sufficient. Post disaster inspection indicates no damage. Exception resolved.; Property Inspection Provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378531	FCOM8997	08/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378530	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378530	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378529	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378529	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378528	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines

											Borrower has stable job time - Borrower has XX.XX years on job. This is correct	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378528	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines

											Borrower has stable job time - Borrower has XX.XX years on job. This is correct	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378527	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378527	FCRE1170	08/10/2024	Credit	Insurance	Flood Insurance Expiration Date is before the Note Date	Flood Insurance Expiration Date of XX-XX-XXXX is prior to the Note Date of XX-XX-XXXX Flood Insurance has expired- pleas upload current Flood Insurance Policy	Flood policy	Document provided is sufficient. Flood policy in effect. Exception resolved.; Flood Insurance Expiration Date of XX-XX-XXXX is equal to or after the Note Date of XX-XX-XXXX Or Flood Insurance Expiration Date Is Not Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378527	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378526	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378526	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378526	finding-2978	08/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378525	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378525	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	FCRE1159	08/03/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Hazard Insurance Effective Date is XX-XX-XXXX and the old insurance is not in file.	HOI	Document provided is sufficient. Hazard policy is in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378523	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378523	FCRE1440	08/08/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements A payment history showing the borrower made their XX/XX/XXXX loan payment on the first mortgage and was current at time of closing. Lender to please provide a payment history showing borrower was current.	Please see attached	Received Mtg. pay history. Exception resolved. ; Housing History Meets Guideline Requirements	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378523	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378522	FCRE1201	08/22/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378522	FCRE1254	08/20/2024	Credit	Title	Property Title Issue	Property Title Issue X liens in Title , XXX, please clarify or provide evidence in order to omit it	XXX is not a lien, it's a deed transfer. The XXX lien was removed on the second run of title.	Document provided is sufficient. Exception resolved.; Property Title Issue Resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378522	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378521	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378521	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378520	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378520	FCRE1440	08/20/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing verification of XX/XX/XXXX and XX/XX/XXXX mortgage payments.	Please see attached	Document provided is sufficient. Mortgage history acceptable. Exception resolved.; Housing History Meets Guideline Requirements	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378520	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378519	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378519	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378518	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Fraud report is missing.	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Audited CLTV exceeds guideline CLTV.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378518	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Audited CLTV exceeds guideline CLTV.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378517	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378517	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378516	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Fraud Report is not in file.	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378516	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378515	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378515	FCOM8997	08/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378514	FCRE1201	08/21/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378514	FCRE1173	08/11/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOI	received Master Ins Policy. Exception Resolved.; HO-X Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378514	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378513	FCRE1319	08/02/2024	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Borrower X Personal Tax Returns Missing Unable to locate the borrower's XXXX tax returns as the borrowers IRS transcripts shows not on file. Lender to provide XXXX XXXX's or provide proof of an extension.	The XXXX tax returns are on extension. Please see attached.	Received missing tax extension. Exception resolved. ; Borrower X Personal Tax Returns Provided; Borrower X Personal Tax Returns Missing	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378513	FCRE1350	08/02/2024	Credit	Missing Doc	Borrower 2 Personal Tax Returns Missing	Borrower X Personal Tax Returns Missing Unable to locate the borrower's XXXX tax returns as the borrowers IRS transcripts shows not on file. Lender to provide XXXX XXXX's or provide proof of an extension.	The XXXX tax returns are on extension. Please see attached.	Received missing tax extension. Exception resolved. ; Borrower X Personal Tax Returns Provided or Not Applicable (Number of Borrowers equals X); Borrower X Personal Tax Returns Missing	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378513	FCRE7009	08/02/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Required Coverage insurance is $XXXXXX.XX	RCE	Document provided is sufficient. Hazard coverage acceptable, meets guidelines. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378513	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378513	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378512	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378512	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378510	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378510	FVAL2477	08/10/2024	Credit	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Appraisal pages cut-off at bottom	Appraisal	Received complete appraisal. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378510	FCOM8997	08/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378509	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378509	FCRE1193	08/06/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The DTI is over the XX% limit due to liabilities the on the XXXX reflects an amount of $XXX; however, after a review the other debt was $XXX. Missing evidence that the XXX and XXX credit statements match to the accounts on the credit report, also need all pages of each statement reflecting a lower balance as used by the lender.	Please see attached. XXX #XXXX ad XXX #XXXX were paid off prior to close. XXX #XXXX was transferred to XXX #XXXX. ; The DTI is over the XX% limit due to, the other debt on the XXXX reflects an amount of $XXX; however, after a review the other debt was $XXX.	Received Client and Seller response requesting an exception for DTI supported by the following compensating factors: X years in home, XX years employed, XXX FICO, X x XX on mortgage, XX.X% CLTV. Exception downgraded to a level X/B.; Documents provided reflect XXX, XXX and XXX are paid. XXXB minimum payment is now $XX.XX, and the XXX card minimum payment is $XXX.XX, for a total of $XXX.XX. Total DTI is XX.XX. Exception remains.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304378509	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378508	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378508	FCRE1173	08/15/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy	HOI	Document provided is sufficient. HXX policy in effect. Exception resolved.; HO-X Master Insurance Policy is fully present	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378508	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378508	finding-2962	08/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378507	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378507	FCRE3978	07/31/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Credit report reflects the Xst lien monthly payment of $XXX, but loan file missing mortgage statement to show breakdown and if this monthly payment includes taxes and insurance.	Please see attached. Only HOI is escrowed, provided verification of taxes.	Documentation provided is sufficient. Proof of PITI supports calculated housing expense. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378507	finding-2838	08/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378507	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378506	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378506	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378505	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378505	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378504	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378504	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378503	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378503	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378502	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378502	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378501	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378501	FCOM8997	08/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378500	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378500	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378499	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378499	FCOM8997	08/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378498	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378498	FCRE1360	08/11/2024	Credit	Missing Doc	Borrower 2 Paystubs Missing	Borrower X Paystubs Missing Borrower X Current Paystub is missing, please upload current paystub to the file	Please see attached	Document provided is sufficient. Exception resolved.; Borrower X Paystubs Provided or Not Applicable (Number of Borrowers equals X)	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378498	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378497	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378497	FCRE1316	08/04/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing VVOE dated within XX business days of closing.	The file includes two pre-close VOE's but both are outside the XX day window. I pulled a post-close VOE to confirm borrower is still employed. Post-close VOE's are acceptable to FNMA.	Document provided is sufficient. VOE is acceptable. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378497	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378496	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378496	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378495	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378495	FCRE1437	08/13/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Borrower does not have most recent X year WX (XXXX) per guidelines. Only WX in file is XXXX.	XXXX WX	Document provided is sufficient. XXXX W-X supports income/employment. Exception resolved.; Income and Employment Meet Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378495	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378494	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378494	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378492	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378492	FCRE1347	08/04/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing . The loan file is missing the VVOE for the co borrower.	WVOE	Document provided is sufficient. VOE supports employment. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378492	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378491	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets Guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets Guidelines

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378491	FCRE1182	08/05/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets Guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets Guidelines

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378491	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets Guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets Guidelines

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378490	FCRE1333	08/04/2024	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower X WVOE Missing Missing WVOE to support overtime/variable income.	Borrower was qualified with overtime of $X.XX. If removed, the adjusted DTI is XX.XX% which is within tolerance.	Explanation provided is acceptable. DTI within guidelines. Exception resolved.; Borrower X WVOE Provided	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378490	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378490	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378489	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378489	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378488	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378488	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378487	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378487	FCRE1159	08/02/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Servicing shows premium was paid	HOI	Received previous years active policy. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378487	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378486	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378486	FCRE1193	08/17/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI exceeds allowable guideline of XX% due to income calculated less than lender. Calculated income $XXXX.XX compared to lender $XXXX.XX.	The borrower receives X sources of SSI. Disability and disability as the dependent of a wage earner. Borrower does not file taxes.	Document provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378486	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378485	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378485	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378485	finding-2623	08/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

								While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378484	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378484	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378483	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378483	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378482	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378482	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378480	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378480	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378478	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378478	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378477	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378477	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378476	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378476	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378475	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Fraud report is missing .	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378475	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378474	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378474	FCRE1193	08/04/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX%. Approval DTI does not include a installment loan with XXX crest credit with a payment of $XXX.XX also homeowner's insurance went up from $XX.XX to $XXX.XX with supporting documentation.	Per the XXX in effect at the time of application, taxes and insurance are calculated using the proposed amount. Per XXX screen in file, the insurance is $XX.XX.
									; Regarding XXX: please see attached which shows the borrower's XXX makes the payment. I'm still working on the HOI issue.	Documents provided are sufficient. DTI within guidelines. Exception resolved.; Audited DTI of XX.X% is less than or equal to Guideline DTI of XX%; Received a pay history for XXX verifying payments of over $XXX monthly. Please include this payment into the DTI.	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378474	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378474	finding-2962	08/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378473	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378473	FCRE5116	08/04/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Mortgage Statement/Verification of Mortgage needs to be provided. Credit report reflects last payment date XX/XXXX.	Please see attached	Document provided are sufficient. Mortgage statement and mortgage history supported. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378473	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378472	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378472	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378472	finding-2962	08/04/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378471	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378471	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378470	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378470	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378470	finding-2502	08/10/2024	Compliance	Points & Fees	XXX Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378469	FCRE1201	08/21/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378469	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378468	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378468	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378467	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378467	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378466	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378466	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378465	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378465	FCRE5116	07/31/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Current mortgage statement missing from file.	Please see attached	Document provided is sufficient. Mortgage statement supports PITI. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378465	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378464	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378464	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378463	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378463	FCRE1203	08/27/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. A review of the Fraud report reflects an undisclosed property owned with an address of XXX. The date in which the property was acquired was not reflected on the Fraud report; however, it is indicated as currently owned by the borrower. Provide verification that the borrower does not own this additional property or document any outstanding mortgage payments and taxes/insurance/association dues to be included in the qualifying DTI ratio.	Our borrower is a XXX, I believe this property belongs to his XXX. Please see attached.	Documents provided are sufficient. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378463	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378462	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378462	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378461	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378461	FCRE1193	08/11/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Bonus income could not be utilized in the total qualified income, as it was not documented for more than X year ($X,XXX.XX per month) in bonus income was included. The lender stated they had documentation showing the borrower's receipt of a $XX,XXX annual end-of-year bonus for multiple years. However, the XXXX YTD paystubs provided did not show bonus income received, and the only other income documentation provided was a XXXX W-X. The lender identified receipt of a possible WVOE with income through X/XX/XX showing the YTD XXXX base income of $XX,XXX and possible bonus income from previous years. However, this documentation is missing.	Bonus income was used because the WVOE shows receipt for the years of XXXX and XXXX.	Document provided is sufficient. DTI within guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378461	FCRE1964	08/11/2024	Credit	Missing Doc	Missing income documentation	Missing income documentation for the borrower showing bonus income. The lender included bonus income into the DTI. However, the XXXX YTD paystubs and the XXXX W-X do not identify bonus income or provide reason to believe the borrower has received bonus income year after year, as indicated by the income calculation worksheet.	VVOE with bonus income	Received evidence of the bonus income. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378461	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378460	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report.		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378460	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378459	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378459	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378458	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378458	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378455	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378455	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378454	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378454	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378453	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378453	FCRE1193	08/18/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Per FNMA Guidelines, X year WX covering most recent two year period is required to qualify borrower with bonus income. Lender provided one year WX only, as a result, Audit excluded Bonus income for coborrower from DTI.
Per FNMA BX-X.X-XX, bonus/overtime of X year or greater is acceptable. Please see attached income calculation worksheet and XXXX WX. Valerie's overtime income was calculated by extracting base from XXXX income. It is reasonable that the remaining portion is overtime. The borrower has been with current employer since XXXX so it's reasonable to expect overtime income to continue.	Document provided is sufficient. Income supported. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378453	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378452	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378452	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378451	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378451	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378450	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378450	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378449	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378449	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378448	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378448	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378447	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378447	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378446	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378446	FCRE1324	08/05/2024	Credit	Income/Employment	Borrower 1 Tax Returns Not Signed	Borrower X Tax Returns Not Signed Borrower X Tax Returns Not Signed	Refer to last page of the docs. signed page provided	Received the signed tax returns. Exception resolved. ; Borrower X Tax Returns Are Signed	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378446	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378445	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378445	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378444	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Fraud report missing from file	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378444	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378443	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378443	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378442	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378442	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378441	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378441	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378440	FCRE1202	08/02/2024	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Third Party Fraud Report Partially Provided Fraud report is missing.		; Third Party Fraud Report Partially Provided; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378440	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378439	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378439	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378438	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378438	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378437	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378437	FCRE1491	08/05/2024	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements . Cash to close in the amount of $XX.XX was not verified as required by guidelines.	Please see attached	Document provided is sufficient. Assets needed to close are acceptable. Exception resolved.; Asset Qualification Meets Guideline Requirements	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378437	FCRE1203	08/21/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud report reflects undisclosed property XXX	Per XXX. the property is owned by XXX	Document provided is sufficient. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378437	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378436	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378436	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378435	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378435	FCRE1182	08/05/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/05/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378435	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378434	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378434	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378432	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378432	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378431	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378431	FVAL2477	08/10/2024	Credit	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Appraisal in file (pages XX-XXX) have the bottom of each page cut-off. Unable to determine value or if Appraisal was "As-Is" or "Subject-To."	Appraisal	Received complete appraisal. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378431	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378430	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378430	FPRO1500	08/04/2024	Credit	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing HOA cert is not in the file. Please upload HOA Homeowners Certification	Condo Questionnaire	Received the Questionnaire. Exception resolved.; HOA Questionnaire Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378430	FCRE1173	08/04/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy HO-X Master Insurance Policy is missing, please upload Master Insurance to the file.	Master Policy	Received master policy. Exception resolved. ; HO-X Master Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378430	FPRO0951	08/04/2024	Credit	Missing Doc	Condo Approval Missing	Condo Approval Missing Condo approval is Missing/ Please upload Condo Approval to the file.	Exception is non-material and graded as level X/B.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Acknowledged		No	B	B	B	B	B	B	B	B	B	B	B	B
XXX	XXXXX	304378430	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378429	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378429	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378428	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378428	FVAL3825	08/15/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Fema disaster individual assistance declared X/XX/XX, property condition report inspection date X/XX/XX.	PDI	Document provided is sufficient. PDI acceptable. Exception resolved.; Property Inspection Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378428	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378427	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378427	FCRE0360	08/12/2024	Credit	Borrower	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Mortgage Statement in the file is not complete. Need a complete Mortgage statement to confirm PITIA payment.	PITIA	Received evidence of PITIA. Exception resolved. ; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378427	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378426	FCRE1324	08/05/2024	Credit	Income/Employment	Borrower 1 Tax Returns Not Signed	Borrower X Tax Returns Not Signed The borrowers XXXX and XXXX Personal Tax Returns are not signed by the borrower.	Per FNMA BX-X.X-XX, the signed XXXXC is acceptable in lieu of a signed tax return. Located XXXXC in file.	Documents provided are sufficient. Signed XXXX is acceptable. Exception resolved.; Borrower X Tax Returns Are Signed	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378426	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378426	FCRE1193	08/05/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender used property taxes for the subject property of $XXX.XX per month. However, per tax cert in file property taxes are $X,XXX.XX per year = $XXX.XX per month. DTI exceeds guidelines.	Per product profile effective at the time of application (attached), property taxes are calculated using the Proposed Payment from the escrow screen.	Document provided is sufficient. Tax calculation meets guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378426	FCRE1157	08/05/2024	Credit	Missing Doc	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy . File only contains billing statement for policy period, but no coverage amounts provided.	HOI	Hazard Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378426	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378425	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378425	FCRE7497	08/11/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	TIA of $XXX.XX per month for investment property owned known as XXX was not properly documented. The loan file contained proof of XXX Taxes of $XXX.XX per year and proof of monthly fees of $XX.XX/month. Hazard Insurance premium was not documented to support the TIA of $XXX.XX per month used in qualifying.	HOI	Received the missing hazard insurance premium. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378425	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378424	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378424	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378423	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378423	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378423	finding-2962	08/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378422	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378422	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378421	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.X years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378421	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.X years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378420	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378420	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378419	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378419	FCRE1182	08/05/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.		Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378419	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378418	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378418	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378417	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378417	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378416	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378416	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378415	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378415	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant.
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378414	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378414	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378413	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378413	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378412	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Per the lender guidelines a Fraud report is require, the loan file is missing the fraud report.	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378412	FCOM8997	08/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378411	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report.	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378411	FCOM3666	08/02/2024	Compliance	Closing	Loan Originator NMLS Status is Not Active	Loan Originator NMLS Status is Not Active for XXX.	Property is located in XXX and not XXX.	Document provided is sufficient. Exception resolved.; Loan Originator NMLS Status is Active	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378411	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378410	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378410	finding-2838	08/21/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378410	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378409	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378409	FCRE1254	08/10/2024	Credit	Title	Property Title Issue	Property Title Issue The Title Report provided includes X items on the Lien/Judgement information that were not paid at closing.	Please see attached. the title report printed on X/XX/XX reflects no judgments.	Received title report verifying no liens or judgements. Exception resolved. ; Property Title Issue Resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378409	FCRE1333	08/10/2024	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower X WVOE Missing The Lender used overtime income to qualify. Fannie Mae requires at least XX months for the use of overtime income. The loan file includes a YTD pay stub ending XX/XX/XXXX. No additional overtime income was found in the loan file.	Please see attached income calculation worksheet and XXX overtime income was calculated by extracting base from XXXX income. It is reasonable that the remaining portion is overtime. The borrower has been with current employer since XXXX so it's reasonable to expect overtime income to continue.	Received evidence of OT income for prior year. Exception resolved. ; Borrower X WVOE Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378409	FCRE7497	08/10/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The real estate taxes for the investment property listed on the FinaX XXXX were not found in the loan file.	Property details	Received evidence of property taxes. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378409	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378408	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is within the guidelines	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378408	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is within the guidelines	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378408	finding-2623	08/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

								While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is within the guidelines	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378407	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378407	FCRE1437	08/09/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines A WVOE could not be located in the loan file to support the history/continuance of the borrowers overtime income. Please provide a WVOE to support the borrower's overtime income being used to qualify the borrower	Per the CES Product Profile, income is verified with a YTD paystub and X year WX.

Please see attached income calculation worksheet and WX. Overtime income was calculated by extracting the base from the XXXX WX. It is reasonable that the remaining portion is overtime. Borrower has been with current employer since XXXX so it is likely very consistent.; Paystubs with YTD	Received evidence of previous years income. Exception resolved. ; Income and Employment Meet Guidelines; Income and Employment Do Not Meet Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378407	FCRE1440	08/09/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The loan file does not contain documentation to support the borrower had made XX/XX/XXXX payment at time of closing. Lender to provide a updated payment history.	Please see attached	Received evidence of payment history. Exception resolved. ; Housing History Meets Guideline Requirements	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378407	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378406	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378406	FCRE1326	08/18/2024	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Borrower X YTD Profit & Loss Missing Age of income documentation exceeds X months allowed by guidelines - XXXX tax returns signed in XX/XX/XXXX. Missing P&L of current year.	I reviewed FNMA BX-X-XX and BX-X.X and I don't see a requirement for a P&L. Can you please point it out for me? Thanks!	Documents in file are sufficient. Exception resolved.; Borrower X YTD Profit & Loss Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378406	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378405	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378405	FCRE1316	08/04/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	Leave and Earnings Statement (LES) date X/XX/XXXX. Closing date X/XX/XXXX. LES uploaded in lieu of the VOE.	Document provided is sufficient. Guidelines accept an LES. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378405	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378404	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378404	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378403	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378403	FCRE7495	08/04/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Please provide documentation to confirm the Coborrower's student loans are in deferment or forbearance to allow X% of the balance for the qualifying payment. If this cannot be provided, please verify the monthly payment amount due for each student loan.	Please see attached	Document provided is sufficient. Used X% of the balance for student loan payments. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378403	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378402	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378402	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378401	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378401	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378400	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378400	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378399	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378399	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378398	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378398	FCRE7009	08/04/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required Please provide sufficient HOI coverage for the subject property with one of the following: Guaranteed replacement cost coverage, replacement cost or other similar endorsement or a replacement cost estimator from the insurer.	RCE $XXX,XXX	Document provided is sufficient. Coverage is acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378398	FCRE7495	08/04/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Please provide documentation to confirm the borrower's student loans are in deferment or forbearance to use X% of the balance for the qualifying payment amount. If this cannot be provided, please provide documentation to confirm the monthly payment for each of the student loans.	Please see attached	Document provided is sufficient. Used X% of student loan balance for payments. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378398	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378397	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378397	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378396	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378396	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378395	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378395	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378394	FCOM1114	08/02/2024	Compliance	Points & Fees	Late Charge Percent is greater than 6%	Late Charge Percent is greater than X% Per Note in file. XX days XX% late charge- Xnd lien	Note response	Document provided is sufficient. State late penalty supported, Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378394	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378394	FCRE1151	08/02/2024	Credit	Title	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided to be re-review upon receipt of title search	title	Document provided is sufficient. Title report information acceptable. Exception resolved.; Satisfactory Chain of Title has been provided	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378394	FCRE1146	08/02/2024	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Just owners XXX from prior primary purchase, need new search of title, to be re-review upon receipt of title search	Title docs	Document provided is sufficient. Exception resolved.; Title Document is fully Present; Title Document is incomplete or only partially present	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378394	FCRE7495	08/06/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing documentation verifying child support monthly payment of $XXX.XX.	Child support	Document provided is sufficient. Child support verified. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378394	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378393	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378393	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378392	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378392	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378391	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378391	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378390	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XXXXX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378390	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XXXXX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378389	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378389	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378389	finding-2962	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378388	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378388	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378387	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378387	FCRE1497	08/01/2024	Credit	QM-ATR	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered BX does not qualify for OT and other income used by lender as no WVOE or previous years paystubs in file to verify continuity or history.	ATR: Reasonable Income or Assets Was Considered	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378387	FCRE1182	08/03/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. Missing loan approval	Approval/Underwriting Summary is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378387	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378386	FCRE1304	08/11/2024	Credit	Income/Employment	Income 1 Income Trend is Decreasing	Income X Income Trend is Decreasing The borrower's self-employed business XXXX Partnership Income XXXX and XXXX tax returns indicate a decreasing income trend. The ordinary business income for XXXX was $XX,XXX and was $XX,XXX for XXXX. Missing a letter of explanation from the borrower explaining the decreasing income trend.	We acknowledge the reviewer's comments. We used the lower XXXX income to qualify. It should be noted that in XXXX the borrower had higher gross receipts but had higher deductions in the form of Cost of Good Sold $XXXXXX plus Total Deductions $XXXXX. We typically do not request explanation letters in these situations. The partnership started in XXXX so it's reasonable to conclude that he has sufficient resources to maintain the business.	; Explanation provided is sufficient. Exception resolved.; Income X Income Trend is Decreasing	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378386	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378386	FCRE1316	08/10/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing a verification the existence of the borrower's business within XXX calendar days of the note date, as required by the guidelines. A Business Search was completed for the borrower's business, XXX and XXX; however, the search is not dated with a specific search date. The note date is X/XX/XX, and the business search only indicates the search is conducted within the XXX website.	Please see attached	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378386	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378385	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378385	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378384	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378384	FCRE1440	08/09/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements . Missing first lien mortgage statement verifying PITI.	No HOA	Documents provided are sufficient. PITI supported. Exception resolved.; Housing History Meets Guideline Requirements	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378384	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378384	finding-2962	08/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378383	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378383	FCRE1159	08/06/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Please provide a copy of previous Hazard Insurance policy covering XX/XX/XXXX to X/XX/XXXX.	HOI	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378383	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378382	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378382	FCRE1254	08/06/2024	Credit	Title	Property Title Issue	Property Title Issue - The title opinion Exhibit references the property address to be XXX and not XXX. XXX. The Xst mortgage DOT provided in the image file does not support the property address as XXX.	Please see attached subject title report along with first lien DOT, title and appraisal...all of which reflect the address as XXX	Document provided is sufficient. Exception resolved.; Property Title Issue Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378382	FCRE1193	08/06/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Missing evidence of X years OT income. As a result, base wage only from XXX was used along with borrower's SSI income.	Per FNMA BX-X.X, overtime of X year or greater is acceptable. Overtime can be verified with paystubs and WX(s), a WVOE is not required. Please see attached income calculation worksheet and XXXX WX. XXX overtime income was calculated by extracting base from XXXX income. It is reasonable that the remaining portion is overtime. The borrower has been with current employer since XXXX so it's reasonable to expect overtime income to continue.	Document provided is acceptable. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378382	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378381	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378381	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378380	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378380	FCRE1347	08/04/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Please provide a Verbal VOE for Borrower X from XXX, dated within XX business days of closing.	voe	Document provided is sufficient. VOE acceptable. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378380	FCRE7495	08/04/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Please provide evidence the borrower's XXX of XXX student loan #XXX is in deferment or forbearance to use X% of the balance for the qualifying payment or provide the repayment terms.	Please see attached	; Document provided is sufficient. Using X% of student loan account balance when payments are not listed on the credit report. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378380	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378379	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets guidelines

Borrower has stable job time - Borrower has X.XX years on job. Borrower start date is X/X/XXXX so the years on the job is over X.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378379	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets guidelines

Borrower has stable job time - Borrower has X.XX years on job. Borrower start date is X/X/XXXX so the years on the job is over X.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378378	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378378	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378377	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378377	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378376	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378376	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378375	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378375	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378374	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378374	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378374	finding-2962	08/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378373	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378373	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378372	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378372	FCOM8997	08/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378371	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378371	FCOM8997	08/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378370	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378370	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378369	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378369	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378369	finding-2962	08/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378367	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378367	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378366	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.		Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378366	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant		Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378365	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378365	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378364	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378364	FVAL3825	08/26/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Manatee county under individual assistance for XXX (XXX) declared XX/XX/XXXX.	x	Document provided is sufficient. Exception resolved.; Property Inspection Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378364	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378363	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378363	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378362	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378362	FCRE7569	08/03/2024	Credit	Debt	Mortgage history for primary residence less than 12 months	Missing SSE screenshot of mortgage XX month loan history required per lender guidelines if a mortgage loan is serviced by XXX.	pay history	Document provided is sufficient. Pay history acceptable. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378362	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378361	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378361	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378360	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378360	FCRE1316	08/10/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	voe	Borrower X Xrd Party VOE Prior to Close Was Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378360	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378359	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378359	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Xnd lien HPML requirements met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378359	finding-2962	08/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Xnd lien HPml requirements met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378358	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided; ; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378358	FCRE1316	08/09/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing VVOE required XX days prior to closing	response	Received VOE. Exception resolved. ; Borrower X Xrd Party VOE Prior to Close Was Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378358	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378357	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378357	FCRE1316	08/20/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Please provide third party business verification for XXX	Please see attached	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378357	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378356	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378356	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378355	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378355	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378354	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378354	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378353	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378353	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378352	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378352	FCOM1221	08/09/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Missing last page of Security Deed, signature notary page.	DOT	Received missing signature page of the DOT. Exception resolved. ; The Deed of Trust is Present and Complete	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378352	FCRE6911	08/15/2024	Credit	Eligibility	DTI exceeds program maximum	Audited DTI of XX.XX% exceeds Guideline DTI of XX%. Lender utilized property tax amount for subject property of $XXX.XX per month rather than full amount of $XXX.XX per month ($X,XXX.XX county + $X,XXX.XX city) per tax cert in file.	Per the CES Product Profile in effect at the time of application, taxes and insurance are calculated using the proposed amount…the shortage and reserves amounts are not to be included.	Document provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378352	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378351	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378351	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378351	finding-2962	08/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378350	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378350	FCRE1203	08/22/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report is Resolved or None Exists. Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378350	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378349	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378349	FCRE1193	08/10/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender qualified borrower using OT and Bonus with no WVOE or X years paystubs in file verifying history and continuance.	When you calculated the liabilities did you exclude XXX #XXX $XXX payment? The borrowers' son makes the payments. Please see attached. ; Per the XXX Product Profile, income is verified with a YTD paystub and X year WX.

Please see attached income calculation worksheet and WX. Overtime income was calculated by extracting the base from the XXX. It is reasonable that the remaining portion is overtime. Borrower has been with current employer since XXX so it is likely very consistent.	Document provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Received evidence of OT income. Audited DTI of XX.XX% exceeds Guideline DTI of XX%. Audited liabilities total $X,XXX VS. lenders total of $X,XXX.; Audited DTI of XX.XX% exceeds Guideline DTI of XX%; Audited DTI of XX.XX% exceeds Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378349	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378348	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378348	FCOM8997	08/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378347	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378347	FCRE1316	08/03/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing VVOE dated within XX business days of close.	VOE	Received missing VOE. Exception resolved. ; Borrower X Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378347	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378346	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378346	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378345	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378345	FCOM1233	08/06/2024	Credit	Missing Doc	The Final 1003 is Incomplete	The Final XXXX is Incomplete . Complete final XXXX is missing from the loan file.	Final XXXX	Received final XXXX. Exception resolved. ; The Final XXXX is Present	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378345	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378345	finding-2623	08/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378344	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378344	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378343	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378343	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378342	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378342	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgrade to an A	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378341	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378341	FCRE1183	08/05/2024	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Loan Approval is missing.	Approval/Underwriting Summary is fully present	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/05/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378341	FCRE1206	08/05/2024	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Fraud Report is missing.	All Interested Parties Checked against Exclusionary Lists	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378341	FCRE1205	08/05/2024	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared Fraud Report is missing.	OFAC Check Completed and Cleared	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378341	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378340	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378340	FCRE7009	08/07/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Per Guidelines:
A minimum of XXX% of replacement cost is required for the homeowner’s insurance policy.
● Evidence of replacement cost may be demonstrated with
○ Guaranteed replacement cost or
○ Replacement cost, or other similar endorsement, or
○ Replacement cost estimator

The Insurance XXX page in file does not state guaranteed replacement, nor was there a Replacement cost estimator in file.	The HOI dwelling coverage amount of $XXX,XXX is sufficient to cover the Xst and the Xnd lien. Total loan amount $XXX,XXX.XX and with an appraised value of $XXX,XXX Guideline regarding required coverage amount uploaded	Received evidence of sufficient hazard coverage. Exception resolved. ; Hazard Insurance coverage meets guideline requirement	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378340	FCRE1193	08/07/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender used base salary of $X,XXX.XX per month ($X,XXX.XX twice per month); however, YTD regular earnings and XXXX WX earnings do not support Lender's income. Regular earnings are $XX,XXX through XX/XX/XXXX. Borrower's paystub includes overtime and shift differentials.	I agree with the reviewer. I noticed that the paystub reflects overtime and shift differential, so I ordered a WVOE which shows that the borrower has a history of overtime income. Using YTD base $XXXX.XX plus YTD "other" $XXX.XX = $XXXX.XX. Please see attached.	Document provided is sufficient. Income is acceptable. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378340	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378339	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378339	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378338	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378338	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378337	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378337	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378336	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378336	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378335	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378335	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378335	finding-2623	08/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378334	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378334	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378333	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378333	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant
This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378332	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378332	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378331	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378331	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378330	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378330	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only;	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378329	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378329	FCRE5116	08/12/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. First lien payment history was not verified in loan file.	Mtg statement	Received VOM. Exception resolved. ; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378329	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Borrower has stable job time - Borrower has X.XX years on job. Comp factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378328	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378328	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378327	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378327	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378326	FCRE1201	07/31/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378326	FCRE1206	07/31/2024	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists.	All Interested Parties Checked against Exclusionary Lists	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378326	FCRE1205	07/31/2024	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared	OFAC Check Completed and Cleared	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	07/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378326	FCRE1182	08/05/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378326	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378325	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378325	FVAL3825	08/22/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection.	x	Document provided is sufficient. Exception resolved.; Property Inspection Provided.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378325	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378324	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets Guidelines	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378324	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets Guidelines	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378323	FCRE1173	08/12/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-X Master Insurance Policy Please provide copy of Master Insurance Certificate and Home Owners Association monthly payment.	Received missing master policy. Exception resolved. ; Master	HO-X Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378323	FCRE1201	08/22/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378323	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378322	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378322	FCRE1157	08/03/2024	Credit	Missing Doc	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy	HOI	Received hazard policy. Exception resolved.; Hazard Insurance Policy is fully present	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378322	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378321	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378321	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378320	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378320	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378319	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378319	FPRO1245	08/01/2024	Credit	Appraisal	Appraisal is Expired	Primary Value Appraisal is Expired The AVM located in the file doesn't provide a date as to when it was printed. Lender to provide a copy of the AVM used which has an effective date to ensure the one provided wasn't expired.	We agree the HVE is not dated. Please see attached screen shot to show that the HVE was uploaded to XXX on X/XX/XX.	Primary Value Appraisal is Not Expired Or Primary Valuation Does Not Exist. Evidence provided of AVM date of XX/XX/XXXX. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378319	FCRE1182	08/05/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Approval/Underwriting Summary is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378319	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378318	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378318	FCRE1437	08/10/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing evidence in file confirming previous employment at XXX ended in XX/XX/XXXX per XXXX, X years W-X in file, however. New employment at XXX commenced on XX/XX/XXXX. No employment gap letter in file either.	This is conventional loan. The requirement for gap letters is a government requirement.	Explanation is sufficient. Employment documented. Exception resolved.; Income and Employment Meet Guidelines	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378318	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378316	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378316	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378315	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378315	finding-3352	07/31/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378314	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378314	FCRE7009	08/02/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required It appears the hazard insurance coverage is sufficient and this exception fired in error.	RCE $XXX,XXX, attached. Dwelling coverage $XXX,XXX is sufficient	Document provided is sufficient. Insurance coverage is acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378314	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378314	finding-2502	08/03/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378313	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378313	FCOM1221	08/04/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Pages X+X is missing from the Mortgage.	DOT	Received all pages of the mortgage. Exception resolved. ; The Deed of Trust is Present and Complete	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378313	FCRE5116	08/04/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Mortgage Statement/Verification of First Lien was not provided.	Mtg Statement	Received missing VOM. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378313	FCOM8997	08/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378312	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378312	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time -

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378311	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378311	FCRE5116	08/05/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Per Guidelines, the mortgage payment history for all senior mortgages serviced by the subject Lender must be verified utilizing the XXX (XXX). Despite this requirement, the loan file is missing the required mortgage payment history.	Mtg Statement	Received VOM. Exception resolved. ; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378311	FVAL2477	08/05/2024	Credit	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	The AVM in file is incomplete. All pages are cut off and missing property details.	AVM	Received complete AVM. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378311	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378311	finding-2623	08/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

								While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378310	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378310	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378309	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378309	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378309	finding-2502	08/02/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML is compliant.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378308	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378308	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378307	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378307	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378306	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378306	FCOM8997	08/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378305	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378305	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378304	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378304	FCRE7496	08/15/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing verification of HOA amount for subject property.	HOA Cert	Document provided is sufficient. HOA information is acceptable. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378304	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378303	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378303	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378302	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378302	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378301	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378301	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378300	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378300	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378299	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378299	FCRE7009	08/20/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required Partial statement in file shows coverage of $XXX which does not cover the Xst and Xnd liens. Need complete statement showing verifying there are replacement cost to cover all liens.	RCE	Received replacement cost. Exception resolved. ; Hazard Insurance coverage meets guideline requirement	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378299	FCRE1193	08/20/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Overtime must be received for at least XX months per Fannie Mae guidelines	Please see attached income calculation worksheet and XXXX WVOE. Faipule's overtime income was calculated by extracting base from XXXX/YTD income. It is reasonable that the remaining portion is overtime.

We acknowledge the borrower doesn't have a X year history of overtime with his current  employer, however, there is a history of overtime with his previous employer.
Document provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378299	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378298	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report.	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378298	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378297	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378297	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378296	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378296	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378295	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378295	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378294	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378294	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378293	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378293	FCRE1203	08/22/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Verification of borrower's primary residence required. Fraud report reflects that borrower is utilizing XXX as primary residence. Orgination credit report also lists this address as borrower's current address, not the subject property.	We acknowledge the reviewer's comments. Per the XXXX the borrower has owned the subject for X+ years. The mailing address on his driver's license, income docs and in our servicing system all indicate the subject. I ordered a Verification of Occupancy on the subject and on XXX. The likelihood of occupancy is greater on the subject than on XXX. I see that his current address is XXX, however, is contend this is inaccurate. I googled XXX and it's an apartment complex.
Document provided is sufficient. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378293	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378292	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378292	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378291	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378291	FCRE1158	08/10/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Missing page X of Hazard Insurance listing Policy number and dates of coverage.	HOI	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Policy is fully present	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378291	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378290	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378290	FPRO1137	08/10/2024	Credit	Appraisal	The appraiser was not licensed (Primary Value)	Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date Appraisal License could not be verified. Failed to verify Appraiser's license certification.	Please see attached. Appraiser is active and date of expiration is X/X/XXXX.	Document provided is sufficient. Appraiser is active. Exception resolved.; Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378290	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378289	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378289	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378288	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378288	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378286	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378286	FCRE1316	08/18/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Please provide Verbal verification of employment	VOE	Received missing VOE. Exception resolved. ; Borrower X Xrd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378286	FCOM3666	08/18/2024	Compliance	Closing	Loan Originator NMLS Status is Not Active	Loan Originator NMLS Status is Not Active Loan Originator NMLS Status is Not Active	NMLS response	Received evidence of the NMLS active. Exception resolved. ; Loan Originator NMLS Status is Active	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378286	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378285	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time -	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378285	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time -	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378283	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378283	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378282	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378282	FCRE1440	08/11/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing evidence of XXX months housing history as required per lender's guidelines	VOM	Document provided is sufficient. Housing history documented. Exception resolved.; Housing History Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378282	FCRE1441	08/11/2024	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Foreclosure reported X/XX/XXXX dismissed X/XX/XXXX and per guidelines borrower cannot have a foreclosure in the past X years. No address listed on documentation, lender to provide details regarding foreclosure	We acknowledge the reviewer's comments. XXX filed a Deed in Lieu and a Foreclosure in XXXX on the borrower's current home, XXX but it was dismissed. Per FNMA BX-X.X-XX, the waiting period is measured from the completion date of the foreclosure action as reported on the credit report or other foreclosure documents provided by the borrower. Since the foreclosure was never completed, this is out of scope.	Document provided is sufficient. Credit history acceptable. Exception resolved.; Delinquent Credit History Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378282	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378281	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378281	FCRE1316	08/11/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Please provide a Verbal VOE for XXX dated within XX business days of closing.	voe	Document provided is sufficient. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378281	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378280	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378280	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378280	finding-2962	08/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378279	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378279	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378277	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets guidelines

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines

											Borrower has stable job time - Borrower has X.XX years on job. This is correct	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378277	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets guidelines

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines

											Borrower has stable job time - Borrower has X.XX years on job. This is correct	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378276	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378276	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378276	finding-2623	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378275	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378275	FCRE7569	08/03/2024	Credit	Debt	Mortgage history for primary residence less than 12 months	Per lender guidelines mortgage history must be verified by XXX if the mortgage loan is serviced by XXX. XXX mortgage history printout not found in file.	History	Received Mtg. pay history. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378275	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378274	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378274	FCRE1203	08/23/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud report indicates that borrower X, XXX, purchased other real esate X weeks prior to closing on XX/XX/XX with an address of XXX. It should additionally be noted that the ownership information for said property indicates that this is an owner occupied property therefore causing an occupancy issue as borrower X no longer occupies the subject property as her primary residence.	Please see attached.
Per XXX, owned by XXX and XXX.  The warranty deed dated X/X/XX is from XXX to XXX and XXX, her XXX.

Per XXX, XXX, possibly XXX, was a previous owner, he passed away in XXXX.  I'm guessing XXX added XXX to title for estate planning purposes.  XXX confirms the deed with no consideration.

Per MERS, no new mortgage.	Documents provided are sufficient. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378274	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378273	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378273	FCRE1182	08/05/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Approval/Underwriting Summary is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/05/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378273	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378272	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378272	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378271	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378271	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378270	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has X.XX years on job. Comp Factor
												Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378270	FCOM8997	08/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has X.XX years on job. Comp Factor
												Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378269	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378269	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378268	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378268	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A		HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378267	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378267	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378266	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378266	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Note states downgraded to A. Does this require action? If not, what is required to clear this condition.	HPML compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378266	finding-2962	08/02/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Note states downgraded to A. Does this require action? If not, what is required to clear this condition.	HPML compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378265	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378265	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378264	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378264	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378263	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378263	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378262	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378262	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378261	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378261	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378260	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378260	FCRE7497	08/03/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of TIA for XXX.	REO	Received evidence of the PITIA. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378260	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378259	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378259	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378258	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX na

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX% na	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378258	FCRE1195	08/08/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% The lender utilized the Xst lien XXX of $XXX,XXX.XX to calculate the CLTV/HCLTV at XX%. However, the loan file only contains a credit report and screen print of the Xst line escrow information that reflected the Xst lien XXX is $XXX,XXX.XX, which calculates the CLTV/HCLTV over maximum of XX%, at XX.XX%.	XXX	Received evidence of Xst lien balance. Exception resolved. ; Audited CLTV of XX% is less than or equal to Guideline CLTV of XX%; Audited CLTV of XX.X% exceeds Guideline CLTV of XX% na; Audited CLTV of XX.X% exceeds Guideline CLTV of XX% na	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX na

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX% na	Resolved	08/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378258	FCRE1196	08/08/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% The lender utilized the Xst lien XXX of $XXX,XXX.XX to calculate the CLTV/HCLTV at XX%. However, the loan file only contains a credit report and screen print of the Xst line escrow information that reflected the Xst lien XXX is $XXX,XXX.XX, which calculates the CLTV/HCLTV over maximum of XX%, at XX.XX%.	XXX	Received evidence of Xst lien balance. Exception resolved. ; Audited HLTV of XX% is less than or equal to Guideline HCLTV of XX%; Audited HLTV of XX.X% exceeds Guideline HCLTV of XX% na; Audited HLTV of XX.X% exceeds Guideline HCLTV of XX% na	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX na

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX% na	Resolved	08/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378258	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Your exception states this was downgraded to grade A. (even if the additional conditions are met.,HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.)	Explanation provided is sufficient. Downgraded to A. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX na

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Calculated LTV of XX.XX% is less than Guideline LTV of XX% na	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378257	FCRE1193	08/07/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender utilized XXX. Borrower has not been with employer but X months no previous proof of ot for the past X years and it appears there is a long gap in employment X/XX-XX/XX that was not addressed.	Please see the attached VOE's for XXX. Based on the start/end dates, there is no gap. Please see attached income calculation worksheet. XXX overtime income was calculated by extracting his base from his XXXX income. It's reasonable that the remaining portion is overtime.

Please note: The Foundation WVOE was ordered post-closing. This is strictly for the purposes of confirming the borrower's start date. We did not use any income from this WVOE to qualify.	Documents provided are sufficient. Income verified. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378257	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378257	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378256	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing required Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378256	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378255	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378255	FCRE1159	08/05/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Lender to provide previous property insurance its not in file .Only the renewal with effective XX/XX/XXXX is present.	HOI X/XX/XXXX - X/XX/XXXX	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378255	FCOM8997	08/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time -

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378254	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378254	FCRE1253	08/14/2024	Credit	Eligibility	Missing Property Tax Cert	Missing Property Tax Cert A Tax Cert was not located in the loan file.	$XXXX.XX	Document provided is sufficient. Tac Cert supports tax payments. Exception resolved.; Property Tax Cert Provided; Missing Property Tax Cert	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378254	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378254	finding-2502	08/17/2024	Compliance	Points & Fees	XXX Home Loan Test	This loan failed the XXX home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378253	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378253	FCRE5116	08/04/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Senior Lien Mortgage Statement/Verification of Mortgage was not provided.	Xst lien	Received the VOM. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378253	FCRE1158	08/04/2024	Credit	Missing Doc	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Hazard Insurance Policy does not reflect policy number or effective dates.	HOI	Received hazard policy reflecting policy number and effective dates. Exception resolved. ; Hazard Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378253	FCRE1206	08/04/2024	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists.	All Interested Parties Checked against Exclusionary Lists	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378253	FCRE1205	08/04/2024	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared	OFAC Check Completed and Cleared	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378253	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378252	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378252	finding-2623	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378252	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378251	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378251	FCRE1437	08/09/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines - Unable to verify income for cobrrower as documents in file are not legible.	I agree that the Pension XXXX is difficult to read. We calculated income using $XXXXX per year. We would like to avoid disturbing the borrower if possible. Are you able to work with what we have?	Document provided is sufficient. Exception resolved.; Income and Employment Meet Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378251	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378251	finding-2978	08/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378250	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is accurate.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% This is accurate.

Borrower has stable job time - Borrower has X.XX years on job. This is accurate.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This is accurate.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is accurate.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378250	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX This is accurate.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% This is accurate.

Borrower has stable job time - Borrower has X.XX years on job. This is accurate.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% This is accurate.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% This is accurate.	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378249	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378249	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378248	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378248	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378247	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378247	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378246	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378246	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378245	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378245	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378244	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Third party fraud report absent from loan file	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378244	FCOM8997	08/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378243	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378243	FCOM8997	08/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378242	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378242	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378241	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378241	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378241	finding-2623	08/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378240	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378240	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378239	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Fraud Report missing.	Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378239	FCRE1151	08/02/2024	Credit	Title	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided Title Document not in file.	Title	Received chain of title. Exception resolved. ; Satisfactory Chain of Title has been provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378239	FCRE1145	08/02/2024	Credit	Missing Doc	Title Document Missing	Title Document is missing Title Document not in file.	Misc	Document provided is sufficient. Exception resolved.; Title Document is fully Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378239	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378238	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378238	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378237	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378237	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378237	finding-2623	08/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378236	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378236	FCRE7496	08/09/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Please provide a copy of HOA bill	HOA	Received HOA bill. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378236	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378236	finding-2623	08/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378235	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time -	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378235	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time -	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378234	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378234	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378233	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378233	FCRE1333	08/04/2024	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower X WVOE Missing Missing WVOE for borrower X to support overtime and bonus income used to qualify.	Uploaded paystub YTD bonus and overtime pay, VOE & income worksheet	Documents provided are sufficient. Bonus income verified. Exception resolved.; Borrower X WVOE Provided; Borrower X WVOE Missing	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378233	FCRE1159	08/04/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Missing proof of HOI being in effect prior to the effective date on the declaration policy. Effective date on policy is XX/XX/XX.	HOI	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378233	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378232	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factors	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378232	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factors	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378231	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378231	FCRE1193	08/17/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender used property tax for subject property of $XXX.XX per month, but Tax Cert in file reflects property taxes of $XX,XXX.XX per year = $XXX.XX per month. DTI exceeds guidelines.	Per the CES Product Profile in place at the time of application, taxes and insurance are calculated using the proposed amount from the escrow screen.	Document provided is sufficient. Taxes verified. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378231	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378230	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378230	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378229	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378229	FCRE3653	08/12/2024	Credit	Missing Doc	Missing letter of explanation	Per lender guidelines the Cash-out Purpose and Occupancy XXX is required on all loans. No evidence of an executed XXX in file.	Please see attached Cash-out Purpose and Occupancy XXX sent with the initial loan disclosure	Document provided is sufficient. E-Disclosure documented. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378229	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378228	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Fraud report is required for current deal and was not located in the collateral file		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378228	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378227	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378227	FCRE1160	08/11/2024	Credit	Insurance	Hazard Insurance Expiration Date is before the Note Date	Hazard Insurance Expiration Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Hazard Insurance Expiration date is prior Note Date. Updated evidence of insurance required.	Renewed policy	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Document provided is sufficient. Hazard policy in effect. Exception resolved.; Document provided is sufficient. Hazard policy in effect. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378227	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378227	finding-2962	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378226	FCOM1227	08/10/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing It appears subject property is a PUD based on Homeowner association documents in file, however, loan file is missing PUD rider	In reviewing the prior mortgage this property does not reflect as a PUD. This property is single family. The PUD Rider is not applicable.	Explanation provided is sufficient. Property is not a PUD. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378226	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378226	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378225	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XX.XX years on job. This is correct

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378225	FCRE1203	08/26/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report . Fraud Report reflects undisclosed property not disclosed on final XXXX: XXX.	Please see attached. The XXXX reflected the property address as XXXXX but it's actually XXXXX. XXXX has been corrected.	Document provided is sufficient. Address updated. Fraud report cleared. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Borrower has stable job time - Borrower has XX.XX years on job. This is correct

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378225	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. This is correct

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378224	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378224	FCRE1347	08/03/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	VOE	Document provided is sufficient. Employment verified. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378224	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378223	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378223	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378222	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378222	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378221	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378221	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378221	finding-2623	08/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378220	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378220	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378219	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378219	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378218	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378218	FCRE1193	08/16/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Audit DTI of XX.XX% exceeds guideline maximum DTI of XX%. Audit calculated SSI income from XXXX tax return in file ($XX,XXX SSI benefits, $XX,XXX taxable, qualifying monthly income of $X,XXX.XX). Lender used SSI income of $X,XXX.XX. Audit also used lower pension income of $X,XXX.XX per month, taken from the pension letter, versus the lender's pension income of $X,XXX.XX.	Please see attached	Document provided is sufficient. Income docs support figures. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378218	FCRE3978	08/16/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing letter of explanation for credit inquiries in past XX days.	XXX does not obtain inquiry letters from our borrowers. Instead, we run a pre-funding XXX Gap Report to ensure there are no undisclosed liabilities. If there are, we add them to the liabilities on the XXXX. If there are not, we move forward with the closing. This process runs in the background so we don't get any output unless an undisclosed liability is identified.	Explanation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378218	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378217	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378217	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378216	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378216	FCRE1157	08/15/2024	Credit	Missing Doc	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy The collateral file is missing proof of insurance coverage.	HOI	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Document provided reflects a policy end date of X/X/XXXX. The Note date is X/X/XXXX. Please provide a current policy.; Hazard Insurance Policy is fully present	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378216	FCRE1160	08/25/2024	Credit	Insurance	Hazard Insurance Expiration Date is before the Note Date	Hazard Insurance Expiration Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX	HOI with current date	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Document provided is sufficient. Hazard policy in effect. Exception resolved.; Document provided is sufficient. Hazard policy in effect. Exception resolved.; Document provided is sufficient. Hazard policy in effect. Exception resolved.; Document provided is sufficient. Hazard policy in effect. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378216	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378215	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378215	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378215	finding-2623	08/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378214	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378214	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378213	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378213	FVAL9739	08/18/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report required by XXX guidelines.	AVM	Document provided is sufficient. Exception resolved.; Property/Appraisal Meets Guidelines	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378213	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378212	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378212	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378211	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378211	FCRE1182	08/03/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary. lender approval missing from the file	Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/03/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378211	FCOM8997	08/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378210	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378210	FCRE3978	08/04/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing statement for updated Discover with monthly payment of $XXX.XX. Credit report is not reflecting this payment/balance.	This liability was identified through our internal, back-end XXX Gap Report process. When the gap process is run, we are provided with only the account name, number, balance and payment. We do not request a statement from the borrower because a) we already have the details directly from XXX and b) the borrower qualifies with the liability.	Explanation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378210	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378209	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.X years on job. Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378209	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job. Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378209	finding-2962	08/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job. Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378207	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378207	FCRE1193	08/17/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.X% exceeds Guideline DTI of XX% Per FNMA Guidelines, X year WX covering most recent two year period is required to qualify borrower with bonus income. Lender provided one year WX only.
Per FNMA BX-X.X-XX, bonus of X year or greater is acceptable. Bonus can be verified with paystubs and WX(s), a WVOE is not required. Please see attached income calculation worksheet and XXXX WX. XXX bonus income was calculated by extracting base from XXXX income. It is reasonable that the remaining portion is bonus. The borrower has been with current employer since XXXX so it's reasonable to expect bonus income to continue.	Document provided is sufficient. Income documented. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378207	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378206	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378206	FCRE9549	08/05/2024	Credit	Missing Doc	Missing Credit Report Supplement	The final XXXX shows "other XXX" on the other debts however there is nothing documented in the file to support this. Please provide that documentation with balance and other terms for review.	This came from the paystub attached	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378206	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378205	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378205	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378204	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378204	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378204	finding-2978	08/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378203	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378203	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378202	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378202	FCRE1304	08/07/2024	Credit	Income/Employment	Income 1 Income Trend is Decreasing	Income X Income Trend is Decreasing XXX attempted to use the ender's commission income to qualify. The WVOE page XXX shows $X commission, and the 'other; income varies to great to be income expected to continue. XXXX Other YTD $XX,XXX.XX | XXXX 'Other' $X,XXX.XX | XXXX 'Other' $XXX.XX. Variance of the 'other income XXXX-XXXX is XX% - NO LOE supporting provided. The YTD base salary of $XX,XXX.XX per the WVOE annualized is in decline from the XXXX-XXXX income. XXXX $XX,XXX.XX / XXXX $XX,XXX.XX / XXXX YTD X/XX/XX $XX,XXX.XX/X.XX=$X,XXX.XX*XX=$XX,XXX.XX, a decline of XX.XX%. Using the most conservative approach of only the bi-weekly base salary BX of $XXXX.XXxXX=/XX=$XXXX.XX. While guides allow use of YTD paystub and previous year WX, the WVOE is provided and cannot be negated. I For this scenario - only the base income can be used at this time $X,XXX.XX/mo	Response from XXX:
WVOE has incorrect breakdown by income type; however, the earnings are an exact match to paystub/WX

• Paystub dated X/XX/XX YTD: $XXXXX.XX
• WVOE dated X/XX/XX YTD: $XXXXX.XX
• Prior Year WX: $XXXXX.XX
• Prior Year WVOE: $XXXXX.XX

Based on the comparison, it can be deduced that commissions and bonus have prior year history; however, their exact totals cannot be confirmed due to incorrect placement. The employer will not fill out a manual if they participate in XXX or XXX. XXX method was still utilized by the Precision Reviewer to be conservative. The tool is working as intended by completing an extraction method from prior year earnings - salary indicated.
										Document provided is sufficient. Income acceptable. Exception resolved.; Income X Income Trend is Resolved	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378202	FCRE1437	08/07/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines BX's income is not supported using the documentation provided.		Income and Employment Meet Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378202	FCRE1193	08/07/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI variance - CUW XX.XX% vs Lender's - Lender qualified with income of $X,XXX.XX/mo. Due to the declining base and unsupported commission income, only the base income of $X,XXX.XX is properly supported.		Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378202	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378202	finding-2978	08/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

								While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378201	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378201	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378200	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing required Third Party Report.	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378200	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378199	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378199	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378198	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378198	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378197	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378197	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378196	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378196	FCRE1203	08/23/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud reflects undisclosed Property not on the XXXX. The address is XXX. Borrower X's name and an unknown individual with the same last name are listed as owners on the Fraud Report. An address of XXX is reflected on the credit report as a former address for Borrower X. No corresponding tradeline on the credit report. XXX Propety Tax Records do not reflect names of ownership. Undetermined impact to the DTI calculation. Requires Letter of Explanation for ownership of XXX.	Per XXX, owners are XXX and XXX Per XXX, XXX does not appear on his list of real property.	Document provided is sufficient. Fraud report cleared. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	08/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378196	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp factor	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378195	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378195	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378194	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378194	FCOM8997	08/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378193	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378193	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378192	FCRE1201	08/21/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378192	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378190	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378190	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378189	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378189	FCRE1316	08/01/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	Please see attached	Document provided is sufficient. VOE supports employment. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378189	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378188	FCOM1114	08/01/2024	Compliance	Points & Fees	Late Charge Percent is greater than 6%	Late Charge Percent is greater than X% Per note XX% late charge.	Response	XX% late payment is permitted in PA for Xnd mortgages. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378188	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378188	FCRE6636	08/01/2024	Credit	Missing Doc	Missing Income - Award Letter	Pension Benefit letter is incomplete, indicates X pages but only provided Xst page.	The pension income was calculated using the XXXX tax return, the letter was not utilized as it was not legible and was incomplete. Therefore the letter was not needed, and the additional pages were not requested.	Pension income listed on the supplied tax returns. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378188	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378187	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378187	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378187	finding-2962	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378186	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378186	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378185	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378185	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378184	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378184	FCRE1333	08/10/2024	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower X WVOE Missing Fannie Mae requires a minimum of XX months to use overtime income. The Borrower had a pay stub ending X/XX/XXXX, no other overtime income was found in the loan file.	Per FNMA BX-X.X-XX, overtime can be verified with paystubs and WX(s), a WVOE is not required. Please see attached income calculation worksheet and XXXX WX. XXX overtime income was calculated by extracting base from XXXX income. It is reasonable that the remaining portion is overtime. The borrower has been with current employer since XXXX so it's reasonable to expect overtime income to continue.	Documents provided are sufficient. Income supported. Exception resolved.; Borrower X WVOE Provided; Borrower X WVOE Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378184	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378183	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378183	FCOM8997	08/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378182	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378182	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378181	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report.	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378181	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378180	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378180	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378180	finding-2962	08/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378179	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378179	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378178	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378178	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378177	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378177	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378176	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378176	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378175	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378175	FCOM8997	08/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378173	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378173	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378172	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378172	FVAL9739	08/10/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Inspection report required per XXX Guidelines, missing from file	AVM, PCI	Documents provided are sufficient. AVM and PCI support value. Exception resolved.; Property/Appraisal Meets Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378172	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378171	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378171	FCRE1159	08/05/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	HOI	Received previous years hazard policy, exception resolved. ; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378171	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378171	finding-2962	08/01/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378170	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378170	FCOM8997	08/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378169	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378169	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378168	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Fraud Report is not in file.	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378168	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378167	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378167	FCRE5116	08/09/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Documentation to support borrower was current at time of closing could not be located in the loan file. Lender to provide a payment history covering the past XX months of the Xst mortgage	vom	Document provided is sufficient. VOM supports mortgage history. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378167	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378166	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378166	FCRE7009	08/11/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required The Replacement Cost Estimate provided dated X/X/XXXX shows the estimated replacement cost of $XXX,XXX. The HOI policy provided does not cover this amount or provide guaranteed replacement cost coverage.	HOI	Received evidence of hazard coverage. Exception resolved. ; Hazard Insurance coverage meets guideline requirement	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378166	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378165	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378165	FCRE5116	08/16/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. File is missing evidence that June payments were made for first mortgage with XXX and second mortgage with XXX.	VOM; VOM for XXX Loan. We will obtain verification for XXX	Document provided is sufficient. Housing history verified. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378164	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378164	FCRE1204	08/26/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts	All Fraud Report Alerts have been cleared or None Exist. Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378164	FCRE1203	08/26/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report is Resolved or None Exists. Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378164	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378163	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. borrower has stable job time.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378163	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. borrower has stable job time.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378162	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378162	FCRE1193	08/14/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI Variance is as a result of XXX income for co-borrower. Final XXXX reflects $XXXX.XX, however, XXX statement and bank statement indicates borrower receives $XXX.XX monthly	Please see attached	Documents provided are acceptable. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378162	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378161	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378161	FCRE1333	08/10/2024	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower X WVOE Missing to verify XX months Bonus Income	Per FNMA BX-X.X, bonus of X year or greater is acceptable. Bonus can be verified with paystubs and WX(s), a WVOE is not required. Please see attached income calculation worksheet and XXXX WX. XXX bonus income was calculated by extracting base from XXXX income. It is reasonable that the remaining portion is bonus. The borrower has been with current employer since XXXX so it's reasonable to expect bonus income to continue.	Document provided is acceptable. Exception resolved.; Borrower X WVOE Provided	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378161	FVAL9739	08/10/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report required by XXX guidelines.	Property report	Document provided is sufficient. PCI supports appraisal. Exception resolved.; Property/Appraisal Meets Guidelines	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378161	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378160	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378160	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378159	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378159	FCRE1193	08/15/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender calculated income incorrectly. Lender used bonus income of $X,XXX.XX per month for borrower that was not documented in file.	Per the XXX Product Profile, income is verified with a YTD paystub and X year WX.

									Please see attached income calculation worksheet and WX. Bonus income was calculated by extracting the base from the XXXX WX. It is reasonable that the remaining portion is Bonus. Borrower has been with current employer since XXXX so it is likely very consistent.	Document provided is sufficient. Bonus income documented. DTI within guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378159	FCRE7497	08/15/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing documentation to verify PITIA for other REO at XXX	REO	Received evidence of PITI for addition property. Exception resolved.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378159	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378158	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378158	FCRE1146	08/14/2024	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Missing Mortgage Information	title	Received evidence of mortgage on title. exception resolved. ; Title Document is fully Present	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378158	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378157	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378157	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378157	finding-2962	08/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378156	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378156	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378155	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guides

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378155	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Complaint	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guides

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378154	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378154	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378153	FCRE1201	08/21/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378153	FCRE1193	08/17/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Per FNMA Guidelines, X year WX covering most recent two year period is required to qualify borrower with bonus income. Lender provided one year WX only.
Per FNMA BX-X.X-XX, bonus of X year or greater is acceptable. Bonus can be verified with paystubs and WX(s), a WVOE is not required. Please see attached income calculation worksheet and XXXX WX. XXX bonus income was calculated by extracting base from XXXX income. It is reasonable that the remaining portion is bonus. The borrower has been with current employer since XXXX so it's reasonable to expect bonus income to continue.	Documents provided are sufficient. Income verified. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378153	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378152	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378152	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378151	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378151	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378150	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378150	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378149	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378149	FCRE7009	08/11/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Per Guidelines:
A minimum of XXX% of replacement cost is required for the homeowner’s insurance policy.
● Evidence of replacement cost may be demonstrated with
○ Guaranteed replacement cost or
○ Replacement cost, or other similar endorsement, or
○ Replacement cost estimator

The loan file does not show XXX% replacement cost, nor does it contain a Replacement Cost estimator.	XXX	Document provided is sufficient. Hazard coverage acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378149	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378148	FCOM1221	08/07/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Pages X-X are missing from the Mortgage.	DOT	The Deed of Trust is Present and Complete	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378148	FCRE5116	08/07/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Senior Lien Balance/Verification of Mortgage has not been provided.	Xst lien	Received Mtg. statement to verify balance. Exception resolved. ; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378148	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378148	FCRE1204	08/23/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts. Fraud report reflects co-borrower foreclosure and/or short sale on other REO, XXX, within X yrs of the loan date. Evidence required that co-borrower was eligible.	Per XXX there was a modification in XX/XX/XXXX. Per FNMA BX-X.X-XX, the waiting period is measured from the completion date of a foreclosure action as reported on the credit report or other foreclosure documents provided by the borrower. Since a foreclosure was never completed, this is out of scope. Chris Curran owned the property until it was sold in XXXX	Document provided is sufficient. Fraud report cleared. Exception resolved.; All Fraud Report Alerts have been cleared or None Exist	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378148	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378147	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378147	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378146	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378146	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378145	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378145	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378144	FVAL9739	08/26/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property condition report in file reflects significant repairs needed of roof replacement, window replacement and exterior paint. Estimated cost to cure of $XX,XXX. Subject loan closed with CLTV of XX%.	We acknowledge the reviewer's comments. However, we contend this is non-material. Per the CES Product Profile: Valuation products must show in average or better condition. The PCI indicates "Subject home is in good condition and is comparable to the neighborhood. Roof, windows and paint all look with the standards of the community." The fact they would need replacement if the home was put on the market is out of scope for this transaction.	Document provided is sufficient. Exception resolved.; Property/Appraisal Meets Guidelines	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378144	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378144	FCRE1203	08/26/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Subject property was owner occupied refinance. However, Fraud Report reflects borrowers utilizing XXX as current address. Credit report in file also reflects as current address. The XXX reflect the owner is XXX. A Letter of Explanation from the co-borrower states the address belongs to a XXX in which they have not lived since XXXX. However, the borrower paystubs and W-X's dated XXXX-XXXX reflect a current residence address of XXX. Verification of occupancy required and/or additional explanation.	We acknowledge the reviewer's comments, however, we contend that this is non-material. XXX address with his employer is XXX, a home where he previously lived. The attached XXX search shows that the last time this address was associated with him was in XXXX. His driver's license, along with other documents and our servicing system show XXX as the mailing address.	Document provided is sufficient. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378144	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378143	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378143	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378142	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378142	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378141	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378141	FCRE1316	08/05/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Xrd party VOE missing from file	VOE	Document provided is sufficient. VOE acceptable. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378141	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378140	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378140	FCRE7009	08/06/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required BotH loans total $XXX,XXX and no RCE in file. Coverage insufficient.	RCE	Document provided is sufficient. Hazard policy is acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378140	FCRE7495	08/14/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Lender used XXX (Acct XXX) payment of $XXX per month whereas credit report reflects $XXX per month; file is missing supporting documentation of lower payment amount used for qualifying. Borrower also disclosed installment loan with XXX of $XXX and monthly payment of $XXX.XX which was not documented in file.	The updated balance and payment was identified through our internal, back-end XXX Gap Report process which was run on X/XX/XX. If the $XX difference is added to liabilities the DTI would be XX.XX% which is within tolerance.	Document provided is sufficient. Installment contract in file. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378140	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378139	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378139	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378138	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378138	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378137	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378137	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378136	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378136	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378135	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378135	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378134	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378134	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378133	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378133	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378132	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factors	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378132	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factors	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378132	finding-2962	08/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factors	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378131	FCRE1201	08/22/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378131	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378130	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378130	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378129	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378129	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378128	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378128	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378127	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378127	FVAL3825	08/19/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. X	PDI	Document provided is sufficient. PDI acceptable. Exception resolved.; Property Inspection Provided.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378127	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378126	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378126	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378125	FCRE3841	08/02/2024	Credit	Missing Doc	Missing Latest/Final Application Document	Missing the final loan application including all the student loan debts omitted on the loan applications provided.	Document provided is sufficient. XXXX acceptable. Exception resolved.; XXXX, credit report with liabilities			Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378125	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.		Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378125	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.		HPML Compliant		Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378124	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378124	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378123	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378123	FVAL6465	08/14/2024	Credit	Property	Property is listed for sale	HVE in file shows a For Sale sign by the subject property front door. Provide evidence the subject property is not currently listed for sale or within the previous six months.	We acknowledge the reviewer's comments and agree that there is a XXX sign by the front door. However, we contend the property is not for sale at the time of this loan. The photo provided is from XXX which also indicates the propety is "XXX" this photo was likely taken at a time when the property was on the market. The XXX Condition Inspection photos do not show this sign. The PCI photos were taken specifically for this transaction so we know they are current.	Received evidence of property not for sale. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378123	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378122	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378122	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378121	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378121	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378120	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378120	FVAL9739	08/09/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Appraisal report pages not scanned in full.	Appraisal	Received complete appraisal. Exception resolved. ; Property/Appraisal Meets Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378120	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378119	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378119	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378118	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378118	FCRE7495	08/05/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing the statement/evidence of the XXX debt of $XXX,XXX as disclosed on the final loan application	This liability was identified through our internal, back- end XXX Gap Report process. When the gap process is run, we are provided with only the account name, number, balance and payment amount. We do not request a statement from the borrower because a) we already have the details directly from XXX and b) the borrower qualifies with the liability.	Document provided is sufficient. Payment on student loan verified. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378118	FCRE1437	08/05/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Guides require X full year of income. BX graduated XX/XXXX and started job X/X/XXXX - no gap letter or offer letter after getting degree provided.	This borrower has had a mortgage with XXX since XXXX, with zero late pays. The Xst lien loan file reflects employment in XXXX-XXXX with XXX so we know she has had employment/income. FNMA does not require gap letters. It's reasonable to assume the borrower was taking a break from school and looking for a job. We ask that you please downgrade this finding to non-material. ; FNMA BX-X.X-XX requires X years employment but shorter periods can be considered. Also, FNMA does not have a gap policy. It is documented that the borrower was in school which supports a shorter period of employment.	Downgrading to non-material. Borrower graduated in XX/XXXX, started position in X/XXXX. Previous employment from XXXX-XXXX, has had a loan with PNMC since XXXX with no late payments.; Please provide a letter from Borrower explaining the gap between graduation in XX/XXXX and employment starting in X/XXXX.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304378118	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378118	finding-2962	08/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378117	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378117	FCRE1193	08/15/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender failed to include installment loan withXXX with balance of $XX,XXX and monthly payment of $XXX. The file contained no documentation to support the omission of this debt.	This XXX was traded in for the new XXX reflected on the XXXX.	Document provided is sufficient. Liabilities updated, DTI within guidelines. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378117	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378116	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378116	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378115	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378115	FCRE1203	08/27/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. A review of the Fraud report reflects an undisclosed property owned with an address of XXX. The date in which the property was acquired was reflected as of XX/XXXX. Provide verification that the borrower no longer owns the additional property or document any outstanding mortgage payments and taxes/insurance/association dues to be included in the qualifying DTI ratio.	Owners XXX and XXX Our borrower XXX and XXX Per XXX, this property not tied to our borrower's SSN	Document provided is sufficient. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378115	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378115	finding-2978	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378114	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378114	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378113	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378113	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378112	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378112	FCRE7497	08/19/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing Hazard Insurance documentation for the borrower's REO investment property at XXX.	REO	Received evidence of the hazard insurance. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378112	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378111	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378111	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378110	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378110	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378109	FCRE1201	08/21/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378109	FVAL9739	08/12/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: The appraiser's appraisal company shows NONE and the appraiser's license & insurance are missing as required per guidelines.	Regarding "None" under company name...we contend this is non-material. It appears she is a self-employed appraiser, and as long as she is properly licensed she doesn't need to be employed by a company.

Please see the insurance attached.	Document provided is sufficient. Appraiser acceptable. Exception resolved.; Property/Appraisal Meets Guidelines	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378109	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378109	finding-2978	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378108	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378108	FCRE1159	08/13/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Current policy in the loan file starts after the loan closes (XX-XX-XXXX - XX-XX-XXXX). The loan closed on XX/XX/XXXX. Please provide the current insurance declaration page to show the current HOI still active though the closing date.	HOI	Document provided is sufficient. Hazard policy is in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378108	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378108	finding-2962	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378107	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378107	FCRE1182	08/04/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	08/04/2024		B	A	B	A	B	A	B	A	B	A	B	A
XXX	XXXXX	304378107	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378106	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378106	FCRE1347	08/09/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Please provide Xrd Party VOE prior to closing for XXX	VOE	Document provided is sufficient. VOE for both Borrowers support employment. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378106	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378105	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378105	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378105	finding-2978	08/05/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations.

								While the XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378104	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378104	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378103	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378103	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378102	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378102	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378101	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378101	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378100	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378100	FCRE1437	08/13/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines XX% of salary income is commissions, lender did not provide complete Xyrs or current WVOE. Missing verification of Commission income.	Per FNMA BX-X.XX, commission of X year or greater is acceptable. Commission can be verified with paystubs and WX(s), a WVOE is not required. Please see attached income calculation worksheet and XXXX WX's. Commission income was calculated by extracting base from XXXX income. It is reasonable that the remaining portion is commission. The borrowers have been with current employer since XXXX so it's reasonable to expect Commission income to continue.	Document provided is sufficient. DTI within guidelines. Exception resolved.; Income and Employment Meet Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378100	FCRE1193	08/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Commission income not included in total qualfiied income because loan file is missing a complete two year history or WVOE.		Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378100	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378098	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378098	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378097	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378097	FCRE7009	08/08/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Replacement cost estimator or proof of guaranteed replacement cost is missing from loan file as required by guidelines.	RCE	Document provided is sufficient. Hazard coverage is acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378097	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. No Cure Required. HPML Loan. Xnd Lien.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378096	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378096	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378095	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378095	FCRE7009	08/10/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Replacement cost estimator show cost to replace home $XXX,XXX, estimate total liens on property is $XXX,XXX. Hazard insurance policy reflects coverage of $XXX,XXX.	RCE confirmation email	Documentation provided is sufficient. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378095	FVAL2477	08/21/2024	Credit	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Please provide a complete copy of the appraisal report. Report in file cut off on bottom unable to view value.	Appraisal	Document provided is sufficient. Appraisal acceptable. Exception resolved.	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378095	FCRE3653	08/21/2024	Credit	Missing Doc	Missing letter of explanation	Copy of the cash out purpose occupancy XXX is missing.	This is an invalid finding. The loan closed as General QM, not QM Exempt. Therefore, the statement requested is not required.	Explanation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378095	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378094	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378094	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378093	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378093	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378092	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378092	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378091	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Comp factor	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378091	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Comp factor	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378090	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378090	finding-2838	08/11/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378090	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378089	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378089	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378088	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378088	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378087	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Provide a Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378087	FCOM8997	08/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378086	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378086	FVAL9739	08/01/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Appraisal report is missing full pages. It appears the lower portion of some pages were not scanned.	Please see attached	Document provided is sufficient. Complete Appraisal supports requirements. Exception resolved.; Property/Appraisal Meets Guidelines	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378086	FCOM8997	08/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378085	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378085	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Borrower has stable job time - Borrower has XX.XX years on job. Comp factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378084	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378084	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378084	finding-2623	08/04/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378083	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378083	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378082	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378082	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378081	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378081	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378080	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378080	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378080	finding-2623	08/03/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378079	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378079	FCRE8611	08/11/2024	Credit	Income/Employment	Income/Employment General	i. Discrepancy exists between co-borrower's employer which reflects 'XXX' and Paystub Employer indicating' XXX. No documentation in file explaining if both are affiliated.
ii. Employer name on WVOE reflects XXX - XXX which differs from employer stated on XXXX and VVOE	XXX and XXX is one and the same. The school is called XXX, see attached	Document provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378079	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378078	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378078	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378077	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378077	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378076	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378076	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378075	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report.	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378075	FCRE7009	08/17/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Hazard Insurance coverage of $XXX,XXX is less than required coverage required. Hazard insurance estimator in file reflects cost of $XXX,XXX.	HOI dwelling coverage amount of $XXX,XXX is sufficient enough to cover the Xst and Xnd lien total amount of $XXX,XXX.	Explanation provided is sufficient. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378075	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378074	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378074	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378074	finding-2623	08/10/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378073	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378073	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378072	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets guidelines

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines

											Borrower has stable job time - Borrower has XX.XX years on job. This is correct	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378072	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Meets guidelines

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Meets guidelines

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines

											Borrower has stable job time - Borrower has XX.XX years on job. This is correct	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378071	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378071	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378070	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378070	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378069	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378069	FCOM8997	08/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378068	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378068	FCRE1203	08/26/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud Report reflects undisclosed property not disclosed on final XXXX: XXX with a purchase date of XX/XX/XXXX. Mortgage liens opened in amount of $XXX,XXX at the time of acquisition.	Per XXX, owned by XXX and XXX Our borrowers XXX and XXX It appears that this is a XXX situation. The signatures on the deeds do not match.	Document provided is sufficient. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378068	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378067	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378067	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378066	FCRE7009	08/15/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Hazard insurance coverage is sufficient	The estimated cost to rebuild the property is on p. X of the HOI. RCE $XXX,XXX	Document provided is sufficient. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factors	Resolved	08/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378066	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factors	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378066	finding-2838	08/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factors	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378066	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factors	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378065	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378065	FCOM1221	08/14/2024	Credit	Missing Doc	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete Page X of the Security Instrument is missing.	DOT	Document provided is sufficient. DOT acceptable. Exception resolved.; The Deed of Trust is Present and Complete	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378065	FCRE5116	08/14/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Verification of Mortgage and/or current First Mortgage Statement has not been provided.	Mtg statement	Documents provided are sufficient. Mortgage statement is current. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378065	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX% Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378064	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378064	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378063	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378063	FVAL9739	08/21/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Please provide all pages of the property condition report. Only page X was uploaded.	PCI; Appraisal report	Document provided is sufficient. PCI acceptable. Exception resolved.; Property/Appraisal Meets Guidelines; The XXX HVE is in file. What is required is a PCI report. Exception remains.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378063	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378062	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378062	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time -	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378061	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378061	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378060	FCRE1201	08/22/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378060	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378059	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378059	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378058	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378058	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378057	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378057	FCRE5116	08/14/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. File is missing verification of June payment on first mortgage.	Please see attached	Document provided is sufficient. Mortgage history acceptable. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378057	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378057	finding-2962	08/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Comp Factor

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378056	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378056	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378055	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378055	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378054	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378054	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378053	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report.		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378053	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378053	finding-2623	08/18/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

								While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378052	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378052	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378051	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378051	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378050	FCRE1201	08/21/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378050	FCRE5116	08/21/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. . File is missing verification of XX/XX/XXXX payment.	Please see payment history attached	Document provided is sufficient. Mortgage history acceptable. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378050	FCRE1193	08/21/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.X% exceeds Guideline DTI of XX% The Lender underwriter did not include the shortage and reserve amounts showing on the XXX screen. The DTI exceeds XX%	Per the CES Product Profile in effect at the time of application, taxes and insurance are calculated using the proposed amount…the shortage and reserves amounts are not to be included	Document provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	08/21/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378050	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378048	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378048	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378047	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378047	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378046	FCRE1201	08/21/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378046	FCRE7009	08/12/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Replacement cost calculator show replacement amount of $XXX.XXX date X/XX/XX. Current insurance policy show coverage of $XXX,XXX. Coverage is insufficient.	Response attached	Received RCE value matching hazard coverage. Exception resolved. ; Hazard Insurance coverage meets guideline requirement	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378046	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378045	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378045	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378044	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378044	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378043	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378043	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378042	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378042	FCRE1437	08/18/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Using commission income however only YTD is available. Missing previous years for accurate calculation.	Per FNMA BX-X.XX, commission of X year or greater is acceptable. Commission can be verified with paystubs and WX(s), a WVOE is not required. Please see attached income calculation worksheet and XXXX WX's. Commission income was calculated by extracting base from XXXX income. It is reasonable that the remaining portion is commission.

Documents provided are sufficient. Income verified. Exception resolved.; Income and Employment Meet Guidelines	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor	Resolved	08/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378042	FCRE1157	08/18/2024	Credit	Missing Doc	Hazard Insurance Policy is Missing	Missing Hazard Insurance Policy	HOI	Received HOI. Exception Resolved.; Hazard Insurance Policy is fully present	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378042	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378040	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378040	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378039	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378039	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Comp Factor

Borrower has stable job time - Borrower has X.XX years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378038	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378038	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378038	finding-2962	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378037	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378037	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378036	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378036	FCRE7569	08/02/2024	Credit	Debt	Mortgage history for primary residence less than 12 months	Missing SSE to verify mortgage payment history for first mortgage lien. Per lender guidelines utilize SSE to verity mortgage payment history for all mortgages if they are serviced by XXX.	Please see attached	Documents provided are sufficient. Mortgage statement and pay history support mortgage history. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378036	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378035	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378035	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378034	FCRE1159	08/13/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Prior policy not provided to determine if property was insured at time of closing.
Effective date is after closing date on policy provided.	HOI	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378034	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378034	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378034	finding-697	08/17/2024	Compliance	Points & Fees	GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test	This loan has terms that exceed the high-cost home loan points and fees threshold.
 (XXX X-XA-X(X),(XX)(B))
The total points and fees payable in connection with the loan, excluding not more than two bona fide discount points, exceed:

X percent of the total loan amount if the total loan amount is $XX,XXX.XX or more.
The lesser of X percent of the total loan amount or $X,XXX.XX if the total loan amount is less than $XX,XXX.XX.
 Fees included in testing:
Application Fee paid by Borrower: $XXX.XX
MERS Registration Fee paid by Borrower: $XX.XX
Points - Loan Discount Fee paid by Borrower: $X,XXX.XX
Settlement or Closing Fee paid by Borrower: $XXX.XX
Underwriting Fee paid by Borrower: $XXX.XX
TILA XXX cure required. Refund in the amount of $X.XX requires a PCCD, LOE, and copy of refund check and reopen rescission.	Tolerance Cure docs	Cure package provided; Exception downgraded to a X/B	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378033	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378033	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378033	finding-697	08/20/2024	Compliance	Points & Fees	GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test	This loan has terms that exceed the high-cost home loan points and fees threshold.
 (XXXXX X-XA-X(X),(XX)(B))
The total points and fees payable in connection with the loan, excluding not more than two bona fide discount points, exceed:

X percent of the total loan amount if the total loan amount is $XX,XXX.XX or more.
The lesser of X percent of the total loan amount or $X,XXX.XX if the total loan amount is less than $XX,XXX.XX.
TILA XXXb Cure Required. Refund in the amount of $X.XX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery and reopen rescission.	Cure docs	Received PCCD, LOE, Copy of refund check of $X.XX and proof of shipment to the borrower from the client for testing; exception cured post closing.; Received PCCD, LOE, Copy of refund check of $X.XX and proof of shipment to the borrower from the client for testing; exception cured post closing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Cured			C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378032	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378032	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378031	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378031	FCRE3653	08/15/2024	Credit	Missing Doc	Missing letter of explanation	Missing the Cash-out Purpose XXX required by the guidelines.	This is not a valid finding. This is not required on CES loans considering all CES loans are "cash-out", non-QM loans.	; Explanation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378031	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378030	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378030	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378029	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guides

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides

											Borrower has stable job time - Borrower has X.X years on job. This is correct	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378029	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guides

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guides

											Borrower has stable job time - Borrower has X.X years on job. This is correct	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378028	FCRE1437	08/12/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines VOE for the current employer pg XXX has start date of X/XX/XX (***XXX doesn't match employer XXXX ). Prev. job VOE pg XXX XX/XX/XXXX - X/XX/XX. XXX letter is needed - lapse X months XX days (X/XXX/XX-X/XX/XX). Loan application has an error and shows the current job and previous job ended on the same date X/X/XXXX.	Please see attached article which connects XXX with XXX and XXX.	Document provided is sufficient. Exception resolved.; Income and Employment Meet Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378028	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378028	FCRE1203	08/27/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud Report reflects undisclosed property with address of XXX– the credit report supports this same address. The property records search identities the address as XXX (XXX, is shown as co-owner, in addition the primary residence address (subject transaction) is show on the tax bill as the mailing address (XXX). The homestead exemption shows for party over age XX. The last transfer date per the property tax website is dated X/X/XXXX. There are X additional parties on the property tax documentation.	Per XXX owns this property, mailing address is the subject. Acquired the property via a deed of distribution from XXX, possible XXX. XXX was the XXX along with XXX.	Documents provided are sufficient. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378028	FCRE4165	08/12/2024	Credit	Income/Employment	Employment Gaps in Employment Without Sufficient Explanation	X) Loan application states the current job started X/X/XXXX. Per the VOE pg XXX BX began the new job X/XX/XXXXX. The previous job VOE shows an end date of X/XX/XXXX, this creates a gap of employment spanning X months and XX days. An Letter of Explanation is required for this gap of employment. X) Lender also to provide validation linking the VOE employer XXX to the company shown on the loan application XXX (AKA/Buy-out/Merger/Error).	FNMA does not require gap letters. Since XXX divested XXX to XXX, it's possible that the start, end, start dates are not completely accurate.	Explanation provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378028	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378027	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378027	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378026	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378026	finding-2838	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX XXX Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378026	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378025	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378025	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378024	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378024	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378023	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378023	FCRE1347	08/05/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing	VOE	Document provided is sufficient. VOE supports employment. Exception resolved.; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378023	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time -	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378022	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378022	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378021	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378021	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378020	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378020	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

											Borrower has stable job time - Borrower has X.XX years on job. Compensating factors	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378019	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378019	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Comp Factor Borrower has stable job time - Borrower has X.XX years on job. Comp Factor	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378018	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378018	FCRE7009	08/18/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX.X is less than required coverage required Please provide one of the following to document sufficient hazard insurance coverage: X) a policy/declarations page including guaranteed replacement cost verbiage, X) a policy/declarations page including replacement cost or similar endorsement, or X) a replacement cost estimator documenting $XXX,XXX.XX is sufficient coverage.	RCE	Received evidence of replacement value. Exception resolved. ; Hazard Insurance coverage meets guideline requirement	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378018	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378017	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378017	FCRE1336	08/12/2024	Credit	Missing Doc	Borrower 1 Award Letter Missing	Borrower X Award Letter Missing The documentation provided is cut off and doesn't provide all numbers used by the underwriter to qualify the borrower. Lender to please provide documentation to support the qualifying income which should include the complete document and all pages.	Please see attached	Document provided is sufficient. Exception resolved.; Borrower X Award Letter Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378017	FCRE1366	08/12/2024	Credit	Missing Doc	Borrower 2 Award Letter Missing	Borrower X Award Letter Missing The documentation provided is cut off and doesn't provide all numbers used by the underwriter to qualify the borrower. Lender to please provide documentation to support the qualifying income which should include the complete document and all pages.	Please see attached	Document provided is sufficient. Exception resolved.; Borrower X Award Letter Provided or Not Applicable (Number of Borrowers equals X)	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378017	FCRE5116	08/13/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. A payment history showing the borrower was current at time of closing wasn't provided.	Please see attached	Document provided is sufficient. Mortgage history acceptable. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378017	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378016	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378016	FCRE1203	08/26/2024	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Potential Fraud Reflected on Fraud Report. Fraud Report reflects undisclosed property not disclosed on final XXXX: XXX. The Fraud Report shows - XXX Seperate Property - this is indiciative of a possible dissolution of property. County tax records confirm borrower has been part owner since XXXX, and is still on title per the XX/XXXX property tax bill. This property is not dislcosed via the loan application nor letter of explanation or other information regarding in the loan file.	Per XXX, Current owners are XXX and XXX Per XXX, possible XXX is XXX and possible XXX is XXX. Borrower is XXX	Document provided is sufficient. Fraud report cleared. Exception resolved.; Potential Fraud Reflected on Fraud Report is Resolved or None Exists	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378016	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378016	finding-2623	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX higher-priced mortgage loan test. ( XXX XX.XX.XX.XXB(XX) , XXX XX.XX.XX.XXB(X) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Regulations (XXX).

While the XXX provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378014	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378014	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378013	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378013	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Compensating factors

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX% Compensating factors

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378012	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378012	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378011	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378011	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378009	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378009	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378008	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378008	FCRE1193	08/11/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI Variance .XXX% Lender XX.XXX% vs CUW XX.XX%- The actual property taxes are $XX.XX/mo. higher plus the escrow cushion $XX.XX/mo. = $XX.XX added to the total debts for the subject. Providing for total debt of $X,XXX.XX & using the lender's conservative income of $XX,XXX.XX provides for a non-qualifying DTI of XX.XX%	Per the CES Product Profile in effect at the time of application, taxes and insurance are calculated using the proposed amount…the shortage and reserves amounts are not to be included.	Document provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378008	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378007	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378007	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Comp Factor

											Borrower has stable job time - Borrower has XX.XX years on job. Comp Factor	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378006	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378006	FCRE7009	08/12/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Please verify the amount of replacement listed on policy. Coverage of policy is $XXX,XXX liens Xst and Xnd $XXX,XXX + $XXXXX = $XXX,XXX.
									p. X of the HOI policy is the estimated home replacement cost of $XXX,XXX	Document provided is sufficient. Hazard policy is acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378006	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378005	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378005	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378004	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. This is correct

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378004	FCRE1159	08/18/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Page XXX shows the hazard insurance bill was paid in XX/XX/XXXX to renew so the previous insurance was in place at the time of this loan closing.	HOI	Document provided is sufficient. Hazard policy in effect. Exception resolved.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.	Borrower has stable job time - Borrower has X.XX years on job. This is correct

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines	Resolved	08/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304378004	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. This is correct

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Meets guidelines

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Meets guidelines	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378003	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378003	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378003	finding-2962	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378002	FCRE1201	08/22/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378002	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378001	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378001	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Borrower has stable job time - Original LTV is Below the Guideline Maximum -	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304378000	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304378000	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377999	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377999	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377999	finding-2962	08/17/2024	Compliance	Points & Fees	XXX Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division X.X XXXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377998	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377998	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377997	FCRE1201	08/21/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377997	FCRE1440	08/13/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Total Mortgage payment history XXX - guides require a XXX VOM/VOR history. The subject was purchased X/XX/XXXX. XX months X/XX-X/XX. The VOR for the previous residence shown on the loan application is required.	Per the CES Product Profile: Mortgage payment history must reflect XXX, or since inception, for all borrowers mortgages. As indicated by the reviewer, we have XXX since inception.	Document provided is sufficient. Housing history acceptable. Exception resolved.; Housing History Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304377997	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377996	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377996	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377995	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has X.X years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factors	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377995	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX% Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX% Compensating factors	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377994	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377994	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377993	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377993	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377992	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377992	FCOM8997	08/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377991	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377991	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377990	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377990	FCRE1145	08/13/2024	Credit	Missing Doc	Title Document Missing	Title Document is missing	See attached	Document provided is sufficient. Exception resolved.; Title Document is fully Present	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377990	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377989	FCRE1201	08/21/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377989	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377988	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377988	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.X years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377987	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377987	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.X years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377986	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377986	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.XX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377985	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377985	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377982	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377982	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX% Compensating factors

Borrower has stable job time - Borrower has XX.XX years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX% is less than Guideline LTV of XX% Compensating factors	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377981	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377981	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377980	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377980	FCRE1333	08/17/2024	Credit	Missing Doc	Borrower 1 WVOE Missing	Borrower X WVOE Missing Please provide a written VOE with XXXX income break outs or a XXXX year end paystub to confirm the borrower has received at least one year of overtime and/or bonus income to qualify with the additional $XXX.XX/month in bonus/overtime income.	Uploaded paystubs with YTD earnings, VOE and income worksheet	Documents provided are sufficient. DTI within guidelines. Exception resolved.; Borrower X WVOE Provided	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377980	FCRE7009	08/17/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Please provide a hazard insurance declarations page with a minimum of XXX% replacement cost coverage. This can be documented with guaranteed replacement cost coverage, replacement cost or similar endorsement, or a replacement cost estimator.	Dwelling coverage $XXX,XXX plus XX% extended replacement cost is $XXX,XXX. RCE $XXX,XXX	Document provided is sufficient. Hazard coverage is acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304377980	FCRE6019	08/17/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower X Citizenship Documentation Is Missing Please provide a copy of the borrower's identification or the patriot act disclosure including this information completed by the settlement agent.	Patriot Act	Document provided is sufficient. Patriot Act supports identification/citizenship. Exception resolved.; Borrower X Citizenship Documentation Provided or Not Required	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377980	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377979	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377979	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377978	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377978	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377977	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377977	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX% Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377976	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377976	FCRE7009	08/13/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Xst lien balance, $XXX,XXX.XX+Subject loan, $XX,XXX=$XXX,XXX.XX. No Replacement Cost Estimate was located in the file. Hazard Insurance is insufficient to cover the lien balances.	RCE	Document provided is sufficient. Policy coverage is acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304377976	FCRE1193	08/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender Calculated Property Tax at $XXX.XX and Hazard Insurance Premium at $XX.XX, for a sum of $XXX.XX. Actual property tax is $XXX.XX and the Hazard Premium is $XXX.XX monthly, a sum of $XXX.XX and a variance of $XX.XX. Lender calculated DTI, XX.XXX%.	Per the CES Product Profile in effect at the time of application, taxes and insurance are calculated using the proposed amount.	Document provided is sufficient. Exception resolved.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
XXX	XXXXX	304377976	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377975	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377975	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliance This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377974	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377974	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377973	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report.	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377973	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

											Borrower has stable job time - Borrower has XX.XX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304377972	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304377972	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A